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PROSPECTUS                                                     May 1, 2005
                                                               As supplemented
                                                               December 1, 2005

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NEA VALUEBUILDER VARIABLE ANNUITY
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                                                               -----------------
                                                               Important Privacy
                                                                Notice Included

                                                                See Back Cover
                                                               -----------------

                        NEA VALUEBUILDER VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

               ISSUED BY:                           MAILING ADDRESS:
       SECURITY BENEFIT LIFE                    SECURITY BENEFIT LIFE
         INSURANCE COMPANY                        INSURANCE COMPANY
       ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
       TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
       1-800-NEA-VALU
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   This  Prospectus  describes a flexible  purchase  payment  deferred  variable annuity  contract (the  "Contract")  offered by Security  Benefit Life Insurance
Company (the "Company"). The Contract is available for individuals in connection with a  retirement  plan  qualified  under  Section  403(b),  408 or 408A of the
Internal  Revenue  Code.  The  Contract is designed to give you  flexibility  in planning for retirement and other financial goals.

   You may allocate your Purchase  Payments and Contract Value to one or more of the  Subaccounts  that  comprise a separate  account of the  Company  called the
Variable Annuity Account XIV, or to the Fixed Account.  Each Subaccount  invests in  a  corresponding  mutual  fund  (the  "Underlying  Fund").  The  Subaccounts currently available under the Contract are:

-  AIM Basic Value
-  AIM Mid Cap Core Equity
-  AIM Small Cap Growth
-  AIM Blue Chip
-  AIM Dynamics (formerly INVESCO Dynamics)
-  AIM Technology (formerly INVESCO Technology)
-  American Century® Heritage
-  American Century® Select
-  American Century® Equity Income
-  American Century® International Growth
-  Ariel Fund
-  Calamos Growth(1)
-  Calamos Growth and Income
-  Dreyfus Appreciation
-  Dreyfus Premier Strategic Value
-  Dreyfus Midcap Value
-  Dreyfus General Money Market
-  Fidelity Advisor Value Strategies
-  Fidelity Advisor Dividend Growth
-  Fidelity Advisor Mid Cap(2)
-  Lehman Brothers Core Bond(3)
-  PIMCO High Yield
-  Security Capital Preservation
-  Security Diversified Income
-  Security Income Opportunity
-  Security Global(1)
-  Security Equity
-  Security Large Cap Growth(1)
-  Security Mid Cap Value
-  Security Small Cap Growth(1)
-  Security Social Awareness
-  Security Large Cap Value
-  Security Mid Cap Growth
-  Van Kampen Equity and Income
-  Van Kampen Comstock
-  Van Kampen Aggressive Growth
-  Wells Fargo Advantage Growth and Income (formerly Strong Growth and Income)
-  Wells Fargo Advantage Growth (formerly Strong Growth 20)(1)
-  Wells Fargo Advantage Small Cap Value (formerly Strong Advisor Small Cap
     Value)(1)
-  Wells Fargo Advantage Opportunity (formerly Strong Opportunity)(1)

(1)  These  Subaccounts  are not available to members of the Teacher  Retirement
     System of Texas who are  employees of school  districts or  open-enrollment charter  schools  purchasing  a  tax-sheltered  annuity  through  a  salary reduction arrangement.

(2)  The Fidelity  Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate  Purchase Payments and transfer Contract
     Value to the Fidelity  Advisor Mid Cap  Subaccount.  If you purchased  your
     Contract  after July 30, 2004,  you may not allocate  Purchase  Payments or transfer your Contract Value to the Fidelity Advisor Mid Cap Subaccount.

(3)  Formerly  the  Ariel  Premier  Bond  Subaccount.  Ariel  Premier  Bond Fund
     converted to the Lehman Brothers Core Bond Fund, effective June 10, 2005.

(4)  The Fidelity Advisor  International  Capital Appreciation  Subaccount is no
     longer available under the Contract,  and Owners may NOT allocate  Purchase
     Payments or transfer  Contract Value to the Fidelity Advisor  International
     Capital Appreciation Subaccount after December 31, 2004.

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment  performance of the  Subaccounts.  To the extent that you allocate
Contract Value to the Subaccounts,  the Company does not guarantee any amount of
Contract Value.

   Amounts  that you allocate to the Fixed  Account earn  interest at rates that are paid by the Company as  described  in "The Fixed  Account."  Contract  Value allocated to the Fixed Account is guaranteed by the Company.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2005, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge. You may obtain a Statement of Additional  Information or a  prospectus  for any of the  Underlying  Funds by writing  the  Company at One
Security Benefit Place, Topeka, Kansas 66636 or by calling  1-800-NEA-VALU.  The table of contents of the  Statement of  Additional  Information  is set forth on page 58 of this Prospectus.

   The Contract is made available under the NEA Valuebuilder Program pursuant to an agreement  between the Company (and  certain of its  affiliates)  and certain subsidiaries  of The National  Education  Association  of the United States (the
"NEA").  Pursuant to this agreement,  the Company pays one of these subsidiaries an annual fee in exchange for receiving  certain services in connection with the
Contract.  The NEA and its subsidiaries are not registered as broker-dealers and do not distribute the Contract or provide  securities  brokerage  services.  See
"Information  About the Company,  the Separate Account,  and the Funds" for more information about this arrangement.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

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   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION  TO THE  CONTRARY  IS A CRIMINAL  OFFENSE.  YOU SHOULD  READ THIS
PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

   EXPENSES FOR THIS CONTRACT,  IF PURCHASED WITH AN EXTRA CREDIT RIDER,  MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE: MAY 1, 2005, AS SUPPLEMENTED DECEMBER 1, 2005
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   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
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                                TABLE OF CONTENTS

   Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ADMINISTRATIVE  OFFICE  --  The  Annuity  Administration  Department  of  the
Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

   ANNUITANT -- The person that you designate on whose life annuity payments may be  determined.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both
Annuitants unless otherwise stated.

   ANNUITY -- A series of  periodic  income  payments  made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY START DATE -- The date when annuity  payments begin as elected by the
Owner.

   ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are  automatically  paid from your bank account on a specified day of each month or a salary reduction agreement.

   CONTRACT  DATE -- The date the  Contract  begins  as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

   CONTRACT DEBT -- The unpaid loan balance including loan interest.

   CONTRACT  VALUE -- The total value of your Contract  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   CREDIT  ENHANCEMENT  -- An amount  added to  Contract  Value  under the Extra
Credit Rider.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who, if a natural  person,  is alive on the date of death of the
Owner or the Joint Owner: the Owner;  the Joint Owner; the Primary  Beneficiary;
the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the
Owner's Estate.

   FIXED ACCOUNT -- An account that is part of the Company's  General Account to which you may  allocate all or a portion of your  Contract  Value to be held for accumulation  at  fixed  rates  of  interest  (which  may not be less  than  the
Guaranteed Rate) declared periodically by the Company. See "The Fixed Account."

   GENERAL  ACCOUNT -- All assets of the Company  other than those  allocated to the Separate Account or to any other separate account of the Company.

   GUARANTEED  RATE -- The minimum  interest  rate earned on the Fixed  Account, which accrues daily and ranges from an annual  effective  rate of 1% to 3% based upon the state in which the  Contract  is issued  and the  requirements  of that state.

   OWNER -- The person  entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

   PARTICIPANT -- A Participant under a Qualified Plan.

   PURCHASE  PAYMENT -- An amount paid to the Company as  consideration  for the
Contract.

   SEPARATE  ACCOUNT -- The Variable  Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

   SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

   UNDERLYING  FUND -- A  mutual  fund  or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected  premium  taxes.  If the Extra Credit  Rider is in effect,  Contract
Value will also be reduced by any Credit  Enhancements that have not yet vested.
The  Withdrawal  Value  during the Annuity  Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract (the  "Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract,  on an individual  basis, in connection with a retirement  plan  qualified  under Section  403(b),  408 or 408A of the Internal
Revenue Code of 1986, as amended ("Qualified  Plan").  Please see the discussion under "The Contract" for more detailed information.

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently  divided into accounts, each referred to as a Subaccount. See "Separate Account."

   You may allocate all or part of your Purchase  Payments and Contract Value to
the   Subaccounts.   Each  Subaccount   invests   exclusively  in  shares  of  a
corresponding  Underlying  Fund,  each  of  which  has  a  different  investment objective  and  policies.  Amounts  that you  allocate to the  Subaccounts  will increase or decrease in dollar value depending on the investment  performance of the Underlying  Fund in which such Subaccount  invests.  You bear the investment risk for amounts allocated to a Subaccount.

   The Fidelity  Advisor Mid Cap  Subaccount is available  only if you purchased your Contract  prior to July 31, 2004,  and the Fidelity  Advisor  International
Capital  Appreciation  Subaccount  is no longer  available  under the  Contract.
Owners may not  allocate  Purchase  Payments or transfer  Contract  Value to the
Fidelity Advisor  International  Capital Appreciation  Subaccount after December
31, 2004.

FIXED ACCOUNT -- You may allocate all or part of your  Purchase  Payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate.
See "The Fixed Account."

PURCHASE  PAYMENTS -- Your initial  Purchase  Payment  must be at least  $1,000.
Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract" and "The Fixed Account."

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders;  provided,  however,  that you may select only one rider that provides a death benefit and may not select riders with total charges in excess of 1.55%  (1.00% of  Contract  Value if you select a 0-Year  Alternate
Withdrawal Charge Rider):

-  Guaranteed Minimum Income Benefit at 3% or 5%;
-  Annual Stepped Up Death Benefit;*
-  Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*
-  Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*
-  Enhanced Death Benefit;*
-  Combined Enhanced and Annual Stepped Up Death Benefit;*
-  Combined Enhanced and Guaranteed Growth Death Benefit;*
-  Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit;*
-  Guaranteed Minimum Withdrawal Benefit;
-  Total Protection;*
-  Extra Credit at 3%, 4% or 5%;
-  Waiver of Withdrawal Charge;
-  Alternate Withdrawal Charge;
-  Waiver of Withdrawal Charge - 15 Years or Disability;
-  Waiver of Withdrawal Charge - 10 Years or Disability;
-  Waiver of Withdrawal Charge - Hardship;
-  Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

*Provides a death benefit.

The Company  makes each rider  available  only at issue,  except the  Guaranteed
Minimum  Withdrawal Benefit Rider and the Total Protection Rider, which are also available  for purchase on a Contract  Anniversary.  You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE
IN ALL  STATES.  See the  detailed  description  of each rider  under  "Optional
Riders."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event, the Company will refund to you as of the Valuation Date on which the
Company  receives  your  Contract any Purchase  Payments  allocated to the Fixed
Account (not including any Credit  Enhancements if the Extra Credit Rider was in
effect).  The  Company  will also  refund as of the  Valuation  Date on which we receive your Contract any Contract Value allocated to the Subaccounts,  plus any charges deducted from such Contract Value, less the Contract Value  attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit  Enhancements  from the amount of Contract Value refunded to you, the
Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

   Some states' laws require us to refund your Purchase Payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund
Purchase Payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from Purchase
Payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent  deferred sales charge (which may also be referred to as a "withdrawal  charge").  The withdrawal charge will be waived on withdrawals to the extent  that total  withdrawals  in a Contract  Year,  including  systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

   The Free  Withdrawal  amount is equal in the first  Contract  Year, to 10% of
Purchase Payments, excluding any Credit Enhancements,  made during the year and, in any  subsequent  Contract  Year,  to 10% of  Contract  Value as of the  first
Valuation  Date of that Contract  Year.  The  withdrawal  charge  applies to the portion of any withdrawal  consisting of Purchase Payments that exceeds the Free
Withdrawal  amount.  The  withdrawal  charge  does not apply to  withdrawals  of earnings.  Also,  under the  Guaranteed  Minimum  Withdrawal  Benefit  and Total
Protection  Riders,  withdrawals of up to the Annual  Withdrawal  Amount are not subject to a withdrawal  charge but reduce the Free Withdrawal  amount otherwise available in that Contract Year.

   The amount of the charge will depend on how long your Purchase  Payments have been held under the Contract.  Each  Purchase  Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase  Payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                               1                   7%
                               2                   7%
                               3                   6%
                               4                   5%
                               5                   4%
                               6                   3%
                               7                   2%
                           8 and over              0%
                      ===================================

   The amount of total  withdrawal  charges  assessed against your Contract will never exceed 7% of Purchase  Payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge."

   MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts the excess amount from your
Contract Value on a monthly basis.  The mortality and expense risk charge amount is determined  each month by reference to the amount of your Contract  Value, as set forth in the table below.

                   ==========================================
                                         ANNUAL MORTALITY AND
                   CONTRACT VALUE        EXPENSE RISK CHARGE
                   ------------------------------------------
                   Less than $25,000            0.90%
                   $25,000 or more              0.75%
                   ==========================================

These amounts are also deducted during the Annuity  Period.  Under Options 5 and
6, the mortality and expense risk charge is calculated and deducted as described above.  However,  the mortality  and expense risk charge is 1.25%,  on an annual basis,  under  Options 1 through  4, 7 and 8, in lieu of the  amounts  set forth above and is deducted daily. See "Mortality and Expense Risk Charge."

   OPTIONAL  RIDER CHARGES.  The Company  deducts a monthly charge from Contract
Value for certain riders that may be elected by the Owner. The Company generally will deduct the  monthly  rider  charge from  Contract  Value  beginning  on the
Contract  Date and ending on the Annuity  Start Date if you elect one of Annuity
Options 1 through 4, 7 or 8 and will  deduct the  monthly  rider  charge for the life of the  Contract  if you elect  Annuity  Option 5 or 6. The  charge for the
Extra Credit  Rider,  however,  is deducted  only during the  seven-year  period beginning on the Contract Date.

   The Company makes each rider  available only at issue,  except the Guaranteed
Minimum Withdrawal Benefit and Total Protection Riders, which are also available for  purchase  on a Contract  Anniversary.  You may not  terminate a rider after issue,  unless  otherwise  stated.  The  amount  of the  charge  is  equal  to a percentage,  on an annual  basis,  of your  Contract  Value.  Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of
Contract Value if you select a 0-Year Alternate  Withdrawal Charge Rider). As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%
and the 0-Year Alternate  Withdrawal Charge Rider with a cost of 0.70%,  because the total cost of such riders,  1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract issued with a 0-Year Alternate  Withdrawal Charge
Rider. Each rider and its charge are listed below. See "Optional Rider Charges."

   TEACHER  RETIREMENT  SYSTEM OF TEXAS - LIMITS ON OPTIONAL RIDERS. If you are:
(1)  purchasing  the  Contract  as a  tax-sheltered  annuity  through  a  salary
reduction   arrangement;   (2)  an   employee   of  a  school   district  or  an
open-enrollment  charter  school;  and (3) a member  of the  Teacher  Retirement
System of Texas,  you may not select  riders with a total  charge  that  exceeds
0.25% of  Contract  Value  and only  the  following  riders  are  available  for purchase:

-  Annual Stepped Up Death Benefit
-  Enhanced Death Benefit
-  Guaranteed Growth Death Benefit at 3%
-  Guaranteed Growth Death Benefit at 5%
-  Combined Annual Stepped Up and Guaranteed Growth Death Benefit
-  Guaranteed Minimum Income Benefit at 3%
-  Waiver of Withdrawal Charge
-  Waiver of Withdrawal Charge - Hardship
-  Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

================================================================================
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                        Annual
                                                                        Rider
                                                              Rate(1)   Charge
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                               3%      0.15%
                                                                5%      0.30%
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Annual Stepped Up Death Benefit                                --       0.20%
--------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                                 3%      0.10%
                                                                5%      0.20%
                                                                6%(2)   0.25%
                                                                7%(2)   0.30%
--------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death
   Benefit                                                      5%      0.25%
--------------------------------------------------------------------------------
Enhanced Death Benefit                                         --       0.25%
--------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit          --       0.35%
--------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit           5%      0.35%
--------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth
   Death Benefit                                                5%      0.40%
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                          --       0.45%(3)
--------------------------------------------------------------------------------
Total Protection                                               --       0.85%(4)
--------------------------------------------------------------------------------
Extra Credit(5)                                                 3%      0.40%
                                                                4%      0.55%
                                                                5%      0.70%
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Waiver of Withdrawal Charge                                    --       0.05%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                                0-Year    0.70%
                                                              4-Year    0.55%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability           --       0.05%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability           --       0.10%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                         --       0.15%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2           --       0.20%
--------------------------------------------------------------------------------
(1)  Rate refers to the  applicable  interest  rate for the  Guaranteed  Minimum
     Income  Benefit  Rider,  the  Guaranteed  Growth Death Benefit  Rider,  the
     Combined Annual Stepped Up and Guaranteed  Growth Death Benefit Rider,  the
     Combined  Enhanced and  Guaranteed  Growth  Death  Benefit  Rider,  and the
     Combined  Enhanced,  Annual Stepped Up and Guaranteed  Growth Death Benefit
     Rider,  the applicable  Credit  Enhancement rate for the Extra Credit Rider and the applicable  withdrawal charge schedule for the Alternate Withdrawal
     Charge Rider.

(2)  Not available to Texas residents.

(3)  The  Company  may  increase  the rider  charge for the  Guaranteed  Minimum
     Withdrawal  Benefit Rider only if you elect a reset; the Company guarantees the rider  charge  upon  reset will not  exceed  1.10% on an annual  basis.
     Please see the discussion under "Guaranteed  Minimum  Withdrawal  Benefit."
     The current charge for such rider is used in calculating  the maximum rider charge of 1.55%.

(4)  The Company may increase the rider  charge for the Total  Protection  Rider only if you elect a reset;  the Company  guarantees  the rider  charge upon reset will not exceed 1.45% on an annual basis.  Please see the  discussion under  "Total  Protection."  The  current  charge for such rider is used in calculating the maximum rider charge of 1.55%.

(5)  The  Company  will deduct the charge for this rider  during the  seven-year period beginning on the Contract Date.

(6)  If the 4-Year Alternate  Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
================================================================================

   ADMINISTRATION  CHARGE.  The Company  deducts a daily  administration  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge."

   ACCOUNT  ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your  Contract  Value is  $50,000  or more on the date  the  charge  is to be deducted. See "Account Administration Charge."

   PREMIUM TAX CHARGE.  The Company  assesses a premium tax charge to  reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable.  The  Company  reserves  the right to deduct  such taxes when due or anytime  thereafter.  Premium  tax rates  currently  range from 0% to 3.5%.  See
"Premium Tax Charge."

LOAN INTEREST CHARGE -- The Company charges an effective annual interest rate on a loan that currently is an amount equal to the  Guaranteed  Rate plus 2.75% and plus the total  charges  for riders you have  selected.  The  Company  also will credit the amount in the loan  account with an effective  annual  interest  rate equal  to  the  Guaranteed  Rate.  After  offsetting  interest  credited  at the
Guaranteed  Rate,  the net cost of a loan is the  interest  rate  charged by the
Company less the amount of the Guaranteed  Rate. Thus, the highest net cost of a loan you may be charged  currently is 2.75%,  plus the amount of any  applicable rider charges.

   OTHER  EXPENSES.  Investment  advisory  fees and  operating  expenses of each
Underlying Fund are paid by the Fund and are reflected in the net asset value of its  shares.  The Owner  indirectly  bears a pro rata  portion  of such fees and expenses.  See the  prospectuses  for the Underlying  Funds for more information about Underlying Fund expenses.

   The  Company  may charge the  Separate  Account  or the  Subaccounts  for the federal,  state, or local taxes incurred by the Company that are attributable to the Separate  Account or the  Subaccounts,  or to the  operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed.  See
"Tax  Status of the  Company  and the  Separate  Account"  and  "Charge  for the
Company's Taxes."

TAX-FREE  EXCHANGES -- You can generally  exchange one contract for another in a
"tax-free  exchange"  under Section 1035 of the Internal  Revenue  Code.  Before making an exchange,  you should compare both contracts carefully.  Remember that if you exchange another  contract for the one described in this prospectus,  you might have to pay a surrender charge and tax,  including a possible penalty tax, on your old  contract,  there  will be a new  surrender  charge  period for this
Contract,  other  charges  may be higher  (or  lower)  and the  benefits  may be different.  You should not  exchange  another  contract  for this one unless you determine,  after  knowing  all the  facts,  that the  exchange  is in your best interest  and not just  better for the person  trying to sell you this  Contract
(that person will generally  earn a commission if you buy this Contract  through an exchange or  otherwise).  IF YOU  CONTEMPLATE  SUCH AN  EXCHANGE,  YOU SHOULD
CONSULT  A  TAX  ADVISER  TO  DISCUSS  THE  POTENTIAL  TAX  EFFECTS  OF  SUCH  A
TRANSACTION.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required by the Contract,  and any questions or inquiries to the Company,
P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3112 or 1-800-NEA-VALU.

EXPENSE TABLE

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

================================================================================
CONTRACT OWNER TRANSACTION  EXPENSES are fees and expenses that you will pay when you purchase the  Contract or make  withdrawals  from the Contract.  The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity
Period,  the Company may impose  different  fees and  expenses  not reflected in the following  tables or Example.  See  "Mortality and
Expense Risk Charge."
--------------------------------------------------------------------------------
  Sales Load on Purchase Payments                                       None
--------------------------------------------------------------------------------
  Deferred Sales Charge (as a percentage of amount
  withdrawn attributable to Purchase Payments)                          7%(1)
--------------------------------------------------------------------------------
  Transfer Fee (per transfer)                                           None
--------------------------------------------------------------------------------
PERIODIC   EXPENSES  are  fees  and  expenses  that  you  will  pay
periodically  during  the  time  that  you  own the  Contract,  not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
  Account Administration Charge                                         $30(2)
--------------------------------------------------------------------------------
  Net Loan Interest Charge(3)                                           2.75%
--------------------------------------------------------------------------------
  Separate Account Annual Expenses
  (as a percentage of average Subaccount daily net assets)
--------------------------------------------------------------------------------
    Annual Mortality and Expense Risk Charge                            0.90%(4)
--------------------------------------------------------------------------------
    Annual Administration Charge                                        0.15%
--------------------------------------------------------------------------------
    Maximum Annual Charge for Optional Riders                           1.55%(5)
--------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                              2.60%
--------------------------------------------------------------------------------
(1)  The  amount  of the  contingent  deferred  sales  charge is  determined  by reference  to how long your  Purchase  Payments  have  been held  under the
     Contract. A free withdrawal is available in each Contract Year equal to (1)
     10% of Purchase Payments,  excluding any Credit Enhancements,  in the first
     Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the  Contract  Year in each  subsequent  Contract  Year.  See  "Full and
     Partial  Withdrawals"  and  "Contingent  Deferred  Sales  Charge"  for more information.

(2)  A pro  rata  account  administration  charge  is  deducted  (1)  upon  full withdrawal  of Contract  Value;  (2) upon the Annuity  Start Date if one of
     Annuity  Options 1 through 4, 7 or 8 is elected;  and (3) upon payment of a death  benefit.  The account  administration  charge will be waived if your
     Contract Value is $50,000 or more upon the date it is to be deducted.

(3)  The net loan cost equals the difference  between the amount of interest the
     Company charges you for a loan (the Guaranteed Rate plus 2.75% and plus the amount of total  rider  charges)  and the amount of  interest  the  Company credits to the loan account,  which is credited at the Guaranteed Rate. The highest  net cost of a loan is 2.75%,  plus the  amount  of any  applicable rider charges.

(4)  The mortality and expense risk charge is reduced for larger Contract Values as  follows:  Less  than  $25,000  - 0.90%;  $25,000  or more - 0.75%.  Any mortality  and  expense  risk charge  above the minimum  charge of 0.75% is deducted from your Contract  Value on a monthly  basis.  During the Annuity
     Period,  the  mortality  and expense risk charge  under  Options 5 and 6 is calculated and deducted in the same manner.  However,  the annual mortality and expense risk charge is 1.25% under  Annuity  Options 1 through 4, 7 and
     8, in lieu of the amounts  described  above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5)  You may select optional  riders.  If you select one or more of such riders, the charge will be deducted from your Contract  Value.  (See the applicable rider  charges in the table  below.)  You may not select  Riders with total rider charges that exceed 1.55% of Contract  Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).
================================================================================

================================================================================
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                        Annual
                                                             Interest   Rider
                                                             Rate(1)    Charge
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                         3%      0.15%
                                                                5%      0.30%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                           --      0.20%
--------------------------------------------------------------------------------
Guaranteed Growth Death Benefit Rider                           3%      0.10%
                                                                5%      0.20%
                                                                6%(4)   0.25%
                                                                7%(4)   0.30%
--------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
   and Guaranteed Growth Death Benefit Rider                    5%      0.25%
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                    --      0.25%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and
  Annual Stepped Up Death Benefit Rider                         --      0.35%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and
  Guaranteed Growth Death Benefit Rider                         5%      0.35%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider,
  Annual Stepped Up Death Benefit Rider,
  and Guaranteed Growth Death Benefit Rider                     5%      0.40%
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                     --      0.45%(2)
--------------------------------------------------------------------------------
Total Protection Rider                                          --      0.85%(2)
--------------------------------------------------------------------------------
Extra Credit Rider(5)                                           3%      0.40%
                                                                4%      0.55%
                                                                5%      0.70%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                               --      0.05%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider(3)                          0-Year    0.70%
                                                              4-Year    0.55%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--15 Years or Disability       --      0.05%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--10 Years or Disability       --      0.10%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship                     --      0.15%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--5 Years and Age 59 1/2       --      0.20%
--------------------------------------------------------------------------------
(1)  Rate refers to the  applicable  interest  rate for the  Guaranteed  Minimum
     Income  Benefit  Rider,  the  Guaranteed  Growth Death Benefit  Rider,  the
     Combined Annual Stepped Up and Guaranteed  Growth Death Benefit Rider,  the
     Combined  Enhanced and Guaranteed  Growth Death Benefit Rider, the Combined
     Enhanced,  Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the
     applicable  Credit  Enhancement  rate for the  Extra  Credit  Rider and the applicable  withdrawal charge schedule for the Alternate  Withdrawal Charge
     Rider.

(2)  The  Company  may  increase  the Rider  charge for the  Guaranteed  Minimum
     Withdrawal  Benefit Rider or the Total Protection Rider only if you elect a reset;  the Company  guarantees the Rider charge upon reset will not exceed
     1.10% for the Guaranteed  Minimum Withdrawal Benefit Rider or 1.45% for the
     Total Protection Rider on an annual basis.  Please see the discussion under
     "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such Rider is used in calculating  the maximum Rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

(3)  If the 4-Year Alternate  Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%.  See  "Alternate  Withdrawal  Charge."

(4)  Not available to Texas residents.

(5)  The  Company  will deduct the charge for this rider  during the  seven-year period beginning on the Contract Date.
================================================================================

The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

================================================================================
                                                             MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)            0.80%       2.09%
--------------------------------------------------------------------------------
(1)  Expenses  deducted from  Underlying  Fund assets include  management  fees, distribution  fees,  service fees and other expenses.  The maximum expenses above represent the total annual operating expenses of that Underlying Fund with  the  highest  total  operating  expenses,  and the  minimum  expenses represent the total annual operating  expenses of that Underlying Fund with the lowest total operating expenses.
================================================================================

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These  costs  include   Contract  Owner   transaction   expenses,   the  account
administration  charge,  separate account annual expenses (including the maximum rider  charge) and  Underlying  Fund fees and expenses but do not include  state premium taxes, which may be applicable to your Contract.

   The Example  assumes  that you invest  $10,000 in the  Contract  for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum  fees and expense of the  Contract  and any of the Underlying Funds.  Although your actual costs may be higher or lower,  based on these assumptions, your costs would be:

================================================================================
                                            1          3          5         10
                                          YEAR       YEARS      YEARS      YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at the
end of the applicable time period        $1,101     $1,958     $2,729     $4,764
--------------------------------------------------------------------------------
If you do not surrender or
you annuitize your Contract                 470      1,414      2,364      4,764
================================================================================

CONDENSED FINANCIAL INFORMATION

   The following  condensed  financial  information  presents  accumulation unit values for each of the years in the period ending  December 31, 2004, as well as ending accumulation units outstanding under each Subaccount.

================================================================================
                                            2004      2003      2002     2001(1)
--------------------------------------------------------------------------------
AIM BASIC VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 8.83    $ 6.87    $ 9.29    $10.12
   End of period .......................    $ 9.42    $ 8.83    $ 6.87    $ 9.29
Accumulation units outstanding
   at the end of period ................   353,201   275,921   171,063    32,599
--------------------------------------------------------------------------------
AIM MID CAP CORE EQUITY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 9.87    $ 8.07    $ 9.44    $10.06
   End of period .......................    $10.80    $ 9.87    $ 8.07    $ 9.44
Accumulation units outstanding
  at the end of period .................    58,714    39,579    27,915     5,147
--------------------------------------------------------------------------------
AIM SMALL CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 8.55    $ 6.39    $ 9.23    $ 9.86
   End of period .......................    $ 8.79    $ 8.55    $ 6.39    $ 9.23
Accumulation units outstanding
  at the end of period .................   212,475   119,229    63,534     9,248
--------------------------------------------------------------------------------
AIM BLUE CHIP
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 7.16    $ 5.94    $ 8.40    $ 9.50
   End of period .......................    $ 7.18    $ 7.16    $ 5.94    $ 8.40
Accumulation units outstanding
  at the end of period .................    84,469    46,054    33,460     9,003
--------------------------------------------------------------------------------
AIM DYNAMICS (FORMERLY INVESCO DYNAMICS)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 6.69    $ 5.04    $ 7.84    $ 9.34
   End of period .......................    $ 7.18    $ 6.69    $ 5.04    $ 7.84
Accumulation units outstanding
  at the end of period .................     6,681     5,288     3,373       166
--------------------------------------------------------------------------------
AIM TECHNOLOGY
(FORMERLY INVESCO TECHNOLOGY)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 4.89    $ 3.56    $ 7.02    $ 8.76
   End of period .......................    $ 4.85    $ 4.89    $ 3.56    $ 7.02
Accumulation units outstanding
  at the end of period .................    43,406    43,502    21,478     5,353
--------------------------------------------------------------------------------
AMERICAN CENTURY HERITAGE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 7.90    $ 6.78    $ 8.40    $10.09
   End of period .......................    $ 8.12    $ 7.90    $ 6.78    $ 8.40
Accumulation units outstanding
  at the end of period .................    14,551     4,276       946       652
--------------------------------------------------------------------------------
AMERICAN CENTURY SELECT
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 7.62    $ 6.37    $ 8.60    $ 9.59
   End of period .......................    $ 7.85    $ 7.62    $ 6.37    $ 8.60
Accumulation units outstanding
  at the end of period .................   248,705   126,043    36,916     1,562
--------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $11.31    $ 9.49    $10.41    $10.11
   End of period .......................    $12.21    $11.31    $ 9.49    $10.41
Accumulation units outstanding
  at the end of period .................   186,309    97,385    47,779     6,302
--------------------------------------------------------------------------------
AMERICAN CENTURY INTERNATIONAL GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 7.57    $ 6.29    $ 8.12    $ 9.21
   End of period .......................    $ 8.38    $ 7.57    $ 6.29    $ 8.12
Accumulation units outstanding
  at the end of period .................    83,030    45,457    29,825     2,116
--------------------------------------------------------------------------------
ARIEL
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $10.31    $ 8.37    $10.07        --
   End of period .......................    $12.09    $10.31    $ 8.37        --
Accumulation units outstanding
  at the end of period .................   262,445    76,731    12,721        --
--------------------------------------------------------------------------------
CALAMOS GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $10.11    $ 7.39    $ 9.13    $ 9.70
   End of period .......................    $11.54    $10.11    $ 7.39    $ 9.13
Accumulation units outstanding
  at the end of period .................   943,864   531,609   218,387    35,400
--------------------------------------------------------------------------------
CALAMOS GROWTH AND INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $11.00    $ 8.96    $ 9.72    $ 9.89
   End of period .......................    $11.60    $11.00    $ 8.96    $ 9.72
Accumulation units outstanding
  at the end of period .................   635,590   294,054   125,714    19,412
--------------------------------------------------------------------------------
DREYFUS APPRECIATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 8.34    $ 7.20    $ 9.04    $ 9.64
   End of period .......................    $ 8.47    $ 8.34    $ 7.20    $ 9.04
Accumulation units outstanding
  at the end of period .................   261,696   133,359    79,711    16,424
--------------------------------------------------------------------------------
DREYFUS PREMIER STRATEGIC VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 9.52    $ 6.89    $ 9.80    $ 9.93
   End of period .......................    $10.76    $ 9.52    $ 6.89    $ 9.80
Accumulation units outstanding
  at the end of period .................    87,176    37,184    26,572     1,387
--------------------------------------------------------------------------------
DREYFUS MIDCAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 9.17    $ 6.05    $ 9.44    $ 9.60
   End of period .......................    $10.36    $ 9.17    $ 6.05    $ 9.44
Accumulation units outstanding
  at the end of period .................   156,368   115,169    88,629    10,151
--------------------------------------------------------------------------------
DREYFUS GENERAL MONEY MARKET
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 9.31    $ 9.66    $ 9.93    $10.00
   End of period .......................    $ 8.99    $ 9.31    $ 9.66    $ 9.93
Accumulation units outstanding
  at the end of period .................    79,034    37,676    32,662     7,130
--------------------------------------------------------------------------------
FIDELITY ADVISOR VALUE STRATEGIES
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $10.68    $ 6.94    $ 9.79    $10.73
   End of period .......................    $11.74    $10.68    $ 6.94    $ 9.79
Accumulation units outstanding
  at the end of period .................   132,085    77,863    58,759    13,282
--------------------------------------------------------------------------------
FIDELITY ADVISOR DIVIDEND GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 8.42    $ 7.16    $ 9.40    $ 9.90
   End of period .......................    $ 8.52    $ 8.42    $ 7.16    $ 9.40
Accumulation units outstanding
  at the end of period .................   227,521   111,746    50,115     4,709
--------------------------------------------------------------------------------
FIDELITY ADVISOR MID CAP
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 9.87    $ 7.14    $ 9.14    $10.01
   End of period .......................    $11.00    $ 9.87    $ 7.14    $ 9.14
Accumulation units outstanding
  at the end of period .................    48,322    32,199    18,240     7,408
--------------------------------------------------------------------------------
FIDELITY ADVISOR INTERNATIONAL
CAPITAL APPRECIATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $10.38    $ 7.66    $ 9.12    $ 9.28
   End of period .......................    $11.00    $10.38    $ 7.66    $ 9.12
Accumulation units outstanding
  at the end of period .................   170,577   108,858    11,026       637
--------------------------------------------------------------------------------
LEHMAN BROTHERS CORE BOND
(FORMERLY ARIEL PREMIER BOND)(2)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $10.41    $10.43    $10.00        --
   End of period .......................    $10.42    $10.41    $10.43        --
Accumulation units outstanding
  at the end of period .................    82,671    40,914     5,873        --
--------------------------------------------------------------------------------
PIMCO HIGH YIELD
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $11.30    $ 9.53    $ 9.97        --
   End of period .......................    $11.84    $11.30    $ 9.53        --
Accumulation units outstanding
  at the end of period .................   121,715    44,609     4,806        --
--------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $10.13    $10.18    $10.13    $10.04
   End of period .......................    $10.34    $10.13    $10.18    $10.13
Accumulation units outstanding
  at the end of period .................   675,408   570,448   354,057    32,546
--------------------------------------------------------------------------------
SECURITY DIVERSIFIED INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $10.58    $10.71    $10.21    $10.03
   End of period .......................    $10.52    $10.58    $10.71    $10.21
Accumulation units outstanding
  at the end of period .................   158,604   122,793    90,122    15,149
--------------------------------------------------------------------------------
SECURITY INCOME OPPORTUNITY(3)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $10.00        --        --        --
   End of period .......................    $10.05        --        --        --
Accumulation units outstanding
  at the end of period .................    16,795        --        --        --
--------------------------------------------------------------------------------
SECURITY GLOBAL
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 8.93    $ 6.56    $ 8.99    $ 9.72
   End of period .......................    $10.13    $ 8.93    $ 6.56    $ 8.99
Accumulation units outstanding
  at the end of period .................   230,523   149,726    99,389    24,741
--------------------------------------------------------------------------------
SECURITY EQUITY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 7.69    $ 6.61    $ 9.00    $ 9.82
   End of period .......................    $ 7.94    $ 7.69    $ 6.61    $ 9.00
Accumulation units outstanding
  at the end of period .................    28,690    25,690    20,193     2,621
--------------------------------------------------------------------------------
SECURITY LARGE CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 7.37    $ 6.21    $ 8.86    $ 9.69
   End of period .......................    $ 7.28    $ 7.37    $ 6.21    $ 8.86
Accumulation units outstanding
  at the end of period .................    31,145    14,433     7,524     1,644
--------------------------------------------------------------------------------
SECURITY MID CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $11.80    $ 8.08    $ 9.87    $10.06
   End of period .......................    $14.39    $11.80    $ 8.08    $ 9.87
Accumulation units outstanding
  at the end of period .................   826,045   419,639   161,101    34,205
--------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 9.03    $ 6.06    $ 8.66    $ 9.87
   End of period .......................    $10.09    $ 9.03    $ 6.06    $ 8.66
Accumulation units outstanding
  at the end of period .................    38,145    28,453     8,658     1,216
--------------------------------------------------------------------------------
SECURITY SOCIAL AWARENESS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 7.96    $ 6.76    $ 8.88    $ 9.68
   End of period .......................    $ 7.97    $ 7.96    $ 6.76    $ 8.88
Accumulation units outstanding
  at the end of period .................    34,269    22,678    13,702     5,954
--------------------------------------------------------------------------------
SECURITY LARGE CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 8.34    $ 6.82    $ 9.35    $ 9.87
   End of period .......................    $ 8.83    $ 8.34    $ 6.82    $ 9.35
Accumulation units outstanding
  at the end of period .................    39,601    28,792    21,050    10,858
--------------------------------------------------------------------------------
SECURITY MID CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 9.39    $ 6.26    $ 8.99    $ 9.67
   End of period .......................    $ 9.90    $ 9.39    $ 6.26    $ 8.99
Accumulation units outstanding
  at the end of period .................   130,451    87,059    56,255    13,183
--------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 9.98    $ 8.49    $ 9.63    $10.01
   End of period .......................    $10.72    $ 9.98    $ 8.49    $ 9.63
Accumulation units outstanding
  at the end of period .................   211,948   112,248    92,610    19,794
--------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 8.74    $ 6.94    $ 8.97    $ 9.86
   End of period .......................    $ 9.88    $ 8.74    $ 6.94    $ 8.97
Accumulation units outstanding
  at the end of period .................   646,585   303,826   197,544    39,034
--------------------------------------------------------------------------------
VAN KAMPEN AGGRESSIVE GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 6.53    $ 4.88    $ 7.67    $ 9.15
   End of period .......................    $ 7.23    $ 6.53    $ 4.88    $ 7.67
Accumulation units outstanding
  at the end of period .................    32,428    21,337    16,824     2,834
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH AND INCOME
(FORMERLY STRONG GROWTH AND INCOME)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 7.79    $ 6.51    $ 8.64    $ 9.62
   End of period .......................    $ 8.15    $ 7.79    $ 6.51    $ 8.64
Accumulation units outstanding
  at the end of period .................    15,808    12,942     7,817     3,944
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH
(FORMERLY STRONG GROWTH 20)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 6.10    $ 4.98    $ 7.46    $ 8.91
   End of period .......................    $ 6.66    $ 6.10    $ 4.98    $ 7.46
Accumulation units outstanding
  at the end of period .................    34,342    31,130    27,133    12,355
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP VALUE
(FORMERLY STRONG ADVISOR
SMALL CAP VALUE)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $12.45    $ 8.72    $ 9.66    $10.10
   End of period .......................    $14.35    $12.45    $ 8.72    $ 9.66
Accumulation units outstanding
  at the end of period .................   250,908   157,901    82,642    13,385
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY
(FORMERLY STRONG OPPORTUNITY)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .................    $ 8.39    $ 6.35    $ 9.06    $ 9.71
   End of period .......................    $ 9.47    $ 8.39    $ 6.35    $ 9.06
Accumulation units outstanding
  at the end of period .................    37,293    28,498    23,034     4,610
--------------------------------------------------------------------------------
(1)  For the period of July 2, 2001 (date of  inception)  through  December  31,
     2001.

(2)  Ariel  Premier Bond Fund  converted to the Lehman  Brothers Core Bond Fund, effective June 10, 2005.

(3)  For the period of March 31, 2004 (date of inception)  through  December 31,
     2004.
================================================================================

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998,  Security  Benefit  converted  from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire  policies  from the  Company  after that date  automatically become members in the mutual holding company.

   The Company offers life insurance policies and annuity contracts,  as well as financial and retirement services. It is admitted to do business in the District of Columbia,  and all states except New York. As of the end of 2004, the Company had total assets of approximately $11.3 billion. Together with its subsidiaries, the Company has total funds under management of approximately $14.7 billion.

NEA  VALUEBUILDER  PROGRAM  -- The  Contract  is made  available  under  the NEA
Valuebuilder  Program  pursuant  to an  agreement  (the  "Agreement")  among the
Company  (and certain of its  affiliates),  NEA's  Member  Benefits  Corporation
("MBC"), and MBC's subsidiary,  NEA's MBC Investor Services Company ("ISC"). MBC
and ISC are direct and  indirect  subsidiaries,  respectively,  of The  National
Education  Association  of the United States (the "NEA").  The NEA  Valuebuilder
Program  was  established  by the NEA to  encourage  its  members  to  save  for retirement.

   Pursuant to the Agreement,  the Company and its affiliates provide retirement plan  products,  such as the  Contract,  to NEA  members.  Also  pursuant to the
Agreement,  during the past fiscal year, the Company paid a fee of approximately
$500,000  per  quarter to ISC,  in  exchange  for which ISC and/or MBC  provided certain services for the NEA Valuebuilder  Program..  Pursuant to the Agreement,
MBC  promotes  the  NEA  Valuebuilder  Program  to  NEA  members,  monitors  the satisfaction of NEA members with the NEA Valuebuilder Program,  conducts quality assurance work and provides feedback concerning  customer  satisfaction with the
NEA  Valuebuilder  Program.  Under the terms of the  Agreement,  ISC  and/or MBC provides  certain  services to the  Company  that the  Company  might  otherwise purchase from a third party vendor, for example, services provided in connection with promoting the NEA Valuebuilder Program in NEA publications. You may wish to take into account the  Agreement  and the fee paid to ISC when  considering  and evaluating any  communications  by the NEA and its subsidiaries  relating to the
Contract. You should particularly note that the Agreement grants the Company and its  affiliates an exclusive  right to offer  products,  including the Contract, under the NEA Valuebuilder  Program,  except for products NEA's MBC may, subject to limitations of the Agreement,  make available in the future to NEA members on the members-only section of NEA's website.  Accordingly,  except as noted above, during the term of the Agreement NEA's MBC may not enter into  arrangements with other  providers of similar  retirement  programs or  otherwise  promote or make available to NEA members  retirement  plan  products  that compete with products developed by the Company and its affiliates.

   Neither the NEA, MBC, nor ISC is registered as a broker-dealer  or has a role in distributing the Contract or in providing any securities  brokerage services.
The Company and its affiliates are not affiliated with the NEA, MBC, or ISC.

   ISC, an investment adviser  registered with the SEC, monitors  performance of investment options made available under the NEA Valuebuilder Program,  including the  Subaccounts.  ISC  evaluates  and tracks such  performance  monthly,  using independent,  publicly available ranking services. ISC makes its monthly reports available to NEA members.  Upon your request, ISC will deliver a copy of Part II of its Form ADV,  which  contains more  information  about how ISC evaluates and tracks  performance.  You may  request  a copy of such  form by  calling  ISC at
1-800-637-4636.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/ health insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are  credited  to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under a contract may not be  charged  with  liabilities  arising  from any  other  business  that the insurance  company conducts if, and to the extent the contract so provides.  The
Contract  contains a provision  stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain  sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract.  The Company may transfer to its general account assets  that  exceed  anticipated  obligations  of  the  Separate  Account.  All obligations arising under the Contract are general corporate  obligations of the
Company. The Company may invest its own assets in the Separate Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

   The Separate  Account  consists of accounts  referred to as Subaccounts.  The
Contract  provides that the income,  gains and losses,  whether or not realized, are  credited  to, or charged  against,  the assets of each  Subaccount  without regard to the income, gains or losses in the other Subaccounts.  Each Subaccount invests  exclusively in shares of a corresponding  Underlying  Fund. The Company may in the future  establish  additional  Subaccounts  of the Separate  Account, which may invest in other  Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment  policy  of  the  Underlying  Funds.  Each  Underlying  Fund  pursues different investment objectives and policies.

   Shares of each Underlying  Fund are available to the general public.  Certain
Underlying Funds have similar investment objectives and policies to other mutual funds  managed by the same adviser.  The  investment  results of the  Underlying
Funds,  however,  may be higher or lower than the  results of such other  funds.
There can be no assurance,  and no  representation  is made, that the investment results of any of the  Underlying  Funds will be  comparable  to the  investment results of any other fund,  even if both the Underlying  Fund and the other fund are managed by the same adviser.  A summary of the investment  objective of each of the Underlying  Funds is set forth at the end of this  Prospectus.  We cannot assure that any  Underlying  Fund will  achieve  its  objective.  More  detailed information is contained in the prospectus of each  Underlying  Fund,  including information  on  the  risks  associated  with  its  investments  and  investment techniques.

   PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION
WITH THIS  PROSPECTUS  BEFORE  INVESTING.  YOU MAY OBTAIN  PROSPECTUSES  FOR THE
UNDERLYING FUNDS BY CONTACTING THE COMPANY.

   ADMINISTRATIVE, MARKETING, AND SUPPORT SERVICE PAYMENTS. The Company (and its
affiliates)  may receive  payments from the Underlying  Funds,  their  advisers, sub-advisers,  and  distributors,  or affiliates  thereof,  in consideration for distribution,  administrative, marketing, and other services the Company (or its affiliates) provides. The Company negotiates these payments and thus they differ by Underlying  Fund (sometimes  substantially),  and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser,  sub-adviser,  or  distributor  (or affiliate  thereof) with  increased access to the Company and its  affiliates  involved in the  distribution  of the
Contract.  Proceeds from these  payments may be used for any corporate  purpose, including  payment of  expenses  that the Company  and its  affiliates  incur in promoting, issuing, distributing, and administering the Contract.

   12B-1 FEES.  The Company and/or its affiliate,  Security  Distributors,  Inc.
("SDI"),  the principal  underwriter  for the Contract,  receive 12b-1 fees from certain of the Underlying Funds, their advisers, sub-advisers, and distributors, or  affiliates  thereof that are based on a percentage  of the average daily net assets of the  particular  Underlying  Fund  attributable  to the  Contract  and certain other variable insurance contracts issued or administered by the Company
(or its  affiliates).  Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual  underlying fund operating  expenses.
Payments  made out of  Underlying  Fund  assets will reduce the amount of assets that you  otherwise  would have  available for  investment,  and will reduce the return on your  investment.  The Company and SDI  anticipate  they will  receive
12b-1 fees  ranging  from 0% to 0.50% of the average net assets of the  Contract invested in the Underlying Fund on an annual basis.

   ADMINISTRATIVE  PAYMENTS.  The Company (or its affiliates) also receives from the investment advisers,  sub-advisers,  or distributors (or affiliates thereof)
of certain of the Underlying Funds a servicing fee for  administrative and other services the Company (or its affiliates)  provides  relating to Separate Account operations.  These  payments are based on a percentage  of the average daily net assets of the particular  Underlying  Fund  attributable  to the Contract and to certain other variable insurance contracts issued or administered by the Company
(or its affiliates). Payments of fees under these agreements do not increase the fees or expenses paid by the Underlying Funds or their shareholders. The Company and its affiliates  anticipate  they will receive  administrative  payments that range from 0.05% to 0.50% of the average net assets of the Contract  invested in the Underlying Fund on an annual basis.

   OTHER PAYMENTS. An Underlying Fund's adviser,  sub-adviser,  distributor,  or affiliates  may provide the Company (or its  affiliates)  and/or  broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the
Company  in the  distribution  of the  Contract,  may  pay the  Company  (or its
affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company
(or its affiliates) and/or selling firms with occasional gifts, meals,  tickets, or other  compensation  as an  incentive to market the  Underlying  Funds and to cooperate with their promotional efforts.

   For details about the  compensation  payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

   TOTAL  PAYMENTS.  The Company and its affiliates,  including SDI,  anticipate
they  will  receive  payments  from  the  Underlying   Funds,   their  advisers,
sub-advisers,  and distributors, or affiliates thereof in the form of 12b-1 fees and administrative payments that range in total from 0.25% to a maximum of 0.55%
of the average net assets of the Contract  invested in the Underlying Fund on an annual basis.

   SELECTION OF  UNDERLYING  FUNDS.  The Company  selects the  Underlying  Funds offered  through the Contract based on several  criteria,  including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each  investment  firm.  Another  factor  the  Company  considers  during the selection process is whether the Underlying Fund, its adviser,  its sub-adviser, or an  affiliate  will  compensate  the  Company for  providing  administrative, marketing,  and support services, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates,  and whether the
Underlying Fund, its adviser,  sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the
Company may remove an  Underlying  Fund or  restrict  allocation  of  additional
Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines  the  Underlying  Fund no longer  meets  one or more of the  criteria and/or if the  Underlying  Fund has not  attracted  significant  contract  owner assets.  The Company  does not  recommend or endorse any  particular  Underlying
Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a
flexible   purchase  payment  deferred   variable   annuity.   The  Contract  is
significantly  different  from a fixed annuity  contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the
Company.  When you are ready to begin receiving annuity  payments,  the Contract provides  several  Annuity  Options  under which the Company  will pay  periodic annuity  payments on a variable  basis, a fixed basis or both,  beginning on the
Annuity Start Date. The amount that will be available for annuity  payments will depend  on the  investment  performance  of the  Subaccounts  to which  you have allocated  Purchase  Payments  and the amount of  interest  credited on Contract
Value that you have allocated to the Fixed Account.

   The Contract is available for purchase by an  individual  in connection  with certain tax qualified  retirement  plans that meet the  requirements  of Section
403(b),  408 or 408A of the Internal  Revenue Code ("Qualified  Plan").  Certain
federal tax advantages are currently  available to retirement plans that qualify as annuity  purchase  plans of public  school  systems  and  certain  tax-exempt organizations  under Section  403(b).  If you are  purchasing the contract as an investment  vehicle for a section 403(b), 408 or 408A Qualified Plan, you should consider that the contract does not provide any additional tax advantage  beyond that already  available through the Qualified Plan.  However,  the contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  Purchase  Payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or Purchase  Payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is age 90.  If  there  are  Joint  Annuitants,  the  maximum  issue  age will be determined by reference to the older Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders;  provided,  however,  that you may select only one rider that  provides a death  benefit and may not select riders with total rider charges in excess of 1.55%  (1.00% if you select a 0-Year  Alternate  Withdrawal
Charge Rider):

-  Guaranteed Minimum Income Benefit at 3% or 5%;
-  Annual Stepped Up Death Benefit;*
-  Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*
-  Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*
-  Enhanced Death Benefit;*
-  Combined Enhanced and Annual Stepped Up Death Benefit;*
-  Combined Enhanced and Guaranteed Growth Death Benefit;*
-  Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*
-  Guaranteed Minimum Withdrawal Benefit;
-  Total Protection;*
-  Extra Credit at 3%, 4% or 5%;
-  Waiver of Withdrawal Charge;
-  0-Year or 4-Year Alternate Withdrawal Charge; or
-  Waiver of Withdrawal Charge - 15 Years or Disability
-  Waiver of Withdrawal Charge - 10 Years or Disability
-  Waiver of Withdrawal Charge - Hardship
-  Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

*Provides a death benefit.

The Company  makes each rider  available  only at issue,  except the  Guaranteed
Minimum Withdrawal Benefit Rider, and the Total Protection Rider, which are also available  for purchase on a Contract  Anniversary.  You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE
IN ALL STATES. See the detailed description of each rider below.

GUARANTEED MINIMUM INCOME BENEFIT -- This rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  withdrawals,  increased at an annual effective rate of interest of 3% or 5%, as elected in the  application.  (If you elect the Guaranteed  Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts  allocated  to the Dreyfus  General
Money Market  Subaccount or the Fixed Account;  however,  you will still pay the rider  charge  applicable  to the 5% rate.) Any  amounts  allocated  to the Loan
Account, however, will earn only the Guaranteed Rate.

   In crediting interest, the Company takes into account the timing of when each
Purchase  Payment and  withdrawal  occurred and accrues such interest  until the earlier  of:  (1)  the  Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account  administration  charge,  to purchase a fixed Annuity within 30 days of any Contract Anniversary  following the 10th Contract  Anniversary.  You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year  period  certain,  or Option 4B,  joint and last survivor with a 10-year period certain. See the discussion of Options 2 and
4 under  "Annuity  Options." The Annuity rates for this rider are based upon the
1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration  charge and any uncollected premium tax. If the
Extra Credit Rider was in effect,  the death benefit also will be reduced by any
Credit  Enhancements  applied during the 12 months preceding the Owner's date of death;  provided  that  the  death  benefit  defined  in 1 below  will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this rider will be the greatest of:

1.  The sum of all Purchase  Payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the Valuation Date due proof of death and instructions regarding  payment  for each  Designated  Beneficiary  are  received  by the
    Company; or

3.  The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

-  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81; plus

-  Any Purchase Payments  received by the Company since the applicable  Contract
   Anniversary; less

-  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable  anniversary.  In the event of a withdrawal,  the Stepped Up Death
   Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount, including any withdrawal charges, by Contract
   Value immediately prior to the withdrawal.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED  GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration  charge and any uncollected premium tax. If the
Extra Credit Rider was in effect,  the death benefit also will be reduced by any
Credit  Enhancements  applied during the 12 months preceding the Owner's date of death;  provided  that  the  death  benefit  defined  in 1 below  will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this rider will be the greatest of:

1.  The sum of all Purchase  Payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the Valuation Date due proof of death and instructions regarding  payment  for each  Designated  Beneficiary  are  received  by the
    Company; or

3.  The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to Purchase Payments and any  Credit  Enhancements),  net of any  Premium  tax,  less an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7% (6%  and 7%  are  not  available  to  Texas  residents),  as  elected  in the application.  (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please  note  that the  Company  will  credit a maximum  rate of 4% for  amounts allocated to the Dreyfus General Money Market or the Fixed Account; however, you will still pay the rider charge  applicable to the rate you have  selected.) Any amounts  allocated to the Loan Account,  however,  will only earn the Guaranteed
Rate. In crediting  interest,  the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract  Anniversary
following  the  oldest  Owner's  80th  birthday;  (3) the date due  proof of the
Owner's  death and  instructions  regarding  payment  are  received;  or (4) the six-month  anniversary  of  the  Owner's  date  of  death.  In  the  event  of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   The amount of the Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements),  net of premium tax and any withdrawals, including withdrawal charges.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

   This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This rider makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date. The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration charge and any uncollected  premium  tax. If the Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  rider  will be the greatest of:

1.  The sum of all Purchase  Payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the Valuation Date due proof of death and instructions regarding  payment  for each  Designated  Beneficiary  are  received  by the
    Company;

3.  The Annual Stepped Up Death Benefit (as described above); or

4.  The Guaranteed Growth Death Benefit at 5% (as described above).

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

ENHANCED  DEATH BENEFIT -- This rider makes  available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity  Start Date.
The death benefit  proceeds  will be the death  benefit  reduced by any pro rata account  administration  charge and any  uncollected  premium  tax. If the Extra
Credit Rider was in effect, the death benefit also will be reduced by any Credit
Enhancements  applied during the 12 months  preceding the Owner's date of death;
provided that the death benefit defined in 1 below will not be so reduced. If an
Owner dies prior to the  Annuity  Start  Date,  the amount of the death  benefit under this rider will be the greater of:

1.  The sum of all Purchase  Payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.  The Contract  Value on the Valuation Date due proof of the Owner's death and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted
Purchase Payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

-  "Contract  gain" is equal to Contract Value as of the date due proof of death and instructions  with regard to payment are received less adjusted  Purchase
   Payments.

-  "Adjusted  Purchase  Payments" are equal to all Purchase Payments made to the
   Contract  adjusted for  withdrawals  and any  applicable  premium tax. In the event of a  withdrawal,  Purchase  Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including
   any  withdrawal   charges,   by  Contract  Value  immediately  prior  to  the
   withdrawal.

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be the Contract  Value on the Valuation Date due proof of the
Owner's death and instructions regarding payment are received by the Company.

   This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This rider  makes available  an enhanced  death  benefit  upon the death of the Owner or any Joint
Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death  benefit  reduced by any pro rata  account  administration  charge and any uncollected  premium  tax. If the Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  rider  will be the greatest of:

1.  The sum of all Purchase  Payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract  Value on the Valuation Date due proof of the Owner's death and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be the Contract  Value on the Valuation Date due proof of the
Owner's death and instructions regarding payment are received by the Company.

   This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This rider  makes available  an enhanced  death  benefit  upon the death of the Owner or any Joint
Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death  benefit  reduced by any pro rata  account  administration  charge and any uncollected  premium  tax. If the Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  rider  will be the greatest of:

1.  The sum of all Purchase  Payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract  Value on the Valuation Date due proof of the Owner's death and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be the Contract  Value on the Valuation Date due proof of the
Owner's death and instructions regarding payment are received by the Company.

   This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.  The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration charge and any  uncollected  premium tax. If the Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit Enhancements applied during the
12 months  preceding the Owner's date of death;  provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  rider  will be the greatest of:

1.  The sum of all Purchase  Payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract  Value on the Valuation Date due proof of the Owner's death and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above); or

4.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be the Contract  Value on the Valuation Date due proof of the
Owner's death and instructions regarding payment are received by the Company.

   This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT -- You may purchase this rider when you purchase the Contract or on any  Contract  Anniversary.  If you elect this rider when you purchase the Contract,  your "Benefit  Amount" is equal to a percentage of the  initial  Purchase  Payment  including  any  Credit  Enhancement.  If you purchase the rider on a Contract Anniversary,  your Benefit Amount is equal to a percentage  of your Contract  Value on the  Valuation  Date we add this rider to your Contract.  The Benefit Amount, which is the amount available for withdrawal under this rider,  is reduced as you take  Annual  Withdrawal  Amounts,  and the
Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

   Under this rider,  you may  withdraw up to a specified  amount each  Contract
Year (the "Annual  Withdrawal  Amount"),  regardless of the  performance of your
Contract Value,  until the Remaining Benefit Amount is reduced to $0. The Annual
Withdrawal  Amount  initially is a percentage  of the initial  Purchase  Payment including any Credit  Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract  Anniversary).  You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

                 =============================================
                 ANNUAL WITHDRAWAL AMOUNT*     BENEFIT AMOUNT*
                 ---------------------------------------------
                            5%                      130%
                            6%                      110%
                            7%                      100%
                 ---------------------------------------------
                 *A percentage of the initial Purchase Payment
                  including   any   Credit   Enhancement   (or
                  Contract  Value on the purchase  date of the
                  rider  if  the  rider  is   purchased  on  a
                  Contract Anniversary)
                 =============================================

   If you do not take the Annual  Withdrawal  Amount during a Contract Year, you may not take more than the Annual  Withdrawal  Amount in the next Contract Year, without triggering a proportional  reduction in the Annual Withdrawal Amount and
Remaining  Benefit  Amount.  The  Annual  Withdrawal  Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual  Withdrawal  Amount each Contract Year until the Remaining
Benefit Amount is depleted.

   If you take more than the Annual  Withdrawal  Amount in a Contract  Year,  we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future.  Withdrawals  under this rider reduce Contract Value by the amount of the withdrawal,  including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements;  provided,  however, that a withdrawal  of the  Annual  Withdrawal  Amount is not  subject  to a  withdrawal charge.  Any  withdrawal up to the Annual  Withdrawal  Amount in a Contract Year
reduces the Free Withdrawal  amount  otherwise  available in that Contract Year, and withdrawals,  including  withdrawals of the Annual  Withdrawal  Amount,  may result in forfeiture of Credit  Enhancements  if you have the Extra Credit Rider in effect.  Please see the discussion under "Contingent  Deferred Sales Charge,"
and "Extra Credit." Withdrawals,  including withdrawals of the Annual Withdrawal
Amount,  may result in receipt of taxable income to the Owner and, if made prior to the Owner  attaining age 59 1/2, may be subject to a 10% penalty tax.  Please see "Federal Tax Matters."

   The Annual  Withdrawal  Amount will remain the same each Contract Year unless you make  additional  Purchase  Payments  after the purchase  date of the rider, withdraw more than the Annual  Withdrawal Amount in a Contract Year, or elect to reset the Remaining  Benefit Amount as discussed  below. If additional  Purchase
Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit  Enhancements,  and the Remaining  Benefit Amount will increase by an amount equal to 130%,  110% or
100% of the Purchase  Payment  including any Credit  Enhancements,  depending on which  combination  of Annual  Withdrawal  Amount  and  Benefit  Amount you have selected.

   The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual  Withdrawal
Amount as follows.  The Annual  Withdrawal  Amount and Remaining  Benefit Amount
respectively  are  reduced  by an amount  equal to a  percentage  of the  Annual
Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal  amount by Contract  Value after  deduction of any Annual  Withdrawal
Amount included in the withdrawal.

   After the fifth  anniversary of the purchase of this rider,  you may elect to reset the Remaining  Benefit  Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal  Amount to 5%, 6% or 7%, as applicable,  of
Contract  Value on that date;  provided,  however,  that the  Annual  Withdrawal
Amount will remain the same if the current Annual  Withdrawal  Amount is greater than the reset amount.  Once a reset  election has been made,  you may not elect another  reset until after the fifth  anniversary  of the prior reset date.  The
Company  reserves  the right to require  that  resets be  effected on a Contract
Anniversary  and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

   While this rider is in effect,  we reserve the right to  restrict  subsequent
Purchase  Payments.  This  rider  will  terminate  upon  the  earliest  of:  (1)
termination of the Contract,  (2) the Annuity Start Date, (3) any Valuation Date
on which Contract Value and the Remaining  Benefit Amount are equal to $0, (4) a full  withdrawal  of Contract  Value  pursuant to a withdrawal  that exceeds the
Annual  Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint  Owner that is a natural  person.  This rider may not be  reinstated  by
Purchase Payments or reset after such termination.  This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age
85 or younger.

TOTAL  PROTECTION  -- You may purchase this rider when you purchase the Contract or on any  Contract  Anniversary.  This rider makes  available a (1)  Guaranteed
Growth Death Benefit at 5%; (2) Guaranteed  Minimum  Withdrawal  Benefit with an
Annual  Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed
Minimum Accumulation Benefit as described below.

   Upon the death of the Owner or any Joint  Owner  prior to the  Annuity  Start
Date,  a Guaranteed  Growth  Death  Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following  differences.  Under this rider,  the  Guaranteed  Growth Death Benefit will be reduced by any Annual
Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced  proportionately  by any withdrawal  that exceeds in whole or in part the Annual  Withdrawal Amount for the Contract Year. The Guaranteed Growth Death
Benefit is reduced as of the date of any such withdrawal by a percentage that is determined  by dividing  the excess  withdrawal  amount by Contract  Value after deduction of any Annual  Withdrawal  Amount  included in the  withdrawal.  Also, under this rider,  the amount of the  Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of Purchase  Payments  (not  including any Credit
Enhancements  or  Purchase  Payments  made  during the 12 months  preceding  the
Owner's  date of  death),  net of  premium  tax and any  withdrawals,  including withdrawal  charges.  Finally,  under this rider,  the annual  effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the  Subaccounts,  including the Dreyfus  General Money Market Account
Subaccount.  If the  Guaranteed  Growth Death Benefit on any  Valuation  Date is
equal to $0, the benefit will  terminate  and may not be reinstated or reset (as described below) after such termination.

   This rider also makes available a Guaranteed  Minimum  Withdrawal Benefit (as described  under  "Guaranteed  Minimum  Withdrawal  Benefit"  above);  provided, however,  that the Annual  Withdrawal  Amount is equal to 5%, and the  Remaining
Benefit Amount is equal to 100%, of the initial Purchase  Payment  including any
Credit  Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

   The Guaranteed Minimum  Accumulation  Benefit provides that at the end of the
"Term," which is the ten-year  period  beginning on the date of your purchase of the rider,  the Company will apply an additional  amount to your Contract if the
Contract  Value on that date is less than the  Guaranteed  Minimum  Accumulation
Benefit amount.  The additional  amount will be equal to the difference  between the Contract Value on that date and the Guaranteed Minimum  Accumulation Benefit amount on that  date.  Any  additional  amount  added to your  Contract  will be allocated  among the  Subaccounts  in the same  proportion as Contract  Value is allocated  on that date.  No  additional  amount will be applied if the Contract
Value is greater than the Guaranteed Minimum  Accumulation Benefit amount on the last day of the Term.

   The Guaranteed Minimum  Accumulation  Benefit amount is equal to 105% of your initial Purchase Payment including any Credit  Enhancement (or Contract Value on the  purchase  date of this  rider  if the  rider  is  purchased  on a  Contract
Anniversary);   plus  105%  of  any  Purchase  Payments  (including  any  Credit
Enhancements)  made  during  the  first  three  years  of  the  Term;  less  any withdrawals  of the  Annual  Withdrawal  Amount  under  the  Guaranteed  Minimum
Withdrawal  Benefit;  and less an adjustment for any withdrawals  that exceed in whole or in part  the  Annual  Withdrawal  Amount  for the  Contract  Year.  The
adjustment  reduces the  Guaranteed  Minimum  Accumulation  Benefit  amount by a percentage  that is  determined  by  dividing  the excess  withdrawal  amount by
Contract Value after deduction of any Annual  Withdrawal  Amount included in the withdrawal.

   The Guaranteed  Minimum  Accumulation  Benefit will terminate upon payment of any additional  amount as described above or upon expiration of the Term without payment of an additional amount.  This benefit may not be reinstated by Purchase
Payments or reset after such termination.

   After the fifth  anniversary of the purchase of this rider,  you may elect to reset the Remaining Benefit Amount,  the Guaranteed Growth Death Benefit and the
Guaranteed Minimum  Accumulation Benefit to an amount equal to Contract Value on the reset date;  provided that  Contract  Value on that date is greater than the
Remaining  Benefit  Amount.  The Annual  Withdrawal  Amount  will reset to 5% of
Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater,  in which case the Annual  Withdrawal  Amount will remain the same. The reset election must be made as to all or none of the Remaining  Benefit  Amount, the  Guaranteed  Growth Death Benefit and the  Guaranteed  Minimum  Accumulation
Benefit.  If you elect a reset, a new Term will begin for the Guaranteed Minimum
Accumulation Benefit effective on the reset date. Once a reset election has been made,  you may not elect another reset until after the fifth  anniversary of the prior  reset  date.  The Company  reserves  the right to require  that resets be effected on a Contract  Anniversary and the rider charge may be increased in the event  that you elect a reset;  provided,  however,  that such  charge  will not exceed 1.45%.

   This rider will  terminate  upon the  earliest  of:  (1)  termination  of the
Contract,  (2) the Annuity Start Date,  (3) any Valuation Date on which Contract
Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of
Contract  Value  pursuant to a  withdrawal  that  exceeds the Annual  Withdrawal
Amount for that Contract  Year, or (5) upon the first death of any Owner,  or if the Owner is a  non-natural  person,  the death of an Annuitant or a Joint Owner that is a natural person.

   While this rider is in effect,  we reserve the right to  restrict  subsequent
Purchase  Payments.  This rider is  available  only if the age of each Owner and
Annuitant at the time the rider is purchased is age 79 or younger.

EXTRA  CREDIT -- This rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this rider only at issue.  A Credit  Enhancement of 3%, 4% or 5% of Purchase  Payments,  as
elected in the  application,  will be added to Contract  Value for each Purchase
Payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your Purchase Payment.
This rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

   In the event of a full or partial withdrawal,  the Company will recapture all or part of any Credit  Enhancement  that has not yet vested.  An amount equal to
1/7 of the Credit  Enhancement  will vest as of each  anniversary of the rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.  The amount of the  withdrawal,  including any withdrawal  charges,  less the
    Free Withdrawal Amount, by

2.  Contract Value immediately prior to the withdrawal.

   The Company will recapture  Credit  Enhancements  on withdrawals  only to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of Purchase  Payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract  Value as of the first  Valuation Date of that Contract Year.
In addition,  the Company does not recapture Credit  Enhancements on withdrawals made to pay the fees of your registered  investment adviser,  provided that your adviser has entered into a variable annuity adviser agreement with the Company.

   This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger.  You may not purchase more than one Extra Credit
Rider for your Contract.  You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

   The  Company  may  recapture  Credit  Enhancements  in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit  all or part of any  Credit  Enhancements  applied  during the 12 months preceding  such a withdrawal.  See "Waiver of Withdrawal  Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit"
and the discussions of the death benefit riders.

   The Company expects to make a profit from the charge for this rider and funds payment of the Credit  Enhancements  through  the rider  charge and the  vesting schedule.  The Extra  Credit  Rider  would make sense for you only if you expect your average  annual return (net of expenses of the Contract and the  Underlying
Funds) to exceed the applicable  amount set forth in the table below, and you do not expect to make Purchase  Payments to the Contract  after the first  Contract
Year.  The  returns  below  represent  the amount  that must be earned EACH year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments.
If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

   If your actual  returns are greater  than the amounts set forth below and you make no Purchase  Payments  after the first  Contract Year, you will profit from the purchase of the rider.  If your actual returns are less,  for example,  in a down market,  or if you make additional  Purchase Payments that are not eligible for the Credit Enhancement,  you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying
Fund  expenses  so that you would  need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                      ===================================
                                         RATE OF RETURN
                      INTEREST RATE     (NET OF EXPENSES)
                      -----------------------------------
                           3%                -5.00%
                           4%                -1.50%
                           5%                 0.80%
                      ===================================

   The  Company  may  pay an  additional  Credit  Enhancement  to  customers  of broker-dealers  that are concerned  about the  suitability  of their  customers'
current contracts due to restrictions  under those contracts on actively managed
allocations.   The  Company  will  pay  the  additional  Credit  Enhancement  in connection  with a Contract  purchased by customers of such  broker-dealers  who exchange their current contract for this Contract and pay a withdrawal charge on the exchange.  When such a customer  purchases a Credit  Enhancement  of 5%, the
Company may add an  additional  Credit  Enhancement  to the  customer's  initial
Purchase  Payment.  The Company  determines the amount of any additional  Credit
Enhancement by subtracting the 5% Credit  Enhancement from the withdrawal charge amount assessed on the customer's  exchanged annuity contract.  The Company must be notified when a purchase is made that qualifies under this  provision.  There is no charge for this  additional  Credit  Enhancement  above the charge for the
Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture  in the event that you  exercise  your  right to return  the  Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE -- This rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

   The rider defines confinement to a hospital or nursing facility,  as follows:
(1) you have  been  confined  to a  "hospital"  or  "qualified  skilled  nursing facility" for at least 90 consecutive  days prior to the date of the withdrawal;
and (2) you are so confined  when the Company  receives  the waiver  request and first became so confined after the Contract Date.

   The  Company  defines  terminal  illness as  follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

   The Company defines disability as follows:  (1) the Owner is unable,  because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,  training or  experience;  (2) the impairment has been in existence for more than 180 days and began before the Owner  attained age 65 and after the Contract Date; and (3)
the  impairment  is  expected  to  result  in  death  or  be  long-standing  and indefinite.

   Prior to making a withdrawal  pursuant to this rider,  you must submit to the
Company a  properly  completed  claim form and a written  physician's  statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

   The Company  reserves the right to have a physician of its choice examine the
Owner to determine if the Owner is eligible for a waiver.

   If you have also  purchased the Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months  preceding the withdrawal.  This rider is available only if the age of the Owner at the time the Contract is issued is age 65 or younger.

ALTERNATE WITHDRAWAL CHARGE -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

      ===================================================================
              0-YEAR SCHEDULE                     4-YEAR SCHEDULE
      -------------------------------     -------------------------------
      PURCHASE PAYMENT     WITHDRAWAL     PURCHASE PAYMENT     WITHDRAWAL
       AGE (IN YEARS)        CHARGE        AGE (IN YEARS)        CHARGE
      -------------------------------     -------------------------------
         0 and over            0%                1                 7%
                                                 2                 7%
                                                 3                 6%
                                                 4                 5%
                                             5 and over            0%
      ===================================================================

If you purchase this rider,  the withdrawal  charge schedule above will apply in lieu of the  7-year  withdrawal  charge  schedule  described  under  "Contingent
Deferred Sales Charge." If the 4-Year Alternate  Withdrawal Charge Rider has not
yet been approved in your state, you may purchase a 3-Year Alternate  Withdrawal
Charge  Rider,  which  provides  a  withdrawal  charge  of 7%,  6%,  5% and  0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also  purchased the Extra Credit Rider,  you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal.  See "Extra
Credit.

WAIVER  OF  WITHDRAWAL  CHARGE--15  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

-  The Contract has been in force for 15 or more Contract Years; or

-  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER  OF  WITHDRAWAL  CHARGE--10  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

-  The  Contract has been in force for 10 or more  Contract  Years and the Owner has made  Purchase  Payments on a quarterly (or more  frequent)  basis for at least five full Contract Years; or

-  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER OF WITHDRAWAL  CHARGE--HARDSHIP -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship,  as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended.
The Company may require  the Owner to provide  satisfactory  proof of  hardship.
Effective as of the date of the first  withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER  OF  WITHDRAWAL  CHARGE--5  YEARS  AND  AGE 59 1/2 --  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

-  The Owner is age 59 1/2 or older; and

-  The Owner has made Purchase  Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

PURCHASE  PAYMENTS -- The minimum initial Purchase Payment for the purchase of a
Contract  is $1,000.  Thereafter,  you may choose  the amount and  frequency  of
Purchase Payments,  except that the minimum subsequent  Purchase Payment is $25.
The minimum  subsequent  Purchase  Payment if you elect an Automatic  Investment
Program is $25. The Company may reduce the minimum Purchase Payment  requirement under certain  circumstances.  The Company will not accept without prior Company approval  aggregate Purchase Payments in an amount that exceeds $1,000,000 under any  variable  annuity  contract(s)  issued by the  Company for which you are an
Owner and/or Joint Owner.

   The Company will apply the initial Purchase Payment not later than the end of the  second  Valuation  Date  after the  Valuation  Date it is  received  by the
Company;  provided that the Purchase  Payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such Purchase Payment.  The application form will be provided by the Company.  If you submit your application and /or initial Purchase Payment to your  registered  representative,  the  Company  will not begin  processing  the application and initial  Purchase  Payment until the Company  receives them from your representative's  broker-dealer. If the Company does not receive a complete application,  the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary  information  to issue a
Contract  and/or  apply the  Purchase  Payment to your  Contract.  If you do not provide the necessary  information to the Company  within five  Valuation  Dates after the  Valuation  Date on which  the  Company  first  receives  the  initial
Purchase  Payment or if the Company  determines  it cannot  otherwise  issue the
Contract  and/or apply the Purchase  Payment to your Contract,  the Company will return the  initial  Purchase  Payment to you unless you  consent to the Company retaining the Purchase Payment until the application is made complete.

   The Company  will credit  subsequent  Purchase  Payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office;  however,  subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the  Accumulation  Unit value determined  on the  following  Valuation  Date.  See "Cut-Off  Times."  Purchase payments after the initial Purchase Payment may be made at any time prior to the
Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal  Revenue Code.  Subsequent  Purchase  Payments may be paid under an
Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative,  the Company will not begin  processing  the Purchase  Payment until the Company  receives it from your representative's broker-dealer.

   If mandated  under  applicable  law,  the Company may be required to reject a
Purchase  Payment.  The  Company  also may be  required  to  provide  additional information about an Owner's account to government regulators.  In addition, the
Company may be required  to block an Owner's  account and thereby  refuse to pay any request for transfers, full or partial withdrawals,  or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  Purchase  Payments  will be allocated.  Purchase  Payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no Purchase  Payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available allocation alternatives include the Subaccounts and the Fixed Account.

   You may change the Purchase Payment  allocation  instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  Purchase  Payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the proper form is completed,  signed and filed at the Company's  Administrative  Office. Changes in the allocation of future Purchase  Payments have no effect on existing  Contract  Value.  You may, however,  transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total  amount to be  transferred  over  time.  The  minimum  amount  that may be transferred to any one  Subaccount is $25.00.  The Company does not require that transfers  be  continued  over any minimum  period of time,  although  typically dollar cost averaging would extend over a period of at least one year.

   After the Company has received an Asset  Reallocation/Dollar  Cost  Averaging request in proper form at its  Administrative  Office, the Company will transfer
Contract  Value in the  amounts you  designate  from the  Subaccount  from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The
Company  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract Year that  generally are allowed as discussed  under  "Transfers of
Contract Value."

   You may make changes to the option by writing to the Company's Administrative
Office or by telephone provided the proper form is completed,  signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to  terminate  the option by written  request  to the  Company's  Administrative
Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been  transferred  will  remain in that  Subaccount unless you  instruct us  otherwise.  If you wish to continue  transferring  on a dollar cost averaging basis after the expiration of the applicable  period,  the total amount elected has been transferred,  or the Subaccount has been depleted, or after  the  Dollar  Cost  Averaging  Option  has been  canceled,  a new Asset
Reallocation/  Dollar  Cost  Averaging  form must be  completed  and sent to the
Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before  reinstating  Dollar
Cost  Averaging  after it has been  terminated  for any reason.  The Company may discontinue,  modify,  or suspend the Dollar Cost Averaging  Option at any time.
The Company does not currently charge a fee for this option.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this option an Asset  Reallocation/Dollar  Cost Averaging request in proper form must be received by the  Company at its  Administrative  Office.  An
Asset  Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable  Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

   Upon  receipt  of the Asset  Reallocation/Dollar  Cost  Averaging  form,  the
Company will effect a transfer among the Subaccounts  based upon the percentages that you  selected.  Thereafter,  the Company will  transfer  Contract  Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of   the   date   of  the   Company's   receipt   of   the   Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that  generally  are  allowed as  discussed  under  "Transfers  of Contract
Value."

   You may make changes to the option by writing to the Company's Administrative
Office or by telephone provided the proper form is completed,  signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to  terminate  this option by written  request to the  Company's  Administrative
Office.  In that event,  the Contract Value in the Subaccounts that has not been transferred  will  remain  in those  Subaccounts  regardless  of the  percentage allocation  unless you  instruct us  otherwise.  If you wish to  continue  Asset
Reallocation after it has been canceled,  a new Asset  Reallocation/Dollar  Cost
Averaging  form  must be  completed  and  sent to the  Company's  Administrative
Office. The Company may discontinue,  modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation  Option at any time. The Company does not currently charge a fee for this option.

   Contract  Value  allocated to the Fixed  Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative  Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation  Options)
by  telephone  if the proper  form has been  completed,  signed and filed at the
Company's  Administrative  Office.  The minimum  transfer  amount is $25, or the amount  remaining in a given  Subaccount.  The minimum  transfer amount does not apply to  transfers  under  the  Dollar  Cost  Averaging  or Asset  Reallocation
Options.

   The  Company  generally  effects  transfers  between   Subaccounts  at  their
respective  Accumulation  Unit  values as of the close of the  Valuation  Period during  which the  transfer  request is  received;  however,  transfer  requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation
Date will be effected at the Accumulation Unit value determined on the following
Valuation Date. See "Cut-Off Times."

   You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the  Subaccounts  are  restricted as described in "The
Fixed Account."

   The Company  reserves  the right to limit the number of  transfers to 14 in a
Contract  Year,  although the Company does not limit the  frequency of transfers with regard to the Dreyfus General Money Market Subaccount.  The Company will so limit your  transfers  if we  determine  that you are  engaging  in a pattern of
transfers   that  is  disruptive  to  the   Underlying   Funds  or   potentially
disadvantageous  to other Owners and Participants  with Contract Value allocated to  the  applicable  Subaccount(s)  and  we  believe  that  suspension  of  your electronic transfer privileges,  as described below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

   FREQUENT   TRANSFER   RESTRICTIONS.   The   Contract  is  not   designed  for
organizations  or individuals  engaging in a market timing  strategy,  or making programmed transfers, frequent transfers or transfers that are large in relation to the total  assets of the  Underlying  Fund.  These  kinds of  strategies  and transfer activities may disrupt portfolio  management of the Underlying Funds in which the Subaccounts  invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the  Underlying  Fund to  liquidate  investments prematurely to pay  withdrawals),  hurt Underlying Fund  performance,  and drive
Underlying Fund expenses (such as brokerage and administrative expenses) higher.
In addition,  because other  insurance  companies  and/or  retirement  plans may invest in the Underlying  Funds,  the risk exists that the Underlying  Funds may suffer harm from programmed,  frequent,  or large transfers among subaccounts of variable  contracts  issued by other  insurance  companies  or among  investment options  available to retirement  plan  participants.  These risks and costs are
borne  by  all  shareholders  of  the  affected   Underlying  Fund,  Owners  and
Participants with Contract Value allocated to the  corresponding  Subaccount (as well as their Designated  Beneficiaries and Annuitants) and long-term  investors who do not generate these costs.

   The  Company  has in place  policies  and  procedures  designed  to  restrict transfers if we determine  that you are engaging in a pattern of transfers  that is disruptive to the Underlying  Funds or potentially  disadvantageous  to other
Owners  and  Participants  with  Contract  Value  allocated  to  the  applicable
Subaccount  (regardless  of the  number  of  previous  transfers  the  Owner  or
Participant has made during the Contract Year). In making this determination, we monitor  transfers  among the  Subaccounts  and the Fixed  Account and consider, among other things, the following factors:

-  the total dollar amount being transferred;

-  the number of transfers you made within the previous 12 months;

-  transfers to and from (or from and to) the same Subaccount;

-  whether your transfers  appear to follow a pattern designed to take advantage of short-term market fluctuations; and

-  whether your  transfers  appear to be part of a group of transfers  made by a third party on behalf of the individual Owners in the group.

   If the Company  determines that your transfer  patterns among the Subaccounts and the Fixed Account are  disruptive  to the  Underlying  Funds or  potentially disadvantageous  to Owners and Participants,  the Company will send you a letter notifying  you that it is  prohibiting  you from making  telephone  transfers or other  electronic  transfers  and  instead  requiring  that you submit  transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter.  In  addition,  the  Company  will  require  that you submit transfer  requests in writing via regular U.S.  mail for a 90-day  period if you make a certain number of transfers  from a Subaccount  followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount)
("round trip transfers") during the prior 12-month period, as follows.

================================================================================
                                                                NUMBER OF ROUND
                         SUBACCOUNT                             TRIPS TRANSFERS*
--------------------------------------------------------------------------------
Dreyfus General Money Market                                        Unlimited
--------------------------------------------------------------------------------
Van Kampen Aggressive Growth, Van Kampen Comstock, Van                  8
Kampen Equity and Income
--------------------------------------------------------------------------------
AIM Basic Value, AIM Mid Cap Core Equity, AIM Small Cap                 4
Growth, AIM Blue Chip, AIM Dynamics, AIM Technology, Ariel,
Calamos Growth, Calamos Growth and Income, Dreyfus
Appreciation, Dreyfus Premier Strategic Value, Dreyfus
Midcap Value, Fidelity Advisor Value Strategies, Fidelity
Advisor Dividend Growth, Fidelity Advisor Mid Cap**, Lehman
Brothers Core Bond, PIMCO High Yield, Security Capital
Preservation, Security Diversified Income, Security Income
Opportunity, Security Global, Security Equity, Security
Large Cap Growth, Security Mid Cap Value, Security Small
Cap Growth, Security Social Awareness, Security Large Cap
Value, Security Mid Cap Growth
--------------------------------------------------------------------------------
American Century Heritage, American Century Select,                     2
American Century Equity Income, American Century Inter-
national Growth, Wells Fargo Advantage Growth and Income,
Wells Fargo Advantage Growth, Wells Fargo Advantage Small
Cap Value, Wells Fargo Advantage Opportunity
--------------------------------------------------------------------------------
  *Number of round trip  transfers  in any  12-month  period that will trigger a letter  requiring  that you submit  transfer  requests in writing via regular
   U.S. mail for a 90-day period that begins on the date of the letter.

 **You may transfer  Contract Value to Fidelity  Advisor Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.

***You may NOT  allocate  Purchase  Payments or transfer  Contract  Value to the
   Fidelity Advisor International Capital Appreciation Subaccount.
================================================================================

   In addition to the Company's own frequent  transfer  procedures,  managers of the  Underlying  Funds may contact the Company if they  believe or suspect  that there is market timing or other  potentially  harmful  trading,  and, if so, the
Company will take  appropriate  action to protect  others.  In  particular,  the
Company  may,  and the  Company  reserves  the right to,  reverse a  potentially harmful transfer.  If the Company reverses a potentially  harmful  transfer,  it will  effect  such  reversal  not later than the close of business on the second
Valuation Date  following the Valuation Date in which the original  transfer was effected,  and,  the  Company  will  inform  the Owner in  writing at his or her address of record.

   To the extent  permitted by applicable law, the Company reserves the right to reject a transfer  request at any time that the Company is unable to purchase or redeem  shares  of  any of the  Underlying  Funds  because  of  any  refusal  or restriction  on  purchases  or  redemptions  of their  shares as a result of the
Underlying  Fund's policies and procedures on market timing  activities or other potentially abusive transfers.  The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds in the future.  You should read the  prospectuses of the Underlying  Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

   In its sole discretion,  the Company may revise its market timing  procedures at any time without prior notice as the Company deems  necessary or  appropriate to better detect and deter  programmed,  frequent,  or large  transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate  restrictions on market timers (such as dollar or percentage limits on transfers).  The Company may change its  parameters to monitor for factors other
than  the  number  of  "round  trip   transfers"  into  and  out  of  particular
Subaccounts.  For purposes of applying the parameters  used to detect  potential market timing and other potentially harmful activity,  the Company may aggregate transfers  made in two or more  Contracts  that it believes are  connected  (for example,  two Contracts  with the same Owner,  or owned by spouses,  or owned by different partnerships or corporations that are under common control, etc.).

   The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation  Options in these  limitations.  The Company may vary its market  timing  procedures  from  Subaccount  to  Subaccount,  and  may be  more restrictive with regard to certain  Subaccounts than others. The Company may not always apply these  detection  methods to  Subaccounts  investing in  Underlying
Funds that,  in its  judgment,  would not be  particularly  attractive to market timers or otherwise susceptible to harm by frequent transfers.

   Contract owners seeking to engage in programmed,  frequent, or large transfer activity may deploy a variety of  strategies to avoid  detection.  The Company's ability to detect and deter such  transfer  activity  is limited by  operational systems and technological  limitations.  In addition,  the terms of the Contract may also limit the  Company's  ability to restrict or deter  harmful  transfers.
Furthermore,  the  identification of Owners determined to be engaged in transfer activity that may adversely  affect other  Owners,  Participants,  or Underlying
Fund   shareholders   involves   judgments  that  are   inherently   subjective.
Accordingly,  despite its best efforts,  the Company  cannot  guarantee that its market timing  procedures  will detect every  potential  market  timer,  but the
Company applies its market timing procedures  consistently to all Owners without special  arrangement,  waiver, or exception.  Because other insurance  companies and/or  retirement plans may invest in the Underlying  Funds, the Company cannot guarantee  that the  Underlying  Funds  will not  suffer  harm from  programmed, frequent,  or large transfers among subaccounts of variable  contracts issued by other insurance  companies or among investment  options  available to retirement plan participants.

   The  Company  does not limit or  restrict  transfers  to or from the  Dreyfus
General Money Market Fund. As stated above,  market timing and frequent transfer activities  may disrupt  portfolio  management  of the  Underlying  Funds,  hurt
Underlying Fund performance, and drive Underlying Fund expenses higher.

   Because  the  Company  cannot  guarantee  that it can  restrict  or deter all harmful transfer activity,  Owners bear the risks associated with such activity, including potential  disruption of portfolio  management of the Underlying Funds and potentially  lower  Underlying Fund  performance and higher  Underlying Fund expenses. In addition,  there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result,  the Company will inadvertently  treat those Owners  differently than Owners it does not permit to engage in harmful transfer activity.  Moreover, due to the Company's operational and  technological  limitations,  as well as possible  variations  in the market timing policies of other insurance  companies  and/or  retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently,  there is a risk that some Owners may be able to engage in
market  timing  while  others  suffer  the  adverse   effects  of  such  trading
activities.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value." Contract value allocated to the  Subaccounts  is not  guaranteed  by the  Company.  You bear  the  entire investment  risk  relating  to the  investment  performance  of  Contract  Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

-  Investment  performance  of the  Subaccounts  to  which  you  have  allocated
   Contract Value,

-  Interest credited to the Fixed Account,

-  Payment of Purchase Payments,

-  The amount of any outstanding Contract Debt,

-  Full and partial withdrawals, and

-  Charges assessed in connection with the Contract,  including  charges for any optional riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying Funds. The investment performance of a Subaccount will reflect  increases  or  decreases  in the  net  asset  value  per  share  of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  Purchase  Payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the Purchase Payment is credited.

   In addition, other transactions including loans, full or partial withdrawals, transfers,  and assessment of certain  charges  against the Contract  affect the number  of  Accumulation  Units  credited  to a  Contract.  The  number of units credited or debited in  connection  with any such  transaction  is determined by dividing the dollar amount of such  transaction by the price of the Accumulation
Unit  of  the  affected   Subaccount  next  determined   after  receipt  of  the
transaction.  The price of each  Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time.
Transactions  received  at or after  that  time on any  Valuation  Date  will be effected at the Accumulation  Unit value  determined on the following  Valuation
Date.  See  "Cut-Off  Times."  The price of each  Subaccount  may be  determined earlier if trading on the New York Stock  Exchange is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under the
Contract  of 0.75%,  and (5) the  administration  charge  under the  Contract of
0.15%.

   The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each
Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the
"Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company  deducts the Excess  Charge from this monthly  dividend upon its reinvestment  in the  Subaccount.  The  Excess  Charge is a  percentage  of your
Contract  Value  allocated to the  Subaccount as of the  reinvestment  date. The monthly  dividend is paid only for the purpose of collecting  the Excess Charge.
Assuming  that you owe a charge  above the minimum  mortality  and expense  risk charge and the administration charge, your Contract Value will be reduced in the amount of your  Excess  Charge upon  reinvestment  of the  Subaccount's  monthly dividend.  The Company  deducts the Excess Charge only upon  reinvestment of the monthly  dividend  and does not assess an Excess  Charge  upon a full or partial withdrawal  from the  Contract.  The Company  reserves  the right to compute and deduct the Excess Charge from each  Subaccount on each  Valuation  Date. See the
Statement of Additional  Information  for a more detailed  discussion of how the
Excess Charge is deducted.

CUT-OFF TIMES -- Any financial transactions  involving your Contract,  including those  submitted  by  telephone,  must be  received  by us before any  announced closing of the New York Stock Exchange to be processed on the current  Valuation
Date. The New York Stock Exchange  normally closes at 3:00 p.m.  Central time so financial  transactions  must be  received  by that time (the  "cut-off  time").
Financial  transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers,  full and partial withdrawals,  death benefit payments,  and Purchase
Payments.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law.  Withdrawals  (other than systematic  withdrawals) after the
Annuity Start Date are permitted  only under Annuity  Options 5, 6 and 7 (unless the Owner has elected  fixed  annuity  payments  under  Option 7). See  "Annuity
Period" for a discussion of withdrawals  after the Annuity Start Date. A full or partial  withdrawal  request  generally  will be  effective as of the end of the
Valuation  Period  that a proper  Withdrawal  Request  form is  received  by the
Company at its Administrative  Office;  however, if a Withdrawal Request form is received on a Valuation  Date at or after the cut-off time of 3:00 p.m.  Central time, the withdrawal will be effected at the Accumulation  Unit value determined on the following  Valuation Date. See "Cut-Off  Times." A proper written request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt, any applicable withdrawal charges (if the withdrawal is made from
Purchase  Payments  that  have  been held in the  Contract  for less than  seven years), any pro rata account  administration  charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and  municipalities.  See  "Contingent  Deferred Sales
Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra
Credit  Rider is in  effect,  Contract  Value will also be reduced by any Credit
Enhancements  that have not yet vested.  See the discussion of vesting of Credit
Enhancements  under  "Extra  Credit."  The  Withdrawal  Value during the Annuity
Period under Option 7 is the present value of future annuity  payments  commuted at the assumed  interest rate,  less any applicable  withdrawal  charges and any uncollected premium taxes.

   The  Company  requires  the  signature  of  the  Owner  on  any  request  for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another  investment.  The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national  securities  exchange  or  savings  association.  The  Company  further requires  that any request to transfer or exchange  all or part of the  Contract for  another  investment  be made upon a transfer  form  provided by the Company which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a  percentage  of any  Credit  Enhancements  that have not yet  vested.  Any withdrawal charge on partial withdrawals (including systematic withdrawals) from
Purchase  Payments that have been held in the Contract for less than seven years will be  deducted  from the  requested  payment  amount as will any  premium tax charge and a  percentage  of any Credit  Enhancements  that have not yet vested.
Alternatively,  you may  request  that any  withdrawal  charge,  any premium tax charge and a percentage of any unvested  Credit  Enhancements,  be deducted from your  remaining  Contract  Value,  provided  there is sufficient  Contract Value available.  Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining  Contract Value,  your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge and a percentage of any Credit  Enhancements that have not yet vested.  See "Premium Tax Charge" and
"Extra  Credit." If a partial  withdrawal is requested  after the first Contract
Year that would leave the Withdrawal Value in the Contract less than $2,000, the
Company  reserves the right to treat the partial  withdrawal  as a request for a full withdrawal.  No partial  withdrawal will be processed which would result in the withdrawal of Contract Value from the loan account.

   The Company will deduct the amount of a partial  withdrawal from the Contract
Value  in the  Subaccounts  and the  Fixed  Account,  according  to the  Owner's instructions to the Company.  If you do not specify the allocation,  the Company will  deduct  the  withdrawal  in the same  proportion  that  Contract  Value is allocated among the Subaccounts and the Fixed Account.

   A full or partial withdrawal,  including a systematic withdrawal,  may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans" and  "Restrictions  under the Texas Optional
Retirement  Program." The tax  consequences  of a withdrawal  under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a  percentage  of Contract  Value  allocated  to the  Subaccounts  and/or  Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable beneficiary, if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge  and  premium  tax.  Contract  Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra Credit." In no event will payment of a systematic  withdrawal  exceed the
Contract Value less any applicable  withdrawal charges,  any uncollected premium taxes, any pro rata account  administration charge, and any reduction for Credit
Enhancements  that have not yet vested (the  "Withdrawal  Value").  The Contract will  automatically  terminate if a systematic  withdrawal causes the Contract's
Withdrawal Value to equal $0.

   The  Company  will  effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as
you have directed. If you do not specify the allocation, the Company will deduct the  systematic  withdrawal  in the  same  proportion  that  Contract  Value  is allocated among the Subaccounts and the Fixed Account.

   The Company may, at any time,  discontinue,  modify,  suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on withdrawals  made prior to the Owner attaining age 59 1/2. See  "Restrictions on Withdrawals  from Qualified  Plans,"  "Restrictions  under the Texas Optional
Retirement Program," and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period beginning when you receive the Contract.  Purchase
Payments  received  during the Free-Look  period will be allocated  according to your instructions  contained in the application or more recent instructions,  if any. If you return your Contract during the Free-Look  Period,  the Company will then deem void the returned  Contract and will refund to you as of the Valuation
Date on which the Company receives your Contract Purchase Payments  allocated to the Fixed  Account (not  including any Credit  Enhancements  if the Extra Credit
Rider was in effect).  The Company will also refund any Contract Value allocated to the Subaccounts  based upon the value of  Accumulation  Units next determined after we receive your  Contract,  plus any charges  deducted  from such Contract
Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current  value of any Credit  Enhancements  from the amount of Contract  Value  refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

   Some states' laws require us to refund your Purchase Payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund
Purchase Payments allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT -- You should  consider the following  provisions  carefully  when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties.  Naming different  persons as Owner(s),
Annuitant(s)  and  Designated  Beneficiary(ies)  can have  important  impacts on whether the death benefit is paid, and on who would receive it.

   If the Owner dies prior to the Annuity  Start Date while this  Contract is in force,  the Company will  calculate  the death benefit  proceeds  payable to the
Designated  Beneficiary as of the Valuation Date the Company  receives due proof of the  Owner's  death and  instructions  regarding  payment  to the  Designated
Beneficiary.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain  limitations.  See  "Distribution  Requirements."  If the Owner is not a
natural  person,  the death benefit  proceeds will be calculated upon receipt of due  proof  of death  of the  Annuitant  prior  to the  Annuity  Start  Date and instructions regarding payment. If the death of the Owner occurs on or after the
Annuity Start Date, any death benefit will be determined  according to the terms of the Annuity Option. See "Annuity Options."

   The  death  benefit  proceeds  will  be  the  death  benefit  reduced  by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If the age of each  Owner was 80 or  younger  on the
Contract  Date and an Owner  dies  prior to the  Annuity  Start  Date while this
Contract is in force, the amount of the death benefit will be the greater of:

1.  The sum of all Purchase  Payments (not including any Credit  Enhancements if the  Extra  Credit  Rider  was in  effect),  less any  reductions  caused by previous withdrawals, including withdrawal charges, or

2.  The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit  Enhancements applied during the 12 months prior to the date of the Owner's death).

   If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

   If you  purchased one of the optional  riders that provide an enhanced  death benefit,  your death benefit will be determined in accordance  with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit; Guaranteed
Growth Death Benefit;  Combined  Annual  Stepped Up and Guaranteed  Growth Death
Benefit;  Enhanced  Death  Benefit;  Combined  Enhanced Death Benefit and Annual
Stepped Up Death Benefit;  Combined Enhanced Death Benefit and Guaranteed Growth
Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit,
and Guaranteed  Growth Death Benefit;  and Total Protection  riders.  Your death benefit  proceeds  under the  rider  will be the death  benefit  reduced  by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium tax, and if the proceeds are based upon Contract Value, any
Credit  Enhancements  applied during the 12 months preceding the Owner's date of death.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  However,  if the  Owner has  completed  a  restricted  beneficiary designation  form,  the death benefit  proceeds  will be paid to the  Designated
Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE
AT ITS ADMINISTRATIVE  OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH
INSTRUCTIONS  REGARDING THE DEATH BENEFIT PAYMENT,  THE DEATH BENEFIT WILL BE AS
SET FOR IN ITEM 2 ABOVE.  If the Designated  Beneficiary  is to receive  annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and  duration of  payments  that the  Beneficiary  may  receive,  and requirements respecting timing of payments. A tax adviser should be consulted in considering  Annuity  Options.  See  "Federal  Tax  Matters"  and  "Distribution
Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Qualified
Plan, the terms of the particular  Qualified Plan and the Internal  Revenue Code should be reviewed with respect to limitations or restrictions on  distributions following the death of the Owner or Annuitant.  Because the rules  applicable to
Qualified  Plans are  extremely  complex,  a  competent  tax  adviser  should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which may also be  referred to as a  "withdrawal  charge") on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your
Purchase Payments have been held under the Contract.

   The Company will waive the  withdrawal  charge on  withdrawals  to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year,  to 10% of Purchase  Payments,  excluding  any Credit
Enhancements,  made during the year and for any subsequent Contract Year, to 10%
of Contract Value as of the first Valuation Date of that Contract Year.

   The withdrawal charge applies to the portion of any withdrawal, consisting of
Purchase  Payments,  that exceeds the Free  Withdrawal  amount.  For purposes of determining the withdrawal charge, withdrawals are considered to come first from
Purchase  Payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  Purchase  Payments for the purpose of determining  future withdrawal  charges.  Also, under the Guaranteed  Minimum Withdrawal Benefit and
Total Protection  Riders,  withdrawals of up to the Annual Withdrawal Amount are not  subject  to a  withdrawal  charge but  reduce  the Free  Withdrawal  amount otherwise available in that Contract Year.

   The amount of the charge will depend on how long your Purchase  Payments have been held under the Contract.  Each  Purchase  Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase  Payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                        ===============================
                        PURCHASE PAYMENT     WITHDRAWAL
                         AGE (IN YEARS)        CHARGE
                        -------------------------------
                                1                7%
                                2                7%
                                3                6%
                                4                5%
                                5                4%
                                6                3%
                                7                2%
                           8 and over            0%
                        ===============================

   The Company will deduct the withdrawal  charge from your withdrawal  payment, unless you request that the charge be deducted from remaining Contract Value and provided  there is sufficient  Contract  Value  available.  In no event will the amount of any withdrawal charge,  when added to such charge previously  assessed against any amount withdrawn from the Contract,  exceed 7% of Purchase  Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon:
(1) payment of death benefit  proceeds;  or (2) annuity options that provide for payments for life, or a period of at least seven years.  The Company will assess the withdrawal  charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

   The  withdrawal  charge is  designed to  reimburse  the Company for costs and other expenses associated with the promotion and sales of the Contract,  such as paying sales commissions to broker-dealers.  It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges,  including  amounts  derived  indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company  deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts the excess amount from your
Contract Value on a monthly basis.  The mortality and expense risk charge amount is determined  each month by reference to the amount of your Contract  Value, as set forth in the table below.

                   ==========================================
                                         ANNUAL MORTALITY AND
                   CONTRACT VALUE        EXPENSE RISK CHARGE
                   ------------------------------------------
                   Less than $25,000           0.90%
                   $25,000 or more             0.75%
                   ==========================================

These amounts are also deducted during the Annuity  Period.  Under Options 5 and
6, the mortality and expense risk charge is calculated and deducted as described above.  However,  the mortality  and expense risk charge is 1.25%,  on an annual basis,  under  Options 1 through  4, 7 and 8, in lieu of the  amounts  set forth above,  and is deducted daily. The mortality and expense risk charge is intended to  compensate  the Company for certain  mortality and expense risks the Company
assumes  in  offering  and   administering   the  Contracts  and  operating  the
Subaccounts.

   The expense risk is the risk that the  Company's  actual  expenses in issuing and  administering  the Contract and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

   The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and  administrative  expenses,  but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The purpose of this charge is to compensate the Company for the expenses  associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT  ADMINISTRATION CHARGE -- The Company deducts an account  administration charge of $30.00 from Contract Value at each Contract  Anniversary.  The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge  is  to  be  deducted.  The  Company  will  deduct  a  pro  rata  account administration  charge (1) upon a full  withdrawal;  (2) upon the Annuity  Start
Date if one of the Annuity  Options 1 through 4, 7 or 8 is chosen;  and (3) upon payment of a death  benefit.  This  charge is not  deducted  during the  Annuity
Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen.  The purpose of the charge is to  compensate  the Company for the  expenses  associated  with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a Purchase Payment.  The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable.
Partial  withdrawals,  including  systematic  withdrawals,  may be  subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not  refundable.  The Company  reserves the right to deduct premium taxes when due or any time  thereafter.  Premium tax rates  currently range from 0% to
3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE -- The Company charges an effective annual interest rate on a loan that currently is an amount equal to the  Guaranteed  Rate plus 2.75% and plus the total  charges  for riders you have  selected.  The  Company  also will credit the amount in the loan  account with an effective  annual  interest  rate equal  to  the  Guaranteed  Rate.  After  offsetting  interest  credited  at the
Guaranteed  Rate,  the net cost of a loan is the  interest  rate  charged by the
Company less the amount of the Guaranteed  Rate. Thus, the highest net cost of a loan you may be charged  currently is 2.75%,  plus the amount of any  applicable rider charges.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of the Company and the Separate  Account" and "Charge
for the Company's Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the
Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL  RIDER CHARGES -- In addition to the charges and  deductions  discussed above, you may purchase certain optional riders under the Contract.  The Company makes  each  rider  available  only at  issue,  except  the  Guaranteed  Minimum
Withdrawal  Benefit and Total  Protection  Riders,  which are also available for purchase on a Contract Anniversary.  You may select only one rider that provides a death benefit.

   The  Company  deducts a monthly  charge  from  Contract  Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from  Contract  Value  beginning on the Contract  Date and ending on the Annuity
Start  Date if you elect  one of  Annuity  Options 1 through  4, 7 or 8 and will deduct  the  monthly  rider  charge  for the life of the  Contract  if you elect
Annuity  Option 5 or 6. Thus the Company may deduct certain rider charges during periods  where no benefits  are  provided  or payable.  The charge for the Extra
Credit Rider,  however,  is deducted only during the seven-year period beginning on the Contract  Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.  You may not select  riders  with a total  charge that  exceeds  1.55% of
Contract  Value  (1.00%  of  Contract  Value if you  select  a 0-Year  Alternate
Withdrawal Charge Rider).  As an example,  you may not purchase the Extra Credit
Rider at 5% with a cost of 0.70%  and the  0-Year  Alternate  Withdrawal  Charge
Rider with a cost of 0.70%, because the total cost of such Riders,  1.40%, would exceed the applicable maximum Rider charge of 1.00% for a Contract issued with a
0-Year Alternate Withdrawal Charge Rider.

TEACHER  RETIREMENT  SYSTEM OF TEXAS - LIMITS ON OPTIONAL  RIDERS -- If you are:
(1)  purchasing  the  Contract  as a  tax-sheltered  annuity  through  a  salary
reduction   arrangement;   (2)  an   employee   of  a  school   district  or  an
open-enrollment  charter  school;  and (3) a member  of the  Teacher  Retirement
System of Texas,  you may not select  riders with a total  charge  that  exceeds
0.25% of  Contract  Value  and only  the  following  riders  are  available  for purchase:

-  Annual Stepped Up Death Benefit
-  Enhanced Death Benefit
-  Guaranteed Growth Death Benefit at 3%
-  Guaranteed Growth Death Benefit at 5%
-  Combined Annual Stepped Up and Guaranteed Growth Death Benefit
-  Guaranteed Minimum Income Benefit at 3%
-  Waiver of Withdrawal Charge
-  Waiver of Withdrawal Charge - Hardship
-  Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

================================================================================
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                        Annual
                                                                        Rider
                                                            Rate(1)     Charge
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                             3%        0.15%
                                                              5%        0.30%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                              --         0.20%
--------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                               3%        0.10%
                                                              5%        0.20%
                                                              6%(2)     0.25%
                                                              7%(2)     0.30%
--------------------------------------------------------------------------------
Combined Annual Stepped Up and
Guaranteed Growth Death Benefit                               5%        0.25%
--------------------------------------------------------------------------------
Enhanced Death Benefit                                       --         0.25%
--------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit        --         0.35%
--------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit         5%        0.35%
--------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up
and Guaranteed Growth Death Benefit                           5%        0.40%
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                        --         0.45%(3)
--------------------------------------------------------------------------------
Total Protection                                             --         0.85%(4)
--------------------------------------------------------------------------------
Extra Credit(5)                                               3%        0.40%
                                                              4%        0.55%
                                                              5%        0.70%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                  --         0.05%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                              0-Year      0.70%
                                                            4-Year      0.55%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability         --         0.05%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability         --         0.10%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                       --         0.15%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2         --         0.20%
--------------------------------------------------------------------------------

(1)  Rate refers to the  applicable  interest  rate for the  Guaranteed  Minimum
     Income  Benefit  Rider,  the  Guaranteed  Growth Death Benefit  Rider,  the
     Combined Annual Stepped Up and Guaranteed  Growth Death Benefit Rider,  the
     Combined  Enhanced and  Guaranteed  Growth  Death  Benefit  Rider,  and the
     Combined  Enhanced,  Annual Stepped Up and Guaranteed  Growth Death Benefit
     Rider,  the applicable  Credit  Enhancement rate for the Extra Credit Rider and the applicable  withdrawal charge schedule for the Alternate Withdrawal
     Charge Rider.

(2)  Not available to Texas residents.

(3)  The  Company  may  increase  the rider  charge for the  Guaranteed  Minimum
     Withdrawal  Benefit Rider only if you elect a reset; the Company guarantees the rider  charge  upon  reset will not  exceed  1.10% on an annual  basis.
     Please see the discussion under "Guaranteed  Minimum  Withdrawal  Benefit."
     The current charge for such rider is used in calculating  the maximum rider charge of 1.55%.

(4)  The Company may increase the rider  charge for the Total  Protection  Rider only if you elect a reset;  the Company  guarantees  the rider  charge upon reset will not exceed 1.45% on an annual basis.  Please see the  discussion under  "Total  Protection."  The  current  charge for such rider is used in calculating the maximum rider charge of 1.55%.

(5)  The  Company  will deduct the charge for this rider  during the  seven-year period beginning on the Contract Date.

(6)  If the 4-Year Alternate  Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
================================================================================

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 0.90%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the  Annuity  Start  Date.  See  "Selection  of an  Option."  If there are Joint
Annuitants,  the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity  under one of the  options  described  below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

   The Contract  provides for eight Annuity Options.  The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are available  where required by law. The annuity rates reflect the  Annuitant's life expectancy  based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's  gender,  unless unisex rates apply. The annuity rates are based upon the 1983(a)  mortality table with mortality  improvement  under  projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.  In the case of Options 5 and 6 as described  below,  annuity payments are based upon Contract Value without regard to annuity rates.

   Annuity  Options 1 through 4 and 8 provide for payments to be made during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.  For example, if you select  monthly  payments and your payment amount would be $75 per month, the Company  could elect to change your  payment  frequency to quarterly as less frequent  payments  will result in a larger  payment  amount  (assuming the same amount is applied to purchase the annuity).

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot  change the Annuity  Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal  Value.  An Owner also cannot change the Annuity  Option or make partial  withdrawals or surrender his or her  annuity  for the  Withdrawal  Value if he or she has  elected  fixed annuity  payments  under Option 7. Under  Annuity  Options 5 and 6, an Owner may
make full or partial  withdrawals  of  Contract  Value  (other  than  systematic withdrawals),  subject to any applicable withdrawal charge,  premium tax charge, and pro rata account administration charge.

   If an Owner  has  elected  variable  annuity  payments  or a  combination  of variable  and  fixed  annuity  payments  under  Option  7, an Owner may elect to withdraw the present value of future annuity  payments,  commuted at the assumed interest rate,  subject to a reduction for any applicable  withdrawal charge and any  uncollected  premium  tax. If the Owner elects a partial  withdrawal  under
Option 7, future variable  annuity  payments will be reduced as a result of such withdrawal.  The  Company  will  make  payment  in the  amount  of  the  partial withdrawal  requested and will reduce the amount of future annuity payments by a percentage  that is equal to the ratio of (i) the partial  withdrawal,  plus any applicable  withdrawal  charge and any  uncollected  premium tax,  over (ii) the present value of future annuity payments, commuted at the assumed interest rate.
The number of Annuity Units in calculating  future variable  annuity payments is reduced  by the  applicable  percentage.  The  Owner  may  not  make  systematic withdrawals  under Option 7. See "Value of Variable  Annuity  Payments:  Assumed
Interest Rate" for more  information  with regard to how the Company  calculates variable annuity payments.

   An Owner or  Annuitant  may  transfer  Contract  Value among the  Subaccounts during the Annuity Period.

   The Contract  specifies annuity tables for Annuity Options 1 through 4, 7 and
8, described below. The tables contain the guaranteed minimum dollar amount (per
$1,000  applied) of the FIRST  annuity  payment for a variable  Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further  annuity  payments will be made.  If you have elected the  Guaranteed
Minimum  Income  Benefit  Rider,  you may apply the  Minimum  Income  Benefit to purchase a fixed Life Income Annuity with a 10-year period certain.  The annuity rates  under  the rider are based  upon the  1983(a)  projection  scale G and an interest rate of 2 1/2% in lieu of the rate described above.

   OPTION 3 -- LIFE WITH  INSTALLMENT  OR UNIT REFUND OPTION.  Periodic  annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

   OPTION 4 --

   A. JOINT AND LAST SURVIVOR.  Annuity  payments will be made as long as either
Annuitant is living. Upon the death of one Annuitant,  annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50%
of annuity  payments as elected by the Owner at the time the  Annuity  Option is selected.  With  respect to fixed  annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of Annuity
Units used to determine the annuity payment,  is reduced as of the first annuity payment  following the  Annuitant's  death. It is possible under this Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity  payment due date,  two if both died prior to the third annuity  payment due  date,  etc.  AS IN THE CASE OF  OPTION  1,  THERE IS NO  MINIMUM  NUMBER OF
PAYMENTS  GUARANTEED  UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE
LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS.
You may also select Option 4 with guaranteed payments.  Annuity payments will be made as long as either  Annuitant  is living.  Upon the death of one  Annuitant, annuity payments continue to the surviving  Annuitant at the same level with the promise that if, at the death of the both  Annuitants,  payments  have been made for less than a stated period,  which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such  period  to the  Designated  Beneficiary.  Upon  the  last  death of the
Annuitants  after the period certain,  no further annuity payments will be made.
If you have elected the Guaranteed  Minimum Income Benefit Rider,  you may apply the Minimum Income  Benefit to purchase a fixed Joint and Last Survivor  Annuity with a 10-year period certain.  The annuity rates under the rider are based upon the 1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed  period,  which may be from 5 to 20 years,  as  elected  by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.  The Company will  continue to deduct the monthly  rider charge and pro rata account  administration  charge from  Contract  Value if you elect this option.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,  all guaranteed payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated  Beneficiary.  The Company will  continue to deduct the monthly rider charge and pro rata account  administration  charge from  Contract  Value if you elect this option.

   OPTION 7 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

   OPTION 8 -- JOINT AND CONTINGENT  SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4A,  THERE IS NO MINIMUM  NUMBER OF PAYMENTS  GUARANTEED  UNDER THIS OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

   The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units.  The value of an Annuity Unit for each  Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

   The Company  determines  the number of Annuity  Units used to calculate  each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

   On the Annuity Start Date, the Company divides the initial  variable  annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

   Subsequent variable annuity payments are calculated by multiplying the number of Annuity  Units  allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment is equal to the sum of the  payment amounts determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

   You may  allocate  all or a portion of your  Purchase  Payments  and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of the  Company's  General  Account,  which  supports the  Company's insurance and annuity obligations.  The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other  jurisdictions  in which the Contract is distributed.  In  reliance on certain  exemptive  and  exclusionary  provisions, interests in the Fixed Account have not been registered as securities  under the
Securities  Act of 1933 (the  "1933  Act") and the  Fixed  Account  has not been registered as an investment  company  under the  Investment  Company Act of 1940
(the "1940  Act").  Accordingly,  neither the Fixed  Account  nor any  interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.
The  Company has been  advised  that the staff of the SEC has not  reviewed  the disclosure in this Prospectus  relating to the Fixed Account.  This  disclosure, however,  may be subject  to  certain  generally  applicable  provisions  of the federal  securities laws relating to the accuracy and completeness of statements made in the  Prospectus.  This  Prospectus  is generally  intended to serve as a disclosure  document  only for  aspects of a  Contract  involving  the  Separate
Account and contains only selected information  regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

   Amounts  allocated to the Fixed Account become part of the General Account of the Company,  which consists of all assets owned by the Company other than those in the Separate Account and other separate  accounts of the Company.  Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least a specified minimum rate ("Guaranteed  Rate"). The Guaranteed Rate accrues daily and ranges from an annual  effective rate of 1% to 3% based upon the state in which the  Contract  is  issued  and the  requirements  of that  state.  Such interest  will be paid  regardless  of the actual  investment  experience of the
Fixed Account. The principal, after charges and deductions,  also is guaranteed.
In addition,  the Company may in its discretion pay interest at a rate ("Current
Rate") that exceeds the Guaranteed  Rate. The Company will determine the Current
Rate, if any, from time to time.  Because the Company may declare a Current Rate in its sole discretion,  you assume the risk that interest  credited to Contract
Value in the Fixed Account may not exceed the Guaranteed Rate.

   Contract  Value  allocated  or  transferred  to the Fixed  Account  will earn interest at the Guaranteed  Rate (or Current Rate, if any, in effect on the date such  portion  of  Contract  Value is  allocated  or  transferred  to the  Fixed
Account).  The Current Rate paid on any such portion of Contract Value allocated or transferred  to the Fixed Account will be guaranteed  for rolling  periods of one or more years (each a "Guarantee Period"). The Company currently offers only
Guarantee  Periods of one year. Upon expiration of any Guarantee  Period,  a new
Guarantee  Period of the same  duration  begins with  respect to that portion of
Contract Value,  which will earn interest at the Current Rate, if any,  declared on the first day of the new Guarantee Period.

   Because the Company  may, in its sole  discretion,  anticipate  changing  the
Current Rate from time to time,  Contract Value  allocated or transferred to the
Fixed Account at one point in time may be credited with a different Current Rate than amounts  allocated or  transferred to the Fixed Account at another point in time.  For  example,  amounts  allocated  to the  Fixed  Account  in June may be credited  with a different  current  rate than  amounts  allocated  to the Fixed
Account in July. In addition,  if Guarantee  Periods of different  durations are offered,  Contract  Value  allocated or  transferred  to the Fixed Account for a
Guarantee  Period of one duration may be credited with a different  Current Rate than  amounts  allocated  or  transferred  to the Fixed  Account for a Guarantee
Period of a different duration. Therefore, at any time, various portions of your
Contract Value in the Fixed Account may be earning interest at different Current
Rates  depending  upon  the  point  in time  such  portions  were  allocated  or transferred to the Fixed Account and the duration of the Guarantee  Period.  The
Company bears the investment  risk for the Contract Value allocated to the Fixed
Account and for paying interest at the Guaranteed  Rate on amounts  allocated to the Fixed Account.

   For purposes of  determining  the  interest  rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

   If permitted by your Contract, the Company may discontinue accepting Purchase
Payments or transfers into the Fixed Account at any time.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same  fashion for a Contract  that has  Contract  Value  allocated  to the Fixed
Account as for a Contract that has Contract Value allocated to the  Subaccounts.
See "Death Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  Purchase
Payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate Purchase  Payments or transfer  Contract Value to the Subaccounts.  For
Contract  Value that is  allocated  to the Fixed  Account,  any  Optional  Rider charges are  deducted  from  Current  Interest.  The charges for  mortality  and expense  risks and the  administration  charge will not be assessed  against the
Fixed Account,  and any amounts that the Company pays for income taxes allocable to the Subaccounts  will not be charged against the Fixed Account.  In addition, you will  not pay  directly  or  indirectly  the  investment  advisory  fees and operating  expenses  of the  Underlying  Funds to the extent  Contract  Value is allocated to the Fixed Account;  however,  you also will not  participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

   Transfers  from the Fixed Account to the Fidelity  Advisor Mid Cap Subaccount
may be made only if you  purchased  your  Contract  prior to July 31, 2004.  The minimum  amount that you may transfer from the Fixed Account to the  Subaccounts is the  lesser  of (i) $25 or (ii) the  amount of  Contract  Value for which the
Guarantee  Period  expires in the calendar  month that the transfer is effected.
Transfers  of Contract  Value  pursuant to the Dollar Cost  Averaging  and Asset
Reallocation  Options are not  currently  subject to any  minimums.  The Company reserves the right to limit the number of transfers permitted each Contract Year to 14  transfers,  to  suspend  transfers  and to limit the  amount  that may be subject to transfers. See "Transfers of Contract Value."

   If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed
Account, any transfers from the Fixed Account in connection with the Dollar Cost
Averaging or Asset Reallocation  Options will automatically  terminate as of the date of such  Purchase  Payment or  transfer.  You may  reestablish  Dollar Cost
Averaging or Asset  Reallocation by submitting a written request to the Company.
However,  if for any reason a Dollar Cost Averaging Option is canceled,  you may only  reestablish  the  option  after  the  expiration  of the next  monthly  or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

   You may also make full or partial  withdrawals  to the same  extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals."  In addition,  to the same extent as Owners with Contract Value in the  Subaccounts,  the Owner of a Contract used in  connection  with a Qualified
Plan may obtain a loan if so permitted  under the terms of the  Qualified  Plan.
See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a request in good order is received by the Company at its  Administrative  Office.
During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the Company allows.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Owner prior to the Annuity Start Date.  The  Designated  Beneficiary  is the
first person on the  following  list who, if a natural  person,  is alive on the date of death of the Owner:  the Owner; the Primary  Beneficiary;  the Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's estate.  The  Primary  Beneficiary  is  the  individual  named  as  such  in the application  or any later change  shown in the  Company's  records.  The Primary
Beneficiary  will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the  Owner,  careful  consideration  should  be given  to the  manner  in  which  the  Contract  is  registered,  as well as the designation  of the  Primary  Beneficiary.  The Owner  may  change  the  Primary
Beneficiary  at any time while the  Contract  is in force by written  request on forms provided by the Company and received by the Company at its  Administrative
Office.  The change will not be binding on the Company  until it is received and recorded at its  Administrative  Office.  The change will be effective as of the date this form is signed  subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary  Beneficiary may be designated.  The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value
allocated  to  the  Subaccounts,   and  will  transfer  Contract  Value  between
Subaccounts  or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's  Administrative Office. However, the
Company can  postpone  the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

-  During  which the New York Stock  Exchange  is closed  other  than  customary weekend and holiday closings,

-  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

-  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

-  For such other  periods as the SEC may by order permit for the  protection of investors.

The  Company  reserves  the  right to  delay  payments  of any  full or  partial withdrawal  until all of your Purchase  Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an Annuitant or age of the
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan.  You may  obtain a loan by  submitting  a proper  written  request  to the
Company.  A loan must be taken and repaid prior to the Annuity  Start Date.  The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts  combined is generally  equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest  outstanding  loan balance  within the  preceding
12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan  balance  on the  date  the  loan is  made;  or (2) 50% of the
Contract  Value or  $10,000,  whichever  is greater  (the  $10,000  limit is not available  for  Contracts  issued  under a 403(b) Plan  subject to the  Employee
Retirement  Income  Security Act of 1974  (ERISA).  For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract  Value.  Two new loans are  permitted each  Contract  Year  but only one loan  can be  outstanding  at any  time.  The
Internal  Revenue Code requires  aggregation  of all loans made to an individual employee  under a single  employer  plan.  However,  since  the  Company  has no information concerning outstanding loans with other providers,  we will only use information  available  under  annuity  contracts  issued by us, and you will be responsible  for  determining  your loan  limits  considering  loans  from other providers.  Reference  should be made to the terms of your particular  Qualified
Plan for any additional loan restrictions.

   When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account.
Amounts  allocated  to the  Loan  Account  earn  the  minimum  rate of  interest guaranteed under the Fixed Account.

   Interest  will be charged  for the loan and will  accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by the Company and currently is equal to the  Guaranteed  Rate plus 2.75% and plus the total charges for riders you have selected. For example, if the  Guaranteed  Rate is 1% and you  selected  the  Annual  Stepped  Up Death
Benefit Rider with an annual charge of 0.20%, the loan interest rate is equal to
3.95%.  Because the Contract  Value  maintained in the Loan Account  (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed  Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

   Loans must be repaid  within five  years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
In either event,  your loan must be repaid prior to the Annuity Start Date.  You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft.
Upon receipt of a loan payment,  the Company will transfer  Contract  Value from the Loan Account to the Fixed Account and/or the  Subaccounts  according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

   If you do not make  any  required  loan  payment  by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes.  The total outstanding loan balance,  which includes accrued interest, will be  reported  as income to the  Internal  Revenue  Service  ("IRS") on form
1099-R for the year in which the  default  occurred.  The  Company  may agree to extend  these  deadlines  for late  payments  within any  limits  imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining age 59 1/2. Once a loan has  defaulted,  regularly  scheduled loan payments will not be accepted by the Company.  No new loans will be allowed while a loan is in default.  Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the  accrued  interest  may be  transferred  to the Loan  Account.  If a loan continues to be in default,  the total outstanding  balance may be deducted from
Contract  Value on or after the  Contractowner  attains age 59 1/2. The Contract will  terminate  automatically  if the  outstanding  loan  balance  of a loan in default equals or exceeds the Withdrawal  Value.  Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your  ability to repay the loan and should  consult  with a tax  advisor  before requesting a loan.

   While the amount to secure the loan is held in the Loan  Account,  you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

   In the event that you elect to  exchange  your  Contract  for a  contract  of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

   You should consult with your tax adviser on the effect of a loan.

   Loans are not  available in certain  states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that  state at that  time,  but there can be no  assurance  that  loans  will be approved.  Prospective Owners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

   If you own a Contract  purchased as a  tax-sheltered  Section  403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

RESTRICTIONS  UNDER  THE  TEXAS  OPTIONAL  RETIREMENT  PROGRAM  -- If you  are a
Participant in the Texas Optional Retirement  Program,  your Contract is subject to  restrictions  required under the Texas  Government  Code. In accordance with those restrictions,  you will not be permitted to make withdrawals prior to your retirement,  death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement  plans which are Qualified  Plans under the provisions of the Internal  Revenue Code  ("Code").  The ultimate  effect of federal income taxes on the amounts  held under a  Contract,  on annuity  payments,  and on the economic  benefits to the Owner,  the  Annuitant,  and the  Beneficiary or other payee  will  depend  upon the type of  retirement  plan,  if any,  for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

   GENERAL.  The Company  intends to be taxed as a life insurance  company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

   CHARGE FOR THE  COMPANY'S  TAXES.  A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts  or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The
Company  will  review the  question  of a charge to the  Separate  Account,  the
Subaccounts  or the  Contract  for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

   Under current laws,  the Company may incur state and local taxes (in addition
to  premium  taxes)  in  several  states.  At  present,   these  taxes  are  not
significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

   The tax  rules  applicable  to  participants  in such  Qualified  Plans  vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate  retirement  savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contract comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION  403(B).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of
Purchase  Payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section  403(b)  annuities must generally be provided under a plan that meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Each  employee's  interest in a  retirement  plan  qualified  under Code Section
403(b) must generally be  distributed or begin to be distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions  must not extend  beyond the life of the  employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to other qualified  retirement plans and depends  upon,  among other  things,  whether the annuity  contract is purchased with employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled;
or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

   SECTIONS 408 AND 408A. TRADITIONAL  INDIVIDUAL RETIREMENT ANNUITIES.  Section
408 of the Code permits eligible individuals to establish individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional
IRAs").  The Contract may be purchased as a traditional  IRA. The IRAs described in this section are called  "traditional  IRAs" to  distinguish  them from "Roth
IRAs," which are described below.

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons  who may be  eligible  and the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500  during the 2005 tax year,  or $1,000 for the 2006 tax year or any tax year thereafter.  However,  if the  individual  is covered  by an  employer-sponsored retirement plan, the amount of IRA  contributions the individual may deduct in a year may be reduced  or  eliminated  based on the  individual's  adjusted  gross income for the year  ($70,000  for a married  couple  filing a joint  return and
$50,000 for a single taxpayer in 2005). If the individual's spouse is covered by an employer-sponsored  retirement plan but the individual is not, the individual may be able to deduct those  contributions  to a traditional IRA;  however,  the deduction  will be reduced or eliminated if the adjusted gross income on a joint
return  is  between  $150,000  and  $160,000.   Nondeductible  contributions  to
traditional IRAs must be reported to the IRS in the year made on Form 8606.

   Sale of the Contract for use with  traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract
for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  circumstances.  See the IRA
Disclosure Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 403(b)
of the Code;  however,  the  required  beginning  date for  traditional  IRAs is generally  the date that the  contract  owner  reaches age 70 1/2--the  contract owner's  retirement date, if any, will not affect his or her required  beginning date. See "Section  403(b)."  Distributions  from IRAs are generally taxed under
Code  Section  72.  Under these  rules,  a portion of each  distribution  may be excludable from income.  The amount  excludable from the individual's  income is the amount of the  distribution  that  bears the same ratio as the  individual's nondeductible contributions bears to the expected return under the IRA.

   Distributions  of  deductible,  pre-tax  contributions  and  earnings  from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA.  Regular  contributions may be made to a Roth  IRA up to the  same  contribution  limits  that  apply to traditional IRA contributions.  The regular  contribution  limits are phased out for  taxpayers  with $95,000 to $110,000 in adjusted  gross income  ($150,000 to
$160,000  for married  filing  joint  returns).  Also the  taxable  balance in a traditional  IRA may be rolled over or converted  into a Roth IRA for  taxpayers with adjusted gross income of up to $100,000.

   Regular  contributions  to a Roth IRA are not  deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special  requirements imposed by the IRS. Purchasers of the  Contract  for such  purposes  will be provided  with such  supplementary information as may be required by the IRS or other appropriate  agency, and will have the right to revoke  the  Contract  under  certain  requirements.  Unlike a traditional  IRA,  Roth IRAs are not  subject to minimum  required  distribution rules  during  the  Contractowner's  lifetime.  Generally,  however,  the amount remaining  in a Roth  IRA  after  the  Contractowner's  death  must  begin to be distributed by the end of the first  calendar year after death,  and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any  portion  of the  balance to the  credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the  amount  received  to an  eligible retirement  plan,  then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required  minimum  distribution,  death  distributions  (except to a surviving spouse) and certain  corrective  distributions,  will not qualify as an eligible rollover  distribution.  A  rollover  must be made  directly  between  plans  or indirectly within 60 days after receipt of the distribution.

   An "eligible  retirement  plan" will be another  Section  403(b)  plan,  or a traditional  individual  retirement account or annuity described in Code Section
408.

   A Section  403(b) plan must  generally  provide a  participant  receiving  an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess  contribution;  (vii) that are rolled over or  transferred  in accordance with Code requirements;  or (viii) that are transferred  pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Owner  considering  adoption of a Qualified  Plan and purchase of a
Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the  suitability  of the Contract as an  investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the  Underlying  Funds held by the  Subaccounts.  The Company  will  exercise voting rights  attributable  to the shares of each  Underlying  Fund held in the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Funds on matters requiring  shareholder voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

   The person having the voting  interest under a Contract is the Owner.  Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be  purchased  in  the  future  under  the  Contract.
Substituted fund shares may have higher fees and expenses.  The Company may also purchase,  through  the  Subaccount,  other  securities  for  other  classes  of contracts,  or permit a conversion  between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   The Company also reserves the right to establish  additional  Subaccounts  of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also eliminate or combine one or more Subaccounts to all or only certain  classes  of  Owners  if, in its sole  discretion,  marketing,  tax,  or investment conditions so warrant.

   Subject to compliance with applicable law, the Company may transfer assets to the  general  account.  The  Company  also  reserves  the right,  subject to any required regulatory approvals, to transfer assets of the Separate Account or any
Subaccount to another separate account or Subaccount.

   In the  event of any  such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contract,  the  Separate  Account  may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law, the Company also may  establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered and to make any change to the provisions of the Contract to comply with, or give  Owners  the  benefit  of,  any  federal  or  state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  Purchase  Payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive  annual and  semiannual  reports  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  PRIVILEGES  -- You may request a transfer of Contract  Value and may make changes in your Purchase Payment  allocation and to an existing Dollar Cost
Averaging or Asset Reallocation  option by telephone if the proper form has been completed,  signed,  and filed at the Company's  Administrative  Office. You may also  request a transfer of Contract  Value  electronically  via  facsimile,  or through the Company's  Internet web site if you have  authorized  your financial representative to make financial  transactions on your behalf.  Any telephone or electronic device, whether it is the Company's,  yours, your service provider's, or your registered  representative's,  can experience outages or slowdowns for a variety  of  reasons.  These  outages  or  slowdowns  may delay or  prevent  the
Company's   processing  of  your  transfer  request.   Although  we  have  taken
precautions  to limit these  problems,  we cannot promise  complete  reliability under all circumstances.  If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

   The  Company  has  established   procedures  to  confirm  that   instructions
communicated  by telephone are genuine and will not be liable for any losses due to  fraudulent  or  unauthorized  instructions  provided  it  complies  with its procedures.  The  Company's  procedures  require  that any person  requesting  a
transfer  by  telephone   provide  the  account   number  and  the  Owner's  tax
identification number and such instructions must be received on a recorded line.
The Company reserves the right to deny any telephone  transfer  request.  If all telephone  lines are busy (which might occur,  for  example,  during  periods of substantial market fluctuations),  or are otherwise unavailable,  you may not be able to  request  transfers  by  telephone  and  would  have to  submit  written requests.

   By authorizing  telephone transfers,  you authorize the Company to accept and act upon telephonic  instructions for transfers  involving your Contract.  There are risks associated with telephone  transactions that do not occur if a written request is submitted.  Anyone  authorizing  or making  telephone  requests bears those risks. You agree that neither the Company, any of its affiliates,  nor any
Underlying  Fund,  will be  liable  for any  loss,  damages,  cost,  or  expense
(including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures.  As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer  privilege.  The Company may discontinue,  modify, or suspend the telephone transfer privilege at any time.

STATE  VARIATIONS -- The  Prospectus  and  Statement of  Additional  Information
provide  a general  description  of the  Contract.  Certain  provisions  of your contract may be different than the general  description  in this  Prospectus and the Statement of Additional Information, and certain riders,  endorsements,  and options may not be available,  because of legal restrictions in your state. Your actual contract and any  endorsements  or riders are the controlling  documents.
Your registered  representative  can provide  specific  information  that may be applicable  to your state.  If you would like to review a copy of your  contract and its  endorsements and riders,  if any, contact the Company's  Administrative
Office.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits  involving  insurers,  substantial  damages have been sought and/or  material  settlement  payments have been made.  Although the outcome of any  litigation  cannot be  predicted  with  certainty,  the  Company believes  that at the  present  time there are no legal  proceedings  pending or threatened to which the Company, the Separate Account, or Security Distributors,
Inc.  ("SDI") is a party that are  reasonably  likely to  materially  affect the
Separate  Account or the  Company's  ability to meet its  obligations  under the
Contract, or SDI's ability to perform its contract with the Separate Account.

   In 2003 and 2004, the SEC requested  information from the Company relating to market timing and late trading of mutual funds and variable insurance  products.
The Company  believes  that these  inquiries  were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices,  policies, and procedures relating to trading in mutual fund shares.  The Company  responded to the information  requests and is not aware of any problems  with respect to such matters  involving  the Company,  SDI, or the
Separate Account.

SALE  OF  THE  CONTRACT  -- The  Company  currently  offers  the  Contract  on a continuous basis. The Company  anticipates  continuing to offer the Contract but reserves the right to discontinue the offering.

   PRINCIPAL UNDERWRITER.  The Company has entered into a principal underwriting agreement with its  affiliate,  Security  Distributors,  Inc.  ("SDI"),  for the distribution  and sale of the  Contract.  SDI's  home  office is  located at One
Security  Benefit  Place,  Topeka,   Kansas  66636-0001.   SDI,  a  wholly-owned
subsidiary of Security  Benefit  Corporation,  is registered as a  broker-dealer with the SEC under the Securities  Exchange Act of 1934 and is a member of NASD,
Inc.

   SDI does not sell the  Contract  directly  to  purchasers.  The  Contract  is offered to the  public  through  registered  representatives  of  broker-dealers
(including  Brecek & Young Advisors,  Inc., an affiliate of the Company and SDI)
that have entered into selling  agreements with the Company and SDI for the sale
of   the   Contract   (collectively,   "Selling   Broker-Dealers").   Registered
representatives  must be  licensed  as  insurance  agents  by  applicable  state insurance  authorities and appointed  agents of the Company in order to sell the
Contract.  The Company pays commissions to Selling  Broker-Dealers  through SDI.
During fiscal years 2004,  2003, and 2002, the amounts paid to SDI in connection
with  all  Contracts  sold  through  the  Separate   Account  were   $4,849,070,
$6,434,187,  and  $3,613,911  respectively.  SDI passes  through  commissions it receives  to  Selling  Broker-Dealers  for their  sales and does not  retain any portion of commissions in return for its services as principal  underwriter  for the Contract.  However,  the Company may pay some or all of SDI's  operating and other expenses, including the following sales expenses: compensation and bonuses
for  SDI's  management  team,   advertising  expenses,  and  other  expenses  of
distributing the Contract.  In addition,  the Company pays SDI an annual payment of 0.75% of all Purchase  Payments  received  under variable  annuity  contracts issued by the Company to support SDI's ongoing operations.

   SELLING   BROKER-DEALERS.   The  Company  pays  commissions  to  all  Selling
Broker-Dealers  in  connection  with  the  promotion  and  sale of the  Contract according to one or more  schedules.  A portion of any payments  made to Selling
Broker-Dealers  may  be  passed  on  to  their  registered   representatives  in
accordance with their internal compensation programs. The Company may use any of its corporate  assets to pay  commissions  and other costs of  distributing  the
Contract,  including  any profit from the  mortality  and expense risk charge or other  fees and  charges  imposed  under  the  Contract.  Commissions  and other incentives or payments described below are not charged directly to Owners or the
Separate  Account.  The Company  intends to recoup  commissions  and other sales expenses  through  fees and  charges  deducted  under the  Contract  or from its
General Account.

   COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a  percentage  of initial  and  subsequent  Purchase  Payments at the time it receives  them,  as a percentage  of Contract  Value on an ongoing  basis,  or a combination  of both.  While  the  amount  and  timing of  commissions  may vary depending on the selling  agreement,  the Company does not expect commissions to exceed  6%  of  aggregate  Purchase  Payments  (if  compensation  is  paid  as a percentage of Purchase  Payments) and 0.25%  annually of average  Contract Value
(if  compensation is paid as a percentage of Contract  Value).  The Company also pays  non-cash  compensation  in  connection  with  the  sale  of the  Contract, including  conferences,  seminars and trips (including travel, lodging and meals in connection  therewith),  entertainment,  merchandise and other similar items.
The Company may  periodically  establish  commission  specials  (such as the one described below); however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

   The registered representative who sells you the Contract typically receives a
portion  of  the   compensation   the  Company   pays  to  his  or  her  Selling
Broker-Dealer,  depending on the agreement between the Selling Broker-Dealer and
your  registered   representative  and  the  Selling  Broker-Dealer's   internal
compensation  program.  These  programs  may  include  other  types  of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR
FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING  BROKER-DEALER FOR WHOM
HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

   ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS.  In addition
to  ordinary  commissions  and  non-cash  compensation,   the  Company  may  pay
additional compensation to selected Selling  Broker-Dealers.  These payments may be: (1) trail commissions or persistency  payments,  which are periodic payments
based  on  contract  values  of  the  Company's  variable  insurance   contracts
(including Contract Values of the Contract) or other persistency standards;  (2)
preferred  status  fees  (which  may be in the  form of a higher  percentage  of ordinary  commission)  paid to obtain  preferred  treatment  of the  Contract in
Selling  Broker-Dealers'   marketing  programs,   including  enhanced  marketing
services and increased access to their registered representatives;  (3) one-time bonus payments for their  participation  in sales  promotions with regard to the
Contract;  (4) periodic bonus payments calculated as a percentage of the average contract  value of the Company's  variable  insurance  contracts  (including the
Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
and (5)  industry  conference  fees  paid to help  defray  the  costs  of  sales conferences and educational seminars for the Selling Broker-Dealers'  registered representatives.  The following list sets forth the names of the top ten Selling
Broker-Dealers that received additional compensation from the Company in 2004 in connection  with the  sale of its  variable  annuity  contracts,  variable  life insurance  policies,  and other  insurance  products  (including  the Contract):
Vantage  Securities,  Inc.;  Aquarius  Fund  Distributors,  LLC;  OFG  Financial
Services,  Inc.; Brecek & Young Advisors,  Inc.;  Legend Equities Corp.;  Morgan
Keegan and Company,  Inc.;  Lincoln  Investment  Planning,  Inc.; Butler Freeman
Tally  Financial  Group,  LLC;  PacVest  Associates,  Inc.;  and  USA  Financial
Securities Corporation.

   These  additional  compensation  arrangements  are not offered to all Selling
Broker-Dealers  and  the  terms  of such  arrangements  and  the  payments  made thereunder may differ substantially among Selling  Broker-Dealers.  The payments may be significant and may be calculated in different ways by different  Selling
Broker-Dealers.  These arrangements are designed to specially encourage the sale of the  Company's  products  (and/or its  affiliates'  products) by such Selling
Broker-Dealers.  The  prospect  of  receiving,  or the  receipt  of,  additional
compensation  may  provide  Selling   Broker-Dealers   and/or  their  registered
representatives  with an  incentive  to favor sales of the  Contract  over other variable  annuity  contracts  (or other  investments)  with  respect  to which a
Selling Broker-Dealer does not receive additional compensation,  or lower levels of additional compensation.  You may wish to take such payment arrangements into account when  considering  and  evaluating  any  recommendation  relating to the
Contract. ASK YOUR REGISTERED  REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT
HE OR SHE AND THE SELLING  BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN
CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

   ADDITIONAL  COMPENSATION  PAID  TO  AFFILIATED  SELLING  BROKER-DEALERS.   In
addition  to  ordinary  commissions,   non-cash  compensation,   and  additional
compensation,  the Company pays some or all of the operating and other  expenses
of  its  affiliated  Selling  Broker-Dealer,   Brecek  &  Young  Advisors,  Inc.
("Brecek"),  such as paid-in-capital,  overhead,  and legal and accounting fees.
SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does  not  pay  any  portion  of  such  marketing  allowance  to its  registered representatives.  Brecek pays its  registered  representatives  a portion of the commissions  received  for their sales of the  Contract in  accordance  with its respective internal compensation program.

   BONUS  COMMISSION  PAYMENT  PROGRAM.  During the period from  January 1, 2005 through February 28, 2006,  Security  Distributors,  Inc. ("SDI"), in connection with the  Company,  will  offer a special  "bonus"  commission  payment  program pursuant to which SDI will pay additional commissions  ("Promotional  Payments")
to certain selling firms whose registered representatives achieve certain target
Purchase  Payment levels under Contracts.  Each selling firm determines,  in its own discretion,  whether to pay its registered  representatives all or a portion of the Promotional Payments it receives.

   More specifically,  the amount of a Promotional  Payment is equal to 1.00% of
"eligible Purchase  Payments" made under Contracts  attributable to a particular registered representative's sales. Eligible Purchase Payments include:

1.  Initial Purchase Payments and all subsequent  Purchase Payments made under a
    Contract  between January 1, 2005 and February 28, 2006 pursuant to a salary reduction  program,  if the  application for the Contract is received by the
    Company between January 1, 2005 and December 31, 2005; and

2.  Initial or  subsequent  Purchase  Payments  made  under a  Contract  between
    January 1, 2005 and February 28, 2006, if the initial or subsequent Purchase
    Payment was made in  connection  with an  exchange  of an existing  variable annuity contract or variable life insurance policy occurring between January
    1, 2005 and December 31, 2005.

Selling  firms  must meet  certain  minimum  eligible  Purchase  Payment  levels attributable to a particular registered representative's sales before qualifying for Promotional Payments.

   The higher the number of Contracts sold between  January 1, 2005 and December
31,  2005  and/or the dollar  amount of total  Purchase  Payments  made  between
January 1, 2005 and February 28, 2006, the higher a selling  firm's  Promotional
Payments may be. For example,  if total eligible Purchase Payments  attributable to your registered  representative reach $1,000,000 by February 28, 2006, his or her selling  firm will receive a  promotional  payment of $10,000.  However,  if total eligible Purchase Payments attributable to your registered  representative reach  $10,000,000  by February 28, 2006, his or her selling firm will receive a promotional payment of $100,000.

   SDI will not pay any  Promotional  Payments to a selling  firm if a Contract:
(1) does not  impose a  contingent  deferred  sales  charge  or only  imposes  a contingent  deferred  sales  charge  during  the first  Contract  Year;  (2) was purchased in exchange for an existing variable annuity contract or variable life insurance  policy issued by the Company or its  affiliate;  (3) was purchased in exchange  for a variable  annuity  contract or variable  life  insurance  policy issued  by an  insurance  company  not  affiliated  with  the  Company  and  the contingent deferred sales charge was waived as a result of the exchange; (4) was not  purchased  in  connection  with  a  Section  403(b)  or 457  tax  qualified retirement plan; (5) application was received by the Company prior to January 1,
2005 or after  December  31,  2005;  or (6) is owned by an  individual  who owns another  Contract  pursuant  to  which  his or her  selling  firm  is  receiving
Promotional Payments.

   The  prospect  of  receiving,  or the receipt of,  Promotional  Payments  may provide selling firms and/or their registered  representatives with an incentive to favor sales of the Contracts over other variable annuity  contracts (or other investments)  with respect to which a selling  firm does not receive  additional compensation,  or lower levels of additional compensation.  You may wish to take such payment  arrangements  into account when  considering  and  evaluating  any recommendation relating to the Contracts. For more information about Promotional
Payments or any other compensation  arrangements,  ask your sales representative for further  information  about what your sales  representative  and the selling firm for which he or she works may receive in connection with your purchase of a
Contract.

   LEGAL MATTERS -- Amy J. Lee, Esq.,  Associate General Counsel of the Company,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contract  described in this  Prospectus,  the  Company's  authority to issue the
Contract  under Kansas law, and the validity of the forms of the Contract  under
Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining  Subaccounts,  and the total return of all  Subaccounts  may appear in advertisements,  reports,  and promotional  literature to current or prospective
Owners.

   Current yield for the Dreyfus  General Money Market  Subaccount will be based on income received by a hypothetical  investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e.,  assuming that the 7-day  yield would be  received  for 52 weeks,  stated in terms of an annual percentage  return on the  investment).  "Effective  yield" for the Money Market
Subaccount is calculated  in a manner  similar to that used to calculate  yield, but reflects the compounding effect of earnings.  During extended periods of low interest  rates,  and due in part to  Contract  fees and  expenses,  the Dreyfus
General  Money  Market  Subaccount  yields  may also  become  extremely  low and possibly negative.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge,  rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although the Contract was not available for purchase until July 2001, certain of the  Underlying  Funds  were in  existence  prior to that  date.  Performance information for the Subaccounts may also include  quotations of total return for periods  beginning prior to the  availability of the Contracts that  incorporate the performance of the Underlying Funds.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality  of the  Underlying  Fund in which the
Subaccount invests,  and the market conditions during the given time period, and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the methods  used to  determine  yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus does not include all of the information  included in the Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS -- The consolidated financial statements of the Company and its  Subsidiaries  at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial  statements of Variable
Annuity Account XIV at December 31, 2004, and for each of the specified  periods ended  December  31,  2004,  or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial statements relating to the Company and its Subsidiaries. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Sections 408 and 408A

PERFORMANCE INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES AND STRATEGIES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee  that the  investment  objectives  and  strategies  of any
Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES,  RESTRICTIONS AND
RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY
BE FOUND IN THE RESPECTIVE  PROSPECTUSES.  PROSPECTUSES FOR THE UNDERLYING FUNDS
SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. A PROSPECTUS MAY BE OBTAINED
BY CALLING 1-800-NEA-VALU.

AIM GROWTH SERIES -- AIM Growth Series is organized as a Delaware business trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end series management investment company.

   AIM BASIC  VALUE  FUND  (CLASS A).  AIM Basic  Value  Fund (the  "Fund") is a
separate series of the AIM Growth Series.  A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 65% of its
total   assets  in  equity   securities   of  U.S.   issuers  that  have  market
capitalizations  of greater  than $500 million and that the  portfolio  managers believe to be  undervalued  in  relation  to  long-term  earning  power or other factors.  The Fund may also  invest  up to 35% of its  total  assets  in  equity securities of U.S.  issuers that have market  capitalizations  of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by
U.S. issuers.  The Fund may also invest up to 25% of its total assets in foreign securities.

   AIM MID CAP  CORE  EQUITY  FUND  (CLASS  A).  AIM Mid Cap  Core  Equity  Fund
(formerly  AIM Mid Cap  Equity  Fund) (the  "Fund") is a separate  series of AIM
Growth Series. A I M Advisors,  Inc.,  located at 11 Greenway Plaza,  Suite 100,
Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. In complying with  the  80%  investment  requirement,  the  Fund's  investments  may  include synthetic instruments.  Synthetic instruments are investments that have economic characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a mid-cap company if it has a market  capitalization,  at the time of purchase, within the range of market capitalizations of companies included in the Russell Midcap™ Index.  The Russell Midcap Index measures the performance of
the  800   companies  in  the  Russell   1000®  Index  with  the  lowest  market
capitalization.  These companies are considered  representative  of medium-sized companies.  The Fund may invest up to 20% of its net assets in equity securities of companies in other market  capitalization  ranges or in investment-grade debt securities.

   AIM SMALL CAP GROWTH FUND  (CLASS A). AIM Small Cap Growth Fund (the  "Fund")
is a separate series of AIM Growth Series. A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net  assets,  plus the amount of any  borrowings  for  investment  purposes,  in small-cap companies. In complying with the 80% investment requirement,  the Fund will invest primarily in marketable  equity  securities,  including  convertible securities, but its investments may include other securities,  such as synthetic
instruments.   Synthetic   instruments  are   investments   that  have  economic
characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase,  within the range of market capitalizations of companies,  included in the  Russell  2000®  Index.  The Russell  2000 Index is a widely  recognized, unmanaged  index of common  stocks that  measures the  performance  of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market  capitalizations,  at the time of purchase,  outside of the range of market  capitalizations  of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

   In selecting  investments,  the  portfolio  managers  seek to identify  those companies that have strong earnings  momentum or demonstrate other potential for growth of capital.

AIM EQUITY FUNDS -- AIM Equity Funds is organized as a Delaware  business  trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end series management investment company.

   AIM BLUE CHIP FUND  (CLASS A). AIM Blue Chip Fund (the  "Fund") is a separate series of AIM Equity Funds. A I M Advisors,  Inc., located at 11 Greenway Plaza,
Suite 100, Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVES AND STRATEGIES:  To seek long-term  growth of capital.
The Fund seeks to meet its  objectives by investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in blue chip companies. In complying with the 80% investment requirement,  the Fund may invest  primarily in marketable  equity  securities,  including  convertible securities, but its investments may include other securities,  such as synthetic
instruments.   Synthetic   instruments  are   investments   that  have  economic
characteristics  similar to the Fund's  direct  investments,  which may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a blue chip company to be large and medium sized companies  (i.e.,  companies with market  capitalizations,  at the time of purchase,  no smaller than the smallest capitalized  company  included in the Russell  1000® Index) with leading  market positions and which possess the following characteristics:

-  Market Characteristics - Companies that occupy (or in AIM's judgment have the potential  to  occupy)  leading  market  positions  that are  expected  to be maintained or enhanced over time.  Strong market  positions,  particularly in growing  industries,  can give a company  pricing  flexibility as well as the potential for strong unit sales.  These factors can, in turn,  lead to higher earnings growth and greater share price  appreciation.  Market leaders can be identified  within an  industry  as those  companies  that have (i)  superior growth  prospects  compared with other  companies in the same industry;  (ii)
   possession of proprietary  technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

-  Financial  Characteristics  -  Companies  that  possess  at least  one of the following attributes: (i) faster earnings growth than its competitors and the market in general;  (ii) higher profit margins  relative to its  competitors;
   (iii)  strong cash flow  relative to its  competitors;  and/or (iv) a balance sheet with  relatively  low debt and a high return on equity  relative to its competitors.

When the portfolio  managers  believe  securities  other than marketable  equity securities  offer the  opportunity  for long-term  growth of capital and current income,  the Fund may  invest  in  United  States  governmental  securities  and high-quality  debt  securities.  The Fund may also invest up to 25% of its total assets in foreign securities.

AIM STOCK FUNDS, INC.-- AIM Stock Funds, Inc. is registered under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of seven series, one of which is represented herein.

   AIM DYNAMICS FUND (CLASS A). AIM Dynamics  Fund  (formerly  INVESCO  Dynamics
Fund) (the "Fund") is a separate series of AIM Stock Funds, Inc. A I M Advisors,
Inc.,  located at 11 Greenway  Plaza,  Suite 100,  Houston,  Texas,  77046-1173,
serves as the investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term capital growth.  The
Fund  normally  invests  at least  65% of its net  assets  in  common  stocks of mid-sized  companies.  The Fund  considers a company to be a  mid-capitalization company if it has a market capitalization,  at the time of purchase,  within the range of the largest and smallest capitalized  companies included in the Russell
MidCap® Index.  The Russell  MidCap® Index  measures the  performance of the 800 companies with the lowest market  capitalization in the Russell 1000® Index. The
Fund also has the  flexibility to invest in other types of securities  including preferred stocks convertible securities and bonds.

   The core of the Fund's  portfolio is invested in  securities  of  established companies that are leaders in attractive growth markets with a history of strong returns.  The  remainder of the portfolio is invested in securities of companies that show accelerating growth,  driven by product cycles,  favorable industry or sector  conditions  and other factors that AIM believes will lead to rapid sales or earnings growth.

   The Fund's  strategy  relies on many  short-term  factors  including  current information about a company,  investor interest,  price movements of a company's securities and general market and monetary conditions.  Consequently, the Fund's investments are usually bought and sold relatively frequently.

   While the Fund generally invests in mid-sized  companies,  the Fund sometimes invests in the securities of smaller  companies.  The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

AIM SECTOR FUNDS -- AIM Sector Funds is registered under the Investment  Company
Act  of  1940,  as  amended,  as  an  open-end  management  investment  company, consisting of nine series, one of which is represented herein.

   AIM  TECHNOLOGY  FUND  (CLASS  A).  AIM  Technology  Fund  (formerly  INVESCO
Technology  Fund) (the "Fund") is a separate  series of AIM Sector Funds.  A I M
Advisors,  Inc.,  located  at 11  Greenway  Plaza,  Suite 100,  Houston,  Texas,
77046-1173, serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek growth of capital.  The Fund
invests   primarily  in  the  equity   securities   of   companies   engaged  in
technology-related  industries.  These include,  but are not limited to, applied technology, bio-technology, communications, computers, electronics, Internet, IT services and consulting,  software,  telecommunications  equipment and services, office and factory  automation,  networking,  robotics and video.  Many of these products  and services  are subject to rapid  obsolescence,  which may lower the market value of the securities of the companies in this sector.

   A  core  portion  of the  Fund's  portfolio  is  invested  in  market-leading technology  companies  that AIM, the Fund's  adviser,  believes will maintain or improve their market share  regardless  of overall  economic  conditions.  These companies are usually large,  established  firms that are leaders in their field and have a strategic advantage over many of their competitors.  The remainder of the Fund's  portfolio  consists  of  faster-growing,  more  volatile  technology companies that AIM believes to be emerging  leaders in their fields.  The market prices of these  companies  tend to rise and fall  more  rapidly  than  those of larger, more established companies.

   AMERICAN CENTURY® INVESTMENTS,  INC.-- American Century Investments,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

   AMERICAN CENTURY INVESTMENTS HERITAGE FUND (ADVISOR CLASS).  American Century
Investment Management, Inc., located at 4500 Main Street, Kansas City, Missouri,
64111,  serves as investment  adviser of the American Century Heritage Fund (the
"Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS:  To seek long-term capital growth.
The Fund managers look for stocks of  medium-sized  and smaller  companies  they believe will  increase in value over time,  using a growth  investment  strategy developed by American Century  Investment  Management,  Inc. This strategy looks for  companies  with  earnings and revenues  that are growing at a  successively faster or accelerating  pace. The Fund will usually purchase common stocks,  but it can purchase other types of securities as well,  such as domestic and foreign preferred  stocks,  convertible debt securities,  equity-equivalent  securities, non-leveraged  index futures contracts and options,  notes, bonds and other debt securities.  The Fund  generally  limits  its  purchase  of debt  securities  to investment-grade obligations.

   Although  most of the Fund's assets will be invested in U.S.  companies,  the
Fund may invest in securities of foreign  companies.  Foreign investing involves special risks such as political instability and currency fluctuation.

   AMERICAN CENTURY  INVESTMENTS  SELECT FUND (ADVISOR CLASS).  American Century
Investment Management, Inc., located at 4500 Main Street, Kansas City, Missouri,
64111,  serves as investment  adviser of the American  Century  Select Fund (the
"Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS:  To seek long-term capital growth.
The Fund managers look for stocks of larger companies they believe will increase in value over time,  using a growth  investment  strategy  developed by American
Century  Investment  Management,  Inc.  This strategy  looks for companies  with earnings and revenues that are growing at a successively  faster or accelerating pace. The Fund will usually  purchase  common stocks,  but it can purchase other types of  securities  as well,  such as domestic and foreign  preferred  stocks, convertible  debt securities,  equity-equivalent  securities,  notes,  bonds and other debt securities. The Fund generally limits its purchase of debt securities to investment-grade obligations.

   Although  most of the Fund's assets will be invested in U.S.  companies,  the
Fund may invest in securities of foreign  companies.  Foreign investing involves special risks such as political instability and currency fluctuation.

   AMERICAN CENTURY  INVESTMENTS  EQUITY INCOME FUND (ADVISOR  CLASS).  American
Century Investment  Management,  Inc., located at 4500 Main Street, Kansas City,
Missouri,  64111,  serves as investment  adviser of the American  Century Equity
Income Fund (the "Fund").

   INVESTMENT  OBJECTIVES  AND  MAIN  INVESTMENTS:  To seek to  provide  current income.  Capital appreciation is a secondary  objective.  The Fund managers look for stocks  with  favorable  dividend-paying  history  that have  prospects  for dividend  payments  to continue  or  increase.  The Fund,  under  normal  market circumstances,  intends  to  keep  at  least  85%  of  its  assets  invested  in income-paying  securities  and  at  least  80  of  its  assets  in  U.S.  equity securities.  The Fund may invest a portion of its assets in foreign  securities, debt  securities  of  companies,  debt  obligations  of  governments  and  their agencies, and other similar securities.

   AMERICAN  CENTURY  INVESTMENTS  INTERNATIONAL  GROWTH FUND  (ADVISOR  CLASS).
American  Century  Investment  Management,  Inc.,  located at 4500 Main  Street,
Kansas  City,  Missouri,  64111,  serves as  investment  adviser of the American
Century International Growth Fund (the "Fund").

   INVESTMENT  OBJECTIVE AND MAIN INVESTMENTS:  To seek capital growth. The Fund managers  use  a  growth  investment  strategy  developed  by  American  Century
Investment  Management,  Inc. to invest in stocks of foreign companies that they believe  will  increase  in value over time.  This  strategy  looks for  foreign companies with earnings and revenue  growth.  The Fund's assets will be invested primarily in equity  securities of companies located in at least three developed countries  (excluding  the United  States).  The Fund may also purchase  forward
currency  exchange  contracts,   notes,  bonds  and  other  debt  securities  of
companies,  and  obligations  of  domestic  or  foreign  governments  and  their agencies. Foreign investing involves special risks such as political instability and currency fluctuations.

ARIEL MUTUAL FUNDS -- Ariel  Mutual Funds are series of Ariel  Investment  Trust which is registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

   ARIEL FUND. Ariel Fund (the "Fund") is a separate Fund of Ariel Mutual Funds.
Ariel Capital  Management,  LLC, located at 200 East Randolph Drive, Suite 2900,
Chicago, Illinois, 60601, serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek long-term capital appreciation.
To pursue  this  goal,  the Fund  invests  primarily  in the  stocks of  smaller companies with market  capitalizations  generally  between $500 million and $2.5 billion  at the time of  investment.  The Fund  seeks to invest  in  undervalued
companies  that  are  widely   misunderstood,   ignored  or   underfollowed   by
institutional  investors.  These  companies  share several  attributes  that the
Fund's  investment  adviser believes should result in capital  appreciation over time:  (1) a product or service whose strong brand  franchise and loyal customer base pose formidable barriers to potential competition;  (2) capable,  dedicated management;  (3) a solid  balance  sheet with high levels of cash flow and a low burden of debt;  (4) a long history of consistent  earnings  growth.  The Fund's adviser holds investments for a relatively long period of time--typically  three to five years.

CALAMOS  INVESTMENT  TRUST -- Calamos  Investment  Trust is registered under the
Investment Company Act of 1940, as amended, as an open-ended, diversified series investment company.

   CALAMOS  GROWTH FUND (CLASS A).  Calamos Growth Fund (the "Fund") is a series of  Calamos  Investment  Trust.  Calamos®  Advisors  LLC.,  located  at  1111 E.
Warrenville Road, Naperville, Illinois, 60563-1463, serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: The primary objective of the Growth Fund is long-term  capital  growth.  In pursuing its investment  objective,  the Fund seeks out securities that, in the investment  adviser's opinion,  offer the best opportunities for growth.

   The Fund's  portfolio may include  securities of  well-established  companies with  large  market  capitalizations  as well as  small,  unseasoned  companies.
Although  the  Fund   anticipates  that  it  will  invest  primarily  in  equity securities,  it may  invest in  convertible  securities,  preferred  stocks  and obligations  such as bonds,  debentures and notes that, in its opinion,  present opportunities for capital appreciation.

   The Fund may engage in active and frequent trading of portfolio securities.

   CALAMOS GROWTH AND INCOME FUND (CLASS A). Calamos Growth and Income Fund (the
"Fund") is a series of Calamos Investment Trust. Calamos® Advisors LLC., located at 1111 E. Warrenville Road,  Naperville,  Illinois,  60563-1463,  serves as the
Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  The primary objective of the Growth and
Income Fund is high long-term  total return  through growth and current  income.
The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities. In pursuing its investment objective, the Fund attempts to utilize these  different  types of securities  to strike,  in the  investment adviser's opinion,  the appropriate  balance between risk and reward in terms of growth and income.

   The Fund attempts to keep a consistent  balance  between risk and reward over the course of different market cycles,  through various  combinations of stocks, bonds and/or  convertible  securities,  to achieve what the  investment  adviser believes to be an appropriate  blend for the then-current  market. As the market environment changes,  portfolio securities may change in an attempt to achieve a relatively  consistent  risk level over time.  At some points in a market cycle, one type of security may make up a substantial  portion of the portfolio,  while at other  times  certain  securities  may  have  minimal  or no  representation, depending on market conditions.  The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from five to ten years.  Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

DREYFUS  APPRECIATION FUND, INC.-- Dreyfus  Appreciation Fund, Inc. (the "Fund")
is  registered  under the  Investment  Company  Act of 1940,  as  amended,  as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To  seek  long-term  capital  growth consistent  with the  preservation  of capital.  Its  secondary  goal is current income.  To pursue these goals,  the Fund generally  invests at least 80% of its net assets in the common stock of U.S. and foreign  companies.  The Fund focuses on "blue-chip" companies with total market values of more than $5 billion at the time of purchase, including multinational companies. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an
expanding   global   presence  and  the   potential   to  achieve   predictable,
above-average earnings growth.

   In choosing  stocks,  the Fund looks for growth  companies.  The Fund is also alert to companies which it considers  undervalued in terms of earnings,  assets or growth prospects.  The Fund generally maintains relatively large positions in the securities it purchases.

   The Fund  employs a  "buy-and-hold"  investment  strategy,  and seeks to keep annual portfolio turnover below 15%. As a result, the Fund invests for long-term growth rather than short-term profits.

DREYFUS GROWTH AND VALUE FUNDS,  INC.-- Dreyfus Growth and Value Funds,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company, consisting of nine series.

   DREYFUS PREMIER  STRATEGIC  VALUE FUND (CLASS A). Dreyfus  Premier  Strategic
Value Fund (the "Fund") is a separate  series of Dreyfus Growth and Value Funds,
Inc. The Dreyfus  Corporation,  located at 200 Park Avenue,  New York, New York,
10166, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation.  To pursue this goal,  the Fund  invests  at least 80% of its assets in stocks.  The Fund's stock  investments may include common stocks,  preferred  stocks and convertible securities,  including those purchased in initial public offerings. The Fund may invest up to 30% of its  assets in foreign  securities.  The  portfolio  manager identifies potential investments through extensive  quantitative and fundamental research.  The Fund will focus on  individual  stock  selection  (a  "bottom-up"
approach), emphasizing three key factors:

-  value,  or how a stock is valued  relative  to its  intrinsic  worth based on traditional value measures

-  business  health,  or overall  efficiency  and  profitability  as measured by return on assets and return on equity

-  business  momentum,  or the  presence  of a  catalyst  (such  as a  corporate restructuring,  change in management  or spin-off)  that will trigger a price increase near term to midterm

   The Fund  typically  sells a stock when the manager  believes there is a more attractive  alternative,  the  stock's  valuation  is  excessive  or  there  are deteriorating fundamentals such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure.

   At  times,  the  Fund  may  engage  in  short-selling,   hedging  techniques,
overweighting industry and security positions, and investing in small companies, high-yield debt securities and private placements.

   DREYFUS  MIDCAP  VALUE  FUND.  Dreyfus  Midcap  Value Fund (the  "Fund") is a
separate series of Dreyfus Growth and Value Funds, Inc. The Dreyfus Corporation,
located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek to surpass the performance of the Russell  Midcap Value Index.  To pursue this goal, the Fund invests at least
80% of its assets in stocks with market  capitalizations  between $1 billion and
$25 billion at the time of  purchase.  Because  the Fund may  continue to hold a security whose market  capitalization grows, a substantial portion of the Fund's holdings can have market  capitalizations  in excess of $25 billion at any given time. The Fund's stock  investments may include common stocks,  preferred stocks and  convertible  securities of both U.S. and foreign  issuers,  including those purchased in initial public offerings.

   The  Fund's  portfolio  manager  identifies  potential   investments  through
extensive  quantitative  and  fundamental  research.  The  Fund  will  focus  on individual  stock  selection (a  "bottom-up"  approach),  emphasizing  three key factors:

-  value,  or how a stock is valued  relative  to its  intrinsic  worth based on traditional value measures

-  business  health,  or overall  efficiency  and  profitability  as measured by return on assets and return on equity

-  business  momentum,  or the  presence  of a  catalyst  (such  as a  corporate restructuring,  change in management  or spin-off)  that will trigger a price increase near term to midterm

   The Fund  typically  sells a stock  when it is no longer  considered  a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows deteriorating  fundamentals or declining momentum,  or falls short of the portfolio manager's expectations.

   GENERAL MONEY MARKET FUND (CLASS B)*.  General Money Market Fund (the "Fund")
is  registered  under the  Investment  Company  Act of 1940,  as  amended,  as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek as high a level  of  current income as is consistent with the  preservation of capital.  To pursue this goal, the Fund invests in a  diversified  portfolio of high quality,  short-term  debt securities, including the following:

-  securities  issued or  guaranteed  by the U.S.  government or its agencies or instrumentalities

-  certificates  of  deposit,  time  deposits,  bankers'  acceptances  and other
   short-term   securities   issued  by  domestic  or  foreign  banks  or  their
   subsidiaries or branches

-  repurchase agreements

-  asset-backed securities

-  domestic  and   dollar-denominated   foreign   commercial  paper,  and  other
   short-term corporate  obligations,  including those with floating or variable rates of interest

-  dollar-denominated  obligations  issued or  guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

   Normally,  the Fund  invests  at least 25% of its net assets in  domestic  or dollar-denominated  foreign bank obligations. * An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government  agency.  Although  the Fund  seeks  to  preserve  the  value of your investment at $1.00 per share, it is possible to lose money by investing in this
Fund.

FIDELITY  ADVISOR  SERIES -- Fidelity  Advisor  Series is  registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.

   FIDELITY® ADVISOR VALUE STRATEGIES FUND (CLASS T). The Fidelity Advisor Value
Strategies  Fund (the "Fund') is a separate  series of Fidelity  Advisor Series.
Fidelity Management & Research Company, located at 82 Devonshire Street, Boston,
Massachusetts, 02109, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE: To seek capital appreciation.

   INVESTMENT  STRATEGIES:  The Fund  normally  invests its assets  primarily in common  stocks.  The Fund  invests in  securities  of  companies  that  Fidelity
Management & Research  Company  believes are  undervalued in the  marketplace in relation to factors  such as the assets,  earnings,  or growth  potential.  (The stocks of these companies are often called "value"  stocks.) The Fund focuses on investments in securities  issued by medium-sized  companies,  but may also make substantial investments in securities issued by larger or smaller companies. The
Fund may  invest  in  domestic  and  foreign  issuers.  In  buying  and  selling securities  for the Fund,  Fidelity  Management  &  Research  Company  relies on fundamental  analysis of each issuer and its  potential  for success in light of its current financial  condition,  its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

   FIDELITY®  ADVISOR  DIVIDEND GROWTH FUND (CLASS T). Fidelity Advisor Dividend
Growth  Fund (the  "Fund")  is a separate  series of  Fidelity  Advisor  Series.
Fidelity Management & Research Company, located at 82 Devonshire Street, Boston,
Massachusetts, 02109, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE: To seek capital appreciation.

   INVESTMENT STRATEGIES:  The Fund normally invests primarily in common stocks.
The Fund  normally  invests at least 80% of its total assets in  companies  that
Fidelity  Management & Research Company believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently  paid. The Fund may invest in domestic and foreign  issuers.  Fidelity
Management  &  Research  Company  uses  fundamental  analysis  of each  issuer's financial  condition and industry position and market and economic conditions to select investments for the Fund.

   FIDELITY®  ADVISOR MID CAP FUND (CLASS T). Fidelity Advisor Mid Cap Fund (the
"Fund") is a separate series of Fidelity Advisor Series.  Fidelity  Management &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital.

   INVESTMENT STRATEGIES: The Investment Manager, Fidelity Management & Research
Company,  normally invests at least 80% of the Fund's total assets in securities of companies with medium market capitalization.  The Investment Manager may also
invest  the  Fund's   assets  in  companies   with  smaller  or  larger   market
capitalizations.

   The Investment  Manager may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

   The Investment Manager is not constrained by any particular investment style.
At any given time,  the  Investment  Manager may tend to buy "growth"  stocks or
"value" stocks, or a combination of both types. In buying and selling securities for the Fund,  the Investment  Manager  relies on  fundamental  analysis of each issuer  and  its  potential  for  success  in  light  of its  current  financial condition,  its industry position,  and economic and market conditions.  Factors considered include growth potential, earnings estimates, and management.

   The Investment  Manager may also lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

   The Investment Manager may use various techniques, such as buying and selling futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing security prices or other factors that affect security values.  If the Investment
Manager's  strategies  do not work as  intended,  the Fund may not  achieve  its objective.

   FIDELITY® ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND (CLASS T). Fidelity
Advisor  International  Capital  Appreciation  Fund  (the  "Fund")  is a fund of
Fidelity  Advisor  Series.  Fidelity  Advisor  Series  is  registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company  organized as a  Massachusetts  business  trust.  Fidelity  Management &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital.

   INVESTMENT STRATEGIES: The Investment Manager, Fidelity Management & Research
Company, normally invests primarily in non-U.S. securities, including securities of issuers located in emerging markets.  The Investment Manager normally invests the fund's assets primarily in common stocks.

   The Investment  Manager may also lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

   The Investment Manager may use various techniques, such as buying and selling futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing security prices or other factors that affect security values.  If the Investment
Manager's  strategies  do not work as  intended,  the Fund may not  achieve  its objective. THIS FUND WAS CLOSED TO NEW INVESTORS AS OF DECEMBER 29, 2004.

NEUBERGER  BERMAN INCOME FUNDS -- Lehman  Brothers Core Bond Fund is a series of
Neuberger Income Funds,  which is registered under the Investment Company Act of
1940, as amended, as an open-end management investment company.

   LEHMAN  BROTHERS CORE BOND FUND (INVESTOR  CLASS).  Lehman Brothers Core Bond
Fund ("the Fund") is a series of Neuberger Berman Income Funds. Neuberger Berman
Management Inc., located at 605 Third Avenue,  New York, New York 10158,  serves as investment  adviser of the Fund and Lehman  Brothers  Asset  Management  LLC,
located at 200 South Wacker Drive, Suite 2100,  Chicago,  Illinois 60606, serves as investment sub-adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To maximize  total return  through a combination of income and capital  appreciation.  To pursue its  objective,  the
Fund may invest in U.S.  Treasury  bonds,  bonds  guaranteed by an agency of the
Federal  government,  corporate bonds,  commercial paper, and mortgage and other asset-backed  bonds. At the time of investment,  all of these securities must be at least investment grade. Under normal market  conditions,  the Fund invests at least  80%  of its  net  assets  plus  any  borrowing  for  investment  purposes
(calculated at the time of investment) in high quality  fixed-income  securities for  which  a  ready  market  exists.  If  the  securities  are  private  sector issues--corporate  bonds,  commercial  paper or bonds  secured by assets such as home  mortgages--generally  they must have earned an "A" rating or better from a nationally recognized statistical rating organization, such as Moody's Investors
Service, Standard & Poor's or Fitch. The Fund also considers all bonds issued by the U.S.  government  and its  agencies to be high  quality,  although in highly unusual circumstances such bonds may present credit risk.

PIMCO FUNDS -- PIMCO Funds is  registered  under the  Investment  Company Act of
1940, as amended, as an open-end management investment company.

   PIMCO  HIGH YIELD FUND  (CLASS  A).  PIMCO High Yield Fund (the  "Fund") is a
separate series of the PIMCO Funds.  Pacific Investment  Management Company LLC,
located at 840 Newport  Center  Drive,  Suite 100,  Newport  Beach,  California,
92660, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek maximum total return, consistent with preservation of capital and prudent investment  management.  To pursue this goal, the Fund invests under normal  circumstances at least 80% of its assets in a  diversified  portfolio of high yield  securities  ("junk  bonds") rated below investment  grade but rated at least Caa by Moody's or CCC by Standard & Poor's, or, if unrated,  determined by the Fund's  adviser to be of comparable  quality.
The  remainder of the Fund's  assets may be invested in  investment  grade Fixed
Income Instruments.  The average portfolio duration of this Fund normally varies within a two- to  six-year  timeframe  based on PIMCO's  forecast  for  interest rates. The Fund may invest up to 20% of its assets in securities  denominated in foreign  currencies  and may  invest  without  limit in U.S.  dollar-denominated securities.  The Fund will  normally  hedge at least 75% of its  exposure to the euro to reduce the risk of loss due to fluctuations in currency  exchange rates.
The Fund  may  invest  all of its  assets  in  derivative  instruments,  such as options,  futures  contracts or swap  agreements or in mortgage- or asset-backed securities. The Fund may, without limitation,  seek to obtain market exposure to the  securities  in which it  primarily  invests  by  entering  into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

SECURITY INCOME FUND -- Security Income Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of three series, two of which are represented herein.

   SECURITY CAPITAL  PRESERVATION FUND (CLASS A). Security Capital  Preservation
Fund (the "Fund") is a separate series of Security Income Fund. The Fund invests all of its  assets  in a master  portfolio  (the  "Portfolio").  Deutsche  Asset
Management,  Inc.,  280 Park  Avenue,  New  York,  New  York  10017,  serves  as investment adviser of the Portfolio.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To provide high current  income while also  seeking to maintain a degree of stability of  shareholder's  capital.  The
Fund,  through  the  Portfolio,  seeks to achieve its goal by  investing,  under normal market  conditions,  at least 65% of its net assets,  plus any borrowings for  investment  purposes,  in fixed  income  securities  rated,  at the time of purchase,  within the top four long-term rating categories  (i.e.,  BBB-/Baa3 or above) by a nationally recognized statistical rating organization ("NRSRO") (or, if unrated,  determined by DeAM, Inc. to be of similar  quality).  The Fund will invest in  securities  of varying  maturities  and seek to  maintain  an average portfolio duration of 1 to 4.5 years.

   SECURITY  DIVERSIFIED INCOME FUND (CLASS A). Security Diversified Income Fund
(the "Fund") is a separate series of Security Income Fund.  Security  Management
Company,  LLC, One Security Benefit Place, Topeka,  Kansas, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek a high level of interest income with security of principal. The Fund pursues its objective,  under normal market conditions,  by investing  primarily in a  diversified  portfolio of  investment grade debt securities.  The Fund expects to maintain a weighted average duration of three to ten  years.  The debt  securities  in which  the Fund  invests  will primarily  be  domestic  securities,  but may also  include  dollar  denominated foreign  securities.  Some of the asset  classes in which the Fund  invests  may include  investment grade corporate debt securities,  high yield debt securities
(also  known as "junk  bonds"),  investment  grade  mortgage-backed  securities, investment grade asset-backed securities, and U.S. Government securities.

   The Fund may also  invest a portion  of its  assets in  options  and  futures contracts.

   SECURITY INCOME  OPPORTUNITY FUND (CLASS A). Security Income Opportunity Fund
(the "Fund") is a separate series of Security Income Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the investment  adviser of the Fund.  Security  Management  Company has engaged Four
Corners Capital Management,  LLC ("Four Corners"),  515 S. Flower Street,  Suite
4310, Los Angeles,  California 90071, to provide investment advisory services to the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek a high level of current income.
The Fund pursues its  objective by  investing,  under normal  circumstances,  at least 80% of its net assets  (including any borrowings for investment  purposes)
in senior secured  floating rate corporate loans ("Senior  Loans") and corporate debt  securities.  The Senior Loans and corporate  debt  securities in which the
Fund  invests  generally  are  rated in medium or lower  rating  categories,  or determined  by Four Corners to be of comparable  quality.  Such  securities  are commonly  referred  to as  "high  yield"  or  "junk  bonds"  and are  considered speculative  with  respect to the  issuer's  capacity to pay  interest and repay principal.  The Fund may invest up to 10% of its net assets in  companies  whose financial  condition  is  troubled  or  uncertain  and that may be  involved  in bankruptcy proceedings,  reorganizations or financial  restructurings.  The Fund may  also  invest a  portion  of its  assets  in other  types of  securities  or instruments.

SECURITY EQUITY FUND -- Security Equity Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of nine series, six of which are represented herein.

   SECURITY  GLOBAL SERIES (CLASS A).  Security  Global Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as the Fund's investment
Adviser.  Security  Management Company has engaged  OppenheimerFunds,  Inc., 498
Seventh  Avenue,  New York,  New York  10018,  to  provide  investment  advisory services to the Fund.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek  long-term  growth of capital primarily through investment in securities of companies in foreign countries and the United  States.  The Fund pursues its objective by  investing,  under normal market conditions, in a diversified portfolio of securities with at least 65% of its total  assets in at least  three  countries,  one of which may be the United
States.  The Fund  primarily  invests in foreign and domestic  common  stocks or convertible stocks of growth-oriented  companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments.  The Fund may actively trade its investments without regard to the  length of time they have been owned by the Fund.  Investments  in debt securities may be made when market conditions are uncertain.  The Fund also may invest a portion of its assets in  options,  futures  contracts  and foreign currencies, which may be used to hedge the Fund's portfolio, to increase returns or to  maintain  exposure  to the equity  markets.  The Fund may also  invest in emerging market countries.

   SECURITY  EQUITY SERIES (CLASS A).  Security  Equity Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund pursues its objective by  investing,  under normal  market  conditions,  at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a widely-diversified  portfolio of equity  securities,  which may include American
Depositary  Receipts  ("ADRs") and  convertible  securities.  The Fund typically invests in equity securities of companies whose total market value is $5 billion or greater at the time of purchase.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY LARGE CAP GROWTH SERIES (CLASS A).  Security Large Cap Growth Series
(the "Fund") is separate  series of Security  Equity Fund.  Security  Management
Company,  LLC, One Security  Benefit  Place,  Topeka,  Kansas  66636,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund pursues its objective by  investing,  under normal  market  conditions,  at least 80% of its net assets (plus borrowings for investment  purposes) in common stock and other equity securities of large capitalization companies that, in the opinion of Security Management Company, have long-term capital growth potential.
The Fund  defines  large  capitalization  companies  as those whose total market value is at least $5 billion at the time of purchase. The Fund invests primarily in a portfolio of common  stocks,  which may include  ADRs and other  securities with common stock  characteristics,  such as securities  convertible into common stocks.  The Fund is non-diversified as defined in the Investment Company Act of
1940,  which  means that it may hold a larger  position  in a smaller  number of
securities  than  a  diversified   fund.  The  Fund  may  also  concentrate  its
investments  in a  particular  industry  that  represents  20%  or  more  of its benchmark index, the Russell 1000 Growth Index.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY MID CAP VALUE SERIES  (CLASS A).  Security Mid Cap Value Series (the
"Fund") is separate series of Security Equity Fund. Security Management Company,
LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund pursues its objective by  investing,  under normal  market  conditions,  at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a diversified  portfolio of equity  securities  that, when purchased,  have market capitalizations that are similar to those of companies in the Russell 2500 Value
Index.   The  index   currently   consists  of  securities  of  companies   with
capitalizations that range from $66 million to $9.625 billion. The Fund may also invest in ADRs.  The Fund  typically  invests in equity  securities  that appear undervalued relative to assets, earnings, growth potential or cash flows. Due to the  nature  of the value  companies,  the  securities  included  in the  Fund's portfolio  typically  consist of small- to medium-sized  companies.  The Fund is
subject  to  the  risks  associated  with  investing  in  small   capitalization
companies.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY SMALL CAP GROWTH SERIES (CLASS A).  Security Small Cap Growth Series
(the "Fund") is a separate series of Security Equity Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment adviser. Security Management Company has engaged RS Investment
Management, L.P. ("RS Investment"), 388 Market Street, San Francisco, California
94111, to provide investment advisory services to the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund  pursues  its  investment  objective  by  investing,  under  normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes) in equity securities of companies with market  capitalizations of $1.5 billion or less at the time of investment that, in the opinion of RS Investment, have the  potential  for  long-term  capital  growth.  The Fund may  invest  the remainder of its assets in  securities  of  companies of any size.  The Fund may also engage in short  sales of  securities  it expects to decline in price.  The
Fund  will   likely   invest  a  portion  of  its  assets  in   technology   and
Internet-related companies.

   In selecting investments for the Fund, RS Investment looks for companies with sustainable  revenue and  earnings  growth,  companies  that have a  sustainable
competitive   advantage,   superior   financial   characteristics,   and  strong
management;  and companies that are under-followed by Wall Street analysts.  The
Fund may sell a stock  when RS  Investment  believes  that a  company  no longer provides  these  advantages  or that the stock's  price fully  reflects  what RS
Investment believes to be the company's value.

   SECURITY  SOCIAL  AWARENESS  SERIES (CLASS A). Social  Awareness  Series (the
"Fund")  is a separate  series of  Security  Equity  Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment Adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek capital appreciation.  The Fund pursues its  objective  by  investing,  under  normal  market  conditions,  in a
well-diversified   portfolio  of  equity  securities  that  Security  Management
Company,  LLC believes  have  above-average  earnings  potential  and which meet certain established social criteria.  The Fund also may invest in companies that are included in the Domini 400 Social Index(SM),  which companies will be deemed to comply with the Fund's social  criteria.  The Fund  typically  invests in the common stock of  companies  whose total market value is $5 billion or greater at the time of purchase.

SECURITY  LARGE CAP VALUE FUND (CLASS A) -- Security Large Cap Value Fund (Class
A) (the  "Fund") is  registered  under the  Investment  Company Act of 1940,  as amended,  as an open-end  management  investment  company.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment  adviser.  Security Management Company has engaged The Dreyfus
Corporation,  200 Park Avenue,  New York, New York 10166, to provide  investment advisory  services  to the Fund.  The  sub-advisory  agreement  with The Dreyfus
Corporation  has been  terminated  effective  on or about June 30,  2005.  After termination  of the  agreement,  Security  Management  Company,  LLC will assume responsibility for the daily investment management of the Fund's assets.

   INVESTMENT  OBJECTIVES AND STRATEGIES:  To seek long-term  growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least  80% of its net  assets  (plus  borrowings  for  investment  purposes)  in large-capitalization  value  companies  (those  whose total  market  value is $5 billion or greater at the time of purchase).  The Fund's stock  investments  may include common stocks,  preferred stocks and convertible securities of both U.S.
and U.S.  dollar-denominated  foreign issuers.  The Fund may invest a portion of its assets in options and futures contracts.

   EFFECTIVE  ON OR ABOUT JULY 1, 2005,  WHEN THE  SECURITY  MANAGEMENT  COMPANY
ASSUMES RESPONSIBILITY FOR THE DAILY INVESTMENT MANAGEMENT OF THE FUND'S ASSETS,
THE FOLLOWING DESCRIPTION OF THE FUND'S INVESTMENT MANAGEMENT WILL BE EFFECTIVE:

   INVESTMENT  OBJECTIVE:  To seek long-term growth of capital. The Fund pursues its objective by investing,  under normal market conditions, at least 80% of its net  assets  (including  any  borrowings  for  investment  purposes)  in  equity securities  issued by  large-capitalization  companies (those whose total market value is $10 billion or greater at the time of purchase). The Fund's investments
may  include  common  stocks,   preferred  stocks,   futures  and  options,  and
convertible  securities  of both  U.S.  and  U.S.  dollar-  denominated  foreign issuers.  In choosing  securities,  the Investment  Manager primarily invests in companies that appear to be  undervalued  relative to assets,  earnings,  growth potential or cash flows.

SECURITY MID CAP GROWTH FUND (CLASS A) -- Security Mid Cap Growth Fund (Class A)
(formerly  Security Ultra Fund) (the "Fund") is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company.
Security Management  Company,  LLC, One Security Benefit Place,  Topeka,  Kansas
66636, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek capital appreciation.  The Fund pursues its objective by investing, under normal market conditions, at least 80%
of its net assets (plus  borrowings  for  investment  purposes) in a diversified portfolio of equity securities that, when purchased, have market capitalizations that are similar to those of  companies in the Russell  2500 Growth  Index.  The index currently  consists of securities of companies with  capitalizations  that range from $59 million to $7.316 billion.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

VAN KAMPEN  EQUITY AND INCOME FUND (CLASS A) -- Van Kampen Asset  Management,  1
Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Van Kampen Equity and Income Fund (the "Fund").

   INVESTMENT  OBJECTIVES AND  INVESTMENTS:  To seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary  objective.  The Fund seeks to achieve its  investment  objectives  by investing  primarily in  income-producing  equity instruments  (including common stocks,  preferred  stocks and  convertible  securities)  and  investment  grade quality debt securities. The Fund emphasizes a value style of investing, seeking
well-established,   undervalued  companies  that  Van  Kampen  Asset  Management believes  offer the  potential for income with safety of principal and long-term growth  of  capital.  The Fund  may  invest  up to 25% of its  total  assets  in securities  of foreign  issuers and may  purchase  and sell  certain  derivative
instruments,   such  as  options,  futures  contracts  and  options  on  futures contracts.

VAN KAMPEN  COMSTOCK FUND (CLASS A) -- Van Kampen Asset  Management,  1 Parkview
Plaza, Oakbrook Terrace, Illinois 60181, serves as investment adviser of the Van
Kampen Comstock Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND  INVESTMENTS:  To seek  capital  growth and income through  investments in equity  securities,  including common stocks,  preferred stocks and securities  convertible  into common and preferred  stocks.  The Fund seeks to achieve its  investment  objective  under normal  market  conditions by investing in a portfolio of equity securities,  consisting principally of common
stocks.   The   Fund   emphasizes   a  value   style   of   investing,   seeking
well-established,  undervalued companies believed by Van Kampen Asset Management to possess the potential for capital  growth and income.  The Fund may invest up to 25% of its total assets in securities of foreign issuers and may purchase and sell certain  derivative  instruments,  such as options,  futures  contracts and options on futures contracts.

VAN KAMPEN AGGRESSIVE  GROWTH FUND (CLASS A) -- Van Kampen Asset  Management,  1
Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Van Kampen Aggressive Growth Fund (the "Fund").

   INVESTMENT OBJECTIVE AND INVESTMENTS:  To seek capital growth. The Fund seeks to achieve  its  investment  objective  under  normal  conditions  by  investing primarily in common  stocks and other equity  securities  of companies  that Van
Kampen Asset  Management  believes have an  above-average  potential for capital
growth.   The  Fund  focuses  primarily  on  equity  securities  of  small-  and medium-sized  companies,  although the Fund may invest in larger-sized companies that Van Kampen Asset Management  believes have an  above-average  potential for capital growth.  The Fund may invest up to 25% of its total assets in securities of foreign  issuers and may purchase and sell  certain  derivative  instruments, such as options, futures contracts and options on futures contracts.

WELLS FARGO  ADVANTAGE  GROWTH AND INCOME FUND  (ADVISOR  CLASS) -- Matrix Asset
Advisors, Inc., 747 Third Avenue, New York, New York 10017, serves as investment adviser of the Wells Fargo Advantage Growth and Income Fund (the "Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS:  To seek total return comprised of long-term capital  appreciation and current income. The Fund invests principally in  large-capitalization  companies,  which are  defined  as those with a market capitalization  of $3  billion  or more.  The Fund  selects  companies  that its manager believes are financially  strong and meet specific  valuation  criteria.
The  manager  evaluates a  company's  financial  position as measured by balance sheet data, and a company's  stocks market valuation in comparison to investment value, as measured by historic and current earnings, dividends, return on equity and book value.

WELLS FARGO ADVANTAGE  GROWTH FUND (ADVISOR  CLASS) -- Wells Capital  Management
Incorporated,  525 Market Street,  10th Floor, San Francisco,  California 94105,
serves as  investment  adviser of the Wells  Fargo  Advantage  Growth  Fund (the
"Fund").

   INVESTMENT  OBJECTIVE  AND  MAIN  INVESTMENTS:   To  seek  long-term  capital
appreciation by investing principally in equity securities of companies that the manager  believes have superior  prospects for dynamic growth of revenues and/or earnings  relative to earnings,  cash flow, or asset value.  The Fund focuses on companies that dominate  their market,  are  establishing  a new market,  or are undergoing  dynamic  change.  The portfolio can include  stocks of any size. The
Fund may invest in any sector, and at times may emphasize one or more particular sectors.

WELLS  FARGO  ADVANTAGE  SMALL  CAP  VALUE  FUND  (CLASS  A)  --  Wells  Capital
Management,  525 Market Street,  10th Floor, San Francisco,  California,  94105,
serves as investment  adviser of the Wells Fargo  Advantage Small Cap Value Fund
(the "Fund").

   INVESTMENT  OBJECTIVE  AND  MAIN  INVESTMENTS:   To  seek  long-term  capital
appreciation by investing principally in small-capitalization companies that its manager believes are undervalued relative to the market based on earnings,  cash flow, or asset value. The Fund defines "small-capitalization companies" as those with market  capitalizations  at the time of purchase equal to or lower than the company with the largest market  capitalization in the Russell 2500™ Index which was $9.5 billion,  as of December 31, 2004 and is expected to change frequently.
The manager specifically looks for companies whose stock prices may benefit from a positive  dynamic of change,  such as a new management  team, a new product or service,  a corporate  restructuring,  an improved business plan, or a change in the political,  economic or social environment.  As a hedging strategy, the Fund may write put and call options and may invest in any sector.

WELLS  FARGO  ADVANTAGE  OPPORTUNITY  FUND  (ADVISOR  CLASS)  --  Wells  Capital
Management   Incorporated,   525  Market  Street,  10th  Floor,  San  Francisco,
California  94105,  serves as  investment  adviser of the Wells Fargo  Advantage
Opportunity Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND  MAIN  INVESTMENTS:   To  seek  long-term  capital
appreciation  by  investing  in  equity   securities  of   medium-capitalization
companies that its manager believes are under-priced, yet have attractive growth prospects.  The manager bases the analysis on a comparison between the company's public value, based on market quotations,  with its "private-market  value"--the price an  investor  would be  willing to pay for the  entire  company  given its
management  strength,   financial  health  and  growth  potential.  The  manager
determines a company's private-market value based on a fundamental analysis of a company's cash flows,  asset valuations,  competitive  situation,  and franchise value.

                                                                      [SDI LOGO]

Prospectus                                                     May 1, 2005
                                                               As supplemented
                                                               December 1, 2005

--------------------------------------------------------------------------------
AEA VALUEBUILDER VARIABLE ANNUITY
--------------------------------------------------------------------------------

                                                               -----------------
                                                               Important Privacy
                                                                Notice Included

                                                                See Back Cover
                                                               -----------------

                        AEA VALUEBUILDER VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

               ISSUED BY:                           MAILING ADDRESS:
       SECURITY BENEFIT LIFE                    SECURITY BENEFIT LIFE
         INSURANCE COMPANY                        INSURANCE COMPANY
       ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
       TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
       1-800-888-2461
--------------------------------------------------------------------------------

   This  Prospectus  describes a flexible  purchase  payment  deferred  variable annuity  contract (the  "Contract")  offered by Security  Benefit Life Insurance
Company (the "Company"). The Contract is available for individuals in connection with a  retirement  plan  qualified  under  Section  403(b),  408 or 408A of the
Internal  Revenue  Code.  The  Contract is designed to give you  flexibility  in planning for retirement and other financial goals.

   You may allocate your Purchase  Payments and Contract Value to one or more of the  Subaccounts  that  comprise a separate  account of the  Company  called the
Variable Annuity Account XIV or to the Fixed Account. Each Subaccount invests in a corresponding  mutual fund (the "Underlying Fund"). The Subaccounts  currently available under the Contract are:

-  AIM Basic Value
-  AIM Mid Cap Core Equity
-  AIM Small Cap Growth
-  AIM Blue Chip
-  AIM Dynamics (formerly INVESCO Dynamics)
-  AIM Technology (formerly INVESCO Technology)
-  American Century® Heritage
-  American Century® Select
-  American Century® Equity Income
-  American Century® International Growth
-  Ariel Fund
-  Calamos Growth
-  Calamos Growth and Income
-  Dreyfus Appreciation
-  Dreyfus Premier Strategic Value
-  Dreyfus Midcap Value
-  Dreyfus General Money Market
-  Fidelity Advisor Value Strategies
-  Fidelity Advisor Dividend Growth
-  Fidelity Advisor Mid Cap(1)
-  Lehman Brothers Core Bond(2)
-  PIMCO High Yield
-  Security Capital Preservation
-  Security Diversified Income
-  Security Income Opportunity
-  Security Global
-  Security Equity
-  Security Large Cap Growth
-  Security Mid Cap Value
-  Security Small Cap Growth
-  Security Social Awareness
-  Security Large Cap Value
-  Security Mid Cap Growth
-  Van Kampen Equity and Income
-  Van Kampen Comstock
-  Van Kampen Aggressive Growth
-  Wells Fargo Advantage Growth and Income (formerly Strong Growth and Income)
-  Wells Fargo Advantage Growth (formerly Strong Growth 20)
-  Wells Fargo Advantage Small Cap Value (formerly Strong Advisor Small Cap
     Value)
-  Wells Fargo Advantage Opportunity (formerly Strong Opportunity)

(1)  The Fidelity  Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate  purchase payments and transfer Contract
     Value to the Fidelity  Advisor Mid Cap  Subaccount.  If you purchased  your
     Contract  after July 30, 2004,  you may not allocate  purchase  payments or transfer your Contract Value to the Fidelity Advisor Mid Cap Subaccount.

(2)  Formerly  the  Ariel  Premier  Bond  Subaccount.  Ariel  Premier  Bond Fund
     converted to the Lehman Brothers Core Bond Fund, effective June 10, 2005.

(3)  The Fidelity Advisor  International  Capital Appreciation  Subaccount is no
     longer available under the Contract,  and Owners may NOT allocate  Purchase
     Payments or transfer  Contract Value to the Fidelity Advisor  International
     Capital Appreciation Subaccount after December 31, 2004.

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment  performance of the  Subaccounts.  To the extent that you allocate
Contract Value to the Subaccounts,  the Company does not guarantee any amount of
Contract Value.

   Amounts  that you allocate to the Fixed  Account earn  interest at rates that are paid by the Company as  described  in "The Fixed  Account."  Contract  Value allocated to the Fixed Account is guaranteed by the Company.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2005, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge. You may obtain a Statement of Additional  Information or a prospectus for any of the Underlying  Funds by writing Security Benefit at One
Security Benefit Place, Topeka, Kansas 66636 or by calling  1-800-888-2461.  The table of contents of the  Statement of  Additional  Information  is set forth on page 51 of this Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION  TO THE  CONTRARY  IS A CRIMINAL  OFFENSE.  YOU SHOULD  READ THIS
PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

   EXPENSES FOR THIS CONTRACT,  IF PURCHASED WITH AN EXTRA CREDIT RIDER,  MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE: MAY 1, 2005, AS SUPPLEMENTED DECEMBER 1, 2005
--------------------------------------------------------------------------------

   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

   Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ADMINISTRATIVE  OFFICE  --  The  Annuity  Administration  Department  of  the
Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

   ANNUITANT -- The person that you designate on whose life annuity payments may be  determined.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both
Annuitants unless otherwise stated.

   ANNUITY -- A series of  periodic  income  payments  made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY START DATE -- The date when annuity  payments begin as elected by the
Owner.

   ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are  automatically  paid from your bank account on a specified day of each month or a salary reduction agreement.

   CONTRACT  DATE -- The date the  Contract  begins  as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

   CONTRACT DEBT -- The unpaid loan balance including loan interest.

   CONTRACT  VALUE -- The total value of your Contract  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   CREDIT  ENHANCEMENT  -- An amount  added to  Contract  Value  under the Extra
Credit Rider.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who, if a natural  person,  is alive on the date of death of the
Owner or the Joint Owner: the Owner;  the Joint Owner; the Primary  Beneficiary;
the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the
Owner's Estate.

   FIXED ACCOUNT -- An account that is part of the Company's  General Account to which you may  allocate all or a portion of your  Contract  Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

   GENERAL  ACCOUNT -- All assets of the Company  other than those  allocated to the Separate Account or to any other separate account of the Company.

   OWNER -- The person  entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

   PARTICIPANT -- A Participant under a Qualified Plan.

   PURCHASE  PAYMENT -- An amount paid to the Company as  consideration  for the
Contract.

   SEPARATE  ACCOUNT -- The Variable  Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

   SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

   UNDERLYING  FUND -- A  mutual  fund  or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected  premium  taxes.  If the Extra Credit  Rider is in effect,  Contract
Value will also be reduced by any Credit  Enhancements that have not yet vested.
The  Withdrawal  Value  during the Annuity  Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract (the  "Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract,  on an individual  basis, in connection with a retirement  plan  qualified  under Section  403(b),  408 or 408A of the Internal
Revenue Code of 1986, as amended ("Qualified  Plan").  Please see the discussion under "The Contract" for more detailed information.

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently  divided into accounts, each referred to as a Subaccount. See "Separate Account."

   You may allocate all or part of your purchase  payments and Contract Value to
the   Subaccounts.   Each  Subaccount   invests   exclusively  in  shares  of  a
corresponding  Underlying  Fund,  each  of  which  has  a  different  investment objective  and  policies.  Amounts  that you  allocate to the  Subaccounts  will increase or decrease in dollar value depending on the investment  performance of the Underlying  Fund in which such Subaccount  invests.  You bear the investment risk for amounts allocated to a Subaccount.

   The Fidelity  Advisor Mid Cap  Subaccount is available  only if you purchased your Contract  prior to July 31, 2004,  and the Fidelity  Advisor  International
Capital  Appreciation  Subaccount  is no longer  available  under the  Contract.
Owners may not  allocate  Purchase  Payments or transfer  Contract  Value to the
Fidelity Advisor  International  Capital Appreciation  Subaccount after December
31, 2004.

FIXED ACCOUNT -- You may allocate all or part of your  Purchase  Payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least an effective  annual rate of 3%. See "The Fixed Account."

PURCHASE  PAYMENTS -- Your initial  Purchase  Payment  must be at least  $1,000.
Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract" and "The Fixed Account."

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders;  provided,  however,  that you may select only one rider that provides a death benefit and may not select riders with total charges in excess of 1.55%  (1.00% of  Contract  Value if you select a 0-Year  Alternate
Withdrawal Charge Rider):

-  Guaranteed Minimum Income Benefit at 3% or 5%;
-  Annual Stepped Up Death Benefit;*
-  Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*
-  Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*
-  Enhanced Death Benefit;*
-  Combined Enhanced and Annual Stepped Up Death Benefit;*
-  Combined Enhanced and Guaranteed Growth Death Benefit;*
-  Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit;*
-  Extra Credit at 3%, 4% or 5%
-  Waiver of Withdrawal Charge
-  Alternate Withdrawal Charge
-  Waiver of Withdrawal Charge - 15 Years or Disability
-  Waiver of Withdrawal Charge - 10 Years or Disability
-  Waiver of Withdrawal Charge - Hardship
-  Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

*Provides a death benefit.

The  Company  makes each rider  available  only at issue.  You cannot  change or cancel the  rider(s)  that you select  after they are issued.  See the  detailed description of each rider under "Optional Riders."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event, the Company will refund to you as of the Valuation Date on which the
Company  receives  your  Contract any Purchase  Payments  allocated to the Fixed
Account (not including any Credit  Enhancements if the Extra Credit Rider was in
effect).  The  Company  will also  refund as of the  Valuation  Date on which we receive your Contract any Contract Value allocated to the Subaccounts,  plus any charges deducted from such Contract Value, less the Contract Value  attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit  Enhancements  from the amount of Contract Value refunded to you, the
Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

   Some states' laws require us to refund your Purchase Payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from Purchase
Payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent  deferred sales charge (which may also be referred to as a "withdrawal  charge").  The withdrawal charge will be waived on withdrawals to the extent  that total  withdrawals  in a Contract  Year,  including  systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

   The Free  Withdrawal  amount is equal in the first  Contract  Year, to 10% of
Purchase Payments, excluding any Credit Enhancements,  made during the year and, in any  subsequent  Contract  Year,  to 10% of  Contract  Value as of the  first
Valuation  Date of that Contract  Year.  The  withdrawal  charge  applies to the portion of any withdrawal  consisting of Purchase Payments that exceeds the Free
Withdrawal  amount.  The  withdrawal  charge  does not apply to  withdrawals  of earnings.

   The amount of the charge will depend on how long your Purchase  Payments have been held under the Contract.  Each  Purchase  Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                   ==========================================
                   PURCHASE PAYMENT AGE
                        (IN YEARS)          WITHDRAWAL CHARGE
                   ------------------------------------------
                            1                     7%
                            2                     7%
                            3                     6%
                            4                     5%
                            5                     4%
                            6                     3%
                            7                     2%
                        8 and over                0%
                   ==========================================

   The amount of total  withdrawal  charges  assessed against your Contract will never exceed 7% of Purchase  Payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge."

   MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.95%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts the excess amount from your
Contract Value on a monthly basis.  The mortality and expense risk charge amount is determined  each month by reference to the amount of your Contract  Value, as set forth in the table below.

                   ==========================================
                                         ANNUAL MORTALITY AND
                   CONTRACT VALUE        EXPENSE RISK CHARGE
                   ------------------------------------------
                   Less than $25,000             1.10%
                   $25,000 or more               0.95%
                   ==========================================

These amounts are also deducted during the Annuity  Period.  Under Options 5 and
6, the mortality and expense risk charge is calculated and deducted as described above.  However,  the mortality  and expense risk charge is 1.25%,  on an annual basis,  under  Options 1 through  4, 7 and 8, in lieu of the  amounts  set forth above and is deducted daily. See "Mortality and Expense Risk Charge."

   OPTIONAL  RIDER CHARGES.  The Company  deducts a monthly charge from Contract
Value for certain Riders that may be elected by the Owner. The Company generally will deduct the  monthly  rider  charge from  Contract  Value  beginning  on the
Contract  Date and ending on the Annuity  Start Date if you elect one of Annuity
Options 1 through 4, 7 or 8 and will  deduct the  monthly  rider  charge for the life of the  Contract  if you elect  Annuity  Option 5 or 6. The  charge for the
Extra Credit  Rider,  however,  is deducted  only during the  seven-year  period beginning on the Contract Date.

   The  Company  makes  each  rider  available  only at  issue,  and you may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with a total charge that exceeds  1.55% of Contract  Value
(1.00% of  Contract  Value if you select a 0-Year  Alternate  Withdrawal  Charge
Rider). As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year  Alternate  Withdrawal  Charge Rider with a cost of
0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum  rider  charge of 1.00% for a Contract  issued  with a 0-Year  Alternate
Withdrawal  Charge  Rider.  Each  rider and its charge  are  listed  below.  See
"Optional Rider Charges."

================================================================================
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                       Annual
                                                          Rate(1)   Rider Charge
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                            3%         0.15%
                                                             5%         0.30%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                             --          0.20%
--------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                              3%         0.10%
                                                             5%         0.20%
                                                             6%         0.25%
                                                             7%         0.30%
--------------------------------------------------------------------------------
Combined Annual Stepped Up and
Guaranteed Growth Death Benefit                              5%         0.25%
--------------------------------------------------------------------------------
Enhanced Death Benefit                                      --          0.25%
--------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit       --          0.35%
--------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit        5%         0.35%
--------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up
and Guaranteed Growth Death Benefit                          5%         0.40%
--------------------------------------------------------------------------------
Extra Credit(2)                                              3%         0.40%
                                                             4%         0.55%
                                                             5%         0.70%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                 --          0.05%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge                               0-Year        0.70%
                                                          4-Year        0.55%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability        --          0.05%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability        --          0.10%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                      --          0.15%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2        --          0.20%
--------------------------------------------------------------------------------
(1)  Rate refers to the  applicable  interest  rate for the  Guaranteed  Minimum
     Income  Benefit  Rider,  the  Guaranteed  Growth Death Benefit  Rider,  the
     Combined Annual Stepped Up and Guaranteed  Growth Death Benefit Rider,  the
     Combined  Enhanced and  Guaranteed  Growth  Death  Benefit  Rider,  and the
     Combined  Enhanced,  Annual Stepped Up and Guaranteed  Growth Death Benefit
     Rider,  the applicable  Credit  Enhancement rate for the Extra Credit Rider and the applicable  withdrawal charge schedule for the Alternate Withdrawal
     Charge Rider.

(2)  The  Company  will deduct the charge for this rider  during the  seven-year period beginning on the Contract Date.
================================================================================

   ADMINISTRATION  CHARGE.  The Company  deducts a daily  administration  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge."

   ACCOUNT  ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your  Contract  Value is  $50,000  or more on the date  the  charge  is to be deducted. See "Account Administration Charge."

   PREMIUM TAX CHARGE.  The Company  assesses a premium tax charge to  reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable.  The  Company  reserves  the right to deduct  such taxes when due or anytime  thereafter.  Premium  tax rates  currently  range from 0% to 3.5%.  See
"Premium Tax Charge."

   LOAN INTEREST  CHARGE.  The Company charges an effective annual interest rate on a loan that  currently is an amount equal to the  Guaranteed  Rate plus 2.75%
and plus the total charges for riders you have  selected.  The Company also will credit the amount in the loan  account with an effective  annual  interest  rate equal  to  the  Guaranteed  Rate.  After  offsetting  interest  credited  at the
Guaranteed  Rate,  the net cost of a loan is the  interest  rate  charged by the
Company less the amount of the Guaranteed  Rate. Thus, the highest net cost of a loan you may be charged  currently is 2.75%,  plus the amount of any  applicable rider charges.

   OTHER  EXPENSES.  Investment  advisory  fees and  operating  expenses of each
Underlying Fund are paid by the Fund and are reflected in the net asset value of its  shares.  The Owner  indirectly  bears a pro rata  portion  of such fees and expenses.  See the  prospectuses  for the Underlying  Funds for more information about Underlying Fund expenses.

   The  Company  may charge the  Separate  Account  or the  Subaccounts  for the federal,  state, or local taxes incurred by the Company that are attributable to the Separate  Account or the  Subaccounts,  or to the  operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed.  See
"Tax  Status of the  Company  and the  Separate  Account"  and  "Charge  for the
Company's Taxes."

TAX-FREE  EXCHANGES -- You can generally  exchange one contract for another in a
"tax-free  exchange"  under Section 1035 of the Internal  Revenue  Code.  Before making an exchange,  you should compare both contracts carefully.  Remember that if you exchange another  contract for the one described in this prospectus,  you might have to pay a surrender charge and tax,  including a possible penalty tax, on your old  contract,  there  will be a new  surrender  charge  period for this
Contract,  other  charges  may be higher  (or  lower)  and the  benefits  may be different.  You should not  exchange  another  contract  for this one unless you determine,  after  knowing  all the  facts,  that the  exchange  is in your best interest  and not just  better for the person  trying to sell you this  Contract
(that person will generally  earn a commission if you buy this Contract  through an exchange or  otherwise).  IF YOU  CONTEMPLATE  SUCH AN  EXCHANGE,  YOU SHOULD
CONSULT  A  TAX  ADVISER  TO  DISCUSS  THE  POTENTIAL  TAX  EFFECTS  OF  SUCH  A
TRANSACTION.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required by the Contract,  and any questions or inquiries to the Company,
P.O.   Box  750497,   Topeka,   Kansas   66675-0497   or  by  phone  by  calling
1-800-888-2461.

EXPENSE TABLE

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

================================================================================
CONTRACT OWNER TRANSACTION  EXPENSES are fees and expenses that you will pay when you purchase the  Contract or make  withdrawals  from the Contract.  The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity
Period,  the Company may impose  different  fees and  expenses  not reflected in the following  tables or Example.  See  "Mortality and
Expense Risk Charge."
--------------------------------------------------------------------------------
  Sales Load on Purchase Payments                                       None
--------------------------------------------------------------------------------
  Deferred Sales Charge (as a percentage of amount withdrawn
  attributable to Purchase Payments)                                    7%(1)
--------------------------------------------------------------------------------
  Transfer Fee (per transfer)                                           None
--------------------------------------------------------------------------------
PERIODIC   EXPENSES  are  fees  and  expenses  that  you  will  pay
periodically  during  the  time  that  you  own the  Contract,  not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
  Account Administration Charge                                         $30(2)
--------------------------------------------------------------------------------
  Net Loan Interest Charge(3)                                           2.75%
--------------------------------------------------------------------------------
  Separate Account Annual Expenses
  (as a percentage of average Subaccount daily net assets)
--------------------------------------------------------------------------------
    Annual Mortality and Expense Risk Charge                            1.10%(4)
--------------------------------------------------------------------------------
    Annual Administration Charge                                        0.15%
--------------------------------------------------------------------------------
    Maximum Annual Charge for Optional Riders                           1.55%(5)
--------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                              2.80%
--------------------------------------------------------------------------------
(1)  The  amount  of the  contingent  deferred  sales  charge is  determined  by reference  to how long your  purchase  payments  have  been held  under the
     Contract. A free withdrawal is available in each Contract Year equal to (1)
     10% of purchase payments,  excluding any Credit Enhancements,  in the first
     Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the  Contract  Year in each  subsequent  Contract  Year.  See  "Full and
     Partial  Withdrawals"  and  "Contingent  Deferred  Sales  Charge"  for more information.

(2)  A pro  rata  account  administration  charge  is  deducted  (1)  upon  full withdrawal  of Contract  Value;  (2) upon the Annuity  Start Date if one of
     Annuity  Options 1 through 4, 7 or 8 is elected;  and (3) upon payment of a death  benefit.  The account  administration  charge will be waived if your
     Contract Value is $50,000 or more upon the date it is to be deducted.

(3)  The net loan cost equals the difference  between the amount of interest the
     Company charges you for a loan (the Guaranteed Rate plus 2.75% and plus the amount of total  rider  charges)  and the amount of  interest  the  Company credits to the loan account,  which is credited at the Guaranteed Rate. The highest  net cost of a loan is 2.75%,  plus the  amount  of any  applicable rider charges.

(4)  The mortality and expense risk charge is reduced for larger Contract Values as  follows:  Less  than  $25,000  - 1.10%;  $25,000  or more - 0.95%.  Any mortality  and  expense  risk charge  above the minimum  charge of 0.95% is deducted from your Contract  Value on a monthly  basis.  During the Annuity
     Period,  the  mortality  and expense risk charge  under  Options 5 and 6 is calculated and deducted in the same manner.  However,  the annual mortality and expense risk charge is 1.25% under  Annuity  Options 1 through 4, 7 and
     8, in lieu of the amounts  described  above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5)  You may select optional  riders.  If you select one or more of such riders, the charge will be deducted from your Contract  Value.  (See the applicable rider  charges in the table  below.)  You may not select  Riders with total rider charges that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).
================================================================================

================================================================================
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                          Annual
                                                               Interest   Rider
                                                               Rate(1)    Charge
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                           3%       0.15%
                                                                  5%       0.30%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                             --       0.20%
--------------------------------------------------------------------------------
Guaranteed Growth Death Benefit Rider                             3%       0.10%
                                                                  5%       0.20%
                                                                  6%       0.25%
                                                                  7%       0.30%
--------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
and Guaranteed Growth Death Benefit Rider                         5%       0.25%
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                      --       0.25%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and
Annual Stepped Up Death Benefit Rider                             --       0.35%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and
Guaranteed Growth Death Benefit Rider                             5%       0.35%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider,
Annual Stepped Up Death Benefit Rider,
and Guaranteed Growth Death Benefit Rider                         5%       0.40%
--------------------------------------------------------------------------------
Extra Credit Rider(2)                                             3%       0.40%
                                                                  4%       0.55%
                                                                  5%       0.70%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                 --       0.05%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider                               0-Year     0.70%
                                                                4-Year     0.55%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--15 Years or Disability         --       0.05%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--10 Years or Disability         --       0.10%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship                       --       0.15%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--5 Years and Age 59 1/2         --       0.20%
--------------------------------------------------------------------------------
(1)  Rate refers to the  applicable  interest  rate for the  Guaranteed  Minimum
     Income  Benefit  Rider,  the  Guaranteed  Growth Death Benefit  Rider,  the
     Combined Annual Stepped Up and Guaranteed  Growth Death Benefit Rider,  the
     Combined  Enhanced and Guaranteed  Growth Death Benefit Rider, the Combined
     Enhanced,  Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the
     applicable  Credit  Enhancement  rate for the  Extra  Credit  Rider and the applicable  withdrawal charge schedule for the Alternate  Withdrawal Charge
     Rider.

(2)  The  Company  will deduct the charge for this rider  during the  seven-year period beginning on the Contract Date.
================================================================================

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

================================================================================
                                                             MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)            0.80%       2.09%
--------------------------------------------------------------------------------
(1)  Expenses  deducted from  Underlying  Fund assets include  management  fees, distribution  fees,  service fees and other expenses.  The maximum expenses above represent the total annual operating expenses of that Underlying Fund with  the  highest  total  operating  expenses,  and the  minimum  expenses represent the total annual operating  expenses of that Underlying Fund with the lowest total operating expenses.
================================================================================

Example -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These  costs  include   Contract  Owner   transaction   expenses,   the  account
administration  charge,  separate account annual expenses (including the maximum rider  charge) and  Underlying  Fund fees and expenses but do not include  state premium taxes, which may be applicable to your Contract.

   The Example  assumes  that you invest  $10,000 in the  Contract  for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum  fees and expense of the  Contract  and any of the Underlying Funds.  Although your actual costs may be higher or lower,  based on these assumptions, your costs would be:

================================================================================
                                               1         3         5        10
                                             YEAR      YEARS     YEARS     YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at
the end of the applicable time period       $1,120    $2,011    $2,814    $4,918
--------------------------------------------------------------------------------
If you do not surrender your Contract          489     1,470     2,452     4,918
================================================================================

CONDENSED FINANCIAL INFORMATION

   The following  condensed  financial  information  presents  accumulation unit values for each of the years in the period ending  December 31, 2004, as well as ending accumulation units outstanding under each Subaccount.

================================================================================
                                                                 2004       2003
--------------------------------------------------------------------------------
AIM BASIC VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $12.60         --
   End of period ............................................  $13.41     $12.60
Accumulation units outstanding at the end of period .........     919         53
--------------------------------------------------------------------------------
AIM MID CAP CORE EQUITY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $12.02         --
   End of period ............................................  $13.13     $12.02
Accumulation units outstanding at the end of period .........     444         55
--------------------------------------------------------------------------------
AIM SMALL CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $12.91         --
   End of period ............................................  $13.24     $12.91
Accumulation units outstanding at the end of period .........     448         20
--------------------------------------------------------------------------------
AIM BLUE CHIP
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $11.37         --
   End of period ............................................  $11.38     $11.37
Accumulation units outstanding at the end of period .........      55         22
--------------------------------------------------------------------------------
AIM DYNAMICS (FORMERLY INVESCO DYNAMICS)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $12.68         --
   End of period ............................................  $13.59     $12.68
Accumulation units outstanding at the end of period .........      --         --
--------------------------------------------------------------------------------
AIM TECHNOLOGY (FORMERLY INVESCO TECHNOLOGY)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $12.63         --
   End of period ............................................  $12.51     $12.63
Accumulation units outstanding at the end of period .........     108         32
--------------------------------------------------------------------------------
AMERICAN CENTURY HERITAGE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $11.36         --
   End of period ............................................  $11.65     $11.36
Accumulation units outstanding at the end of period .........      35          9
--------------------------------------------------------------------------------
AMERICAN CENTURY SELECT
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $11.47         --
   End of period ............................................  $11.79     $11.47
Accumulation units outstanding at the end of period .........       2         --
--------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $11.91         --
   End of period ............................................  $12.83     $11.91
Accumulation units outstanding at the end of period .........   1,358      1,252
--------------------------------------------------------------------------------
AMERICAN CENTURY INTERNATIONAL GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $11.59         --
   End of period ............................................  $12.79     $11.59
Accumulation units outstanding at the end of period .........     113         46
--------------------------------------------------------------------------------
ARIEL
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $12.30         --
   End of period ............................................  $14.40     $12.30
Accumulation units outstanding at the end of period .........   2,601      1,480
--------------------------------------------------------------------------------
CALAMOS GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $12.95         --
   End of period ............................................  $14.75     $12.95
Accumulation units outstanding at the end of period .........   3,424      1,317
--------------------------------------------------------------------------------
CALAMOS GROWTH AND INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $12.28         --
   End of period ............................................  $12.93     $12.28
Accumulation units outstanding at the end of period .........   3,843      1,932
--------------------------------------------------------------------------------
DREYFUS APPRECIATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $11.11         --
   End of period ............................................  $11.26     $11.11
Accumulation units outstanding at the end of period .........     890        195
--------------------------------------------------------------------------------
DREYFUS PREMIER STRATEGIC VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $13.31         --
   End of period ............................................  $15.02     $13.31
Accumulation units outstanding at the end of period .........     622         21
--------------------------------------------------------------------------------
DREYFUS MIDCAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $15.04         --
   End of period ............................................  $16.96     $15.04
Accumulation units outstanding at the end of period .........     585         95
--------------------------------------------------------------------------------
DREYFUS GENERAL MONEY MARKET
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $ 9.57         --
   End of period ............................................  $ 9.22     $ 9.57
Accumulation units outstanding at the end of period .........      --         --
--------------------------------------------------------------------------------
FIDELITY ADVISOR VALUE STRATEGIES
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $14.76         --
   End of period ............................................  $16.19     $14.76
Accumulation units outstanding at the end of period .........   3,095        628
--------------------------------------------------------------------------------
FIDELITY ADVISOR DIVIDEND GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $11.27         --
   End of period ............................................  $11.37     $11.27
Accumulation units outstanding at the end of period .........      --         --
--------------------------------------------------------------------------------
FIDELITY ADVISOR MID CAP
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $13.79         --
   End of period ............................................  $15.34     $13.79
Accumulation units outstanding at the end of period .........     130         57
--------------------------------------------------------------------------------
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $13.22         --
   End of period ............................................  $13.98     $13.22
Accumulation units outstanding at the end of period .........     290        128
--------------------------------------------------------------------------------
LEHMAN BROTHERS CORE BOND (FORMERLY ARIEL PREMIER BOND)(1)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $10.06         --
   End of period ............................................  $10.05     $10.06
Accumulation units outstanding at the end of period .........   3,540      1,774
--------------------------------------------------------------------------------
PIMCO HIGH YIELD
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $12.27         --
   End of period ............................................  $12.84     $12.27
Accumulation units outstanding at the end of period .........   2,132      1,063
--------------------------------------------------------------------------------
SECURITY DIVERSIFIED INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $ 9.99         --
   End of period ............................................  $ 9.91     $ 9.99
Accumulation units outstanding at the end of period .........   2,984      1,868
--------------------------------------------------------------------------------
SECURITY GLOBAL
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $13.10         --
   End of period ............................................  $14.83     $13.10
Accumulation units outstanding at the end of period .........     441        101
--------------------------------------------------------------------------------
SECURITY EQUITY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $11.00         --
   End of period ............................................  $11.34     $11.00
Accumulation units outstanding at the end of period .........     252         76
--------------------------------------------------------------------------------
SECURITY LARGE CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $11.82         --
   End of period ............................................  $12.49     $11.82
Accumulation units outstanding at the end of period .........     483         --
--------------------------------------------------------------------------------
SECURITY LARGE CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $11.06         --
   End of period ............................................  $10.90     $11.06
Accumulation units outstanding at the end of period .........       4         --
--------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $ 9.92         --
   End of period ............................................  $10.10     $ 9.92
Accumulation units outstanding at the end of period .........  14,715      3,252
--------------------------------------------------------------------------------
SECURITY INCOME OPPORTUNITY(2)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $10.00
   End of period ............................................  $10.03         --
Accumulation units outstanding at the end of period .........   1,254
--------------------------------------------------------------------------------
SECURITY MID CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $14.90         --
   End of period ............................................  $15.67     $14.90
Accumulation units outstanding at the end of period .........   1,458        145
--------------------------------------------------------------------------------
SECURITY MID CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $15.11         --
   End of period ............................................  $18.40     $15.11
Accumulation units outstanding at the end of period .........   1,324        789
--------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $14.55         --
   End of period ............................................  $16.22     $14.55
Accumulation units outstanding at the end of period .........     570        105
--------------------------------------------------------------------------------
SECURITY SOCIAL AWARENESS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $10.97         --
   End of period ............................................  $10.97     $10.97
Accumulation units outstanding at the end of period .........      --         --
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH AND INCOME
(FORMERLY STRONG GROWTH AND INCOME)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $11.38         --
   End of period ............................................  $11.89     $11.38
Accumulation units outstanding at the end of period .........      --         --
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH (FORMERLY STRONG GROWTH 20)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $11.06         --
   End of period ............................................  $12.05     $11.06
Accumulation units outstanding at the end of period .........      --         --
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP VALUE
(FORMERLY STRONG ADVISOR SMALL CAP VALUE)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $14.52         --
   End of period ............................................  $16.71     $14.52
Accumulation units outstanding at the end of period .........     444          6
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY
(FORMERLY STRONG OPPORTUNITY)
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $12.82         --
   End of period ............................................  $14.45     $12.82
Accumulation units outstanding at the end of period .........     313         --
--------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $11.69         --
   End of period ............................................  $12.54     $11.69
Accumulation units outstanding at the end of period .........     828        548
--------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $12.63         --
   End of period ............................................  $14.26     $12.63
Accumulation units outstanding at the end of period .........     857          3
--------------------------------------------------------------------------------
VAN KAMPEN AGGRESSIVE GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................  $12.38         --
   End of period ............................................  $13.67     $12.38
Accumulation units outstanding at the end of period .........     157        108
--------------------------------------------------------------------------------
1  Ariel  Premier  Bond Fund  converted to the Lehman  Brothers  Core Bond Fund, effective June 10, 2005.

2  For the period of March 31, 2004 (date of  inception)  through  December  31,
   2004.
================================================================================

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998,  Security  Benefit  converted  from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire  policies  from the  Company  after that date  automatically become members in the mutual holding company.

   The Company offers life insurance policies and annuity contracts,  as well as financial and retirement services. It is admitted to do business in the District of Columbia,  and all states except New York. As of the end of 2004, the Company had total assets of approximately $11.3 billion. Together with its subsidiaries, the Company has total funds under management of approximately $14.7 billion.

AEA  VALUEBUILDER  PROGRAM  -- The  Contract  is made  available  under  the AEA
Valuebuilder  Program  pursuant to an agreement  (the  "Agreement")  between the
Company and Educator Benefits  Corporation  ("EBC"), a subsidiary of the Alabama
Education  Association (the "AEA"). The AEA Valuebuilder Program was established by the AEA to encourage its members to save for retirement.

   Pursuant to the Agreement,  the Company and its affiliates provide retirement plan products,  such as the Contract,  to AEA members. The Company pays a fee of approximately  $35,000  per  quarter to EBC under the  Agreement.  In 2004,  the
Company  also paid the AEA  $30,000  for  conference  support  and  $40,000  for advertising in  AEA-sponsored  journals.  Under the terms of the Agreement,  EBC provides  certain services to the Company and EBC publicizes the availability of the Contract to AEA's members under the AEA Valuebuilder  Program.  You may wish to take into account the Agreement and the fees when  considering and evaluating any  communications  by the AEA and EBC  relating  to the  Contract.  You should particularly  note that the Agreement  grants the Company an exclusive  right to offer  retirement and savings  products,  including the Contract,  under the AEA
Valuebuilder Program.

   Neither the AEA nor EBC is  registered  as a  broker-dealer  or has a role in distributing the Contract or in providing any securities brokerage services. The
Company and its affiliates are not affiliated with the AEA or EBC.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are  credited  to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under a contract may not be  charged  with  liabilities  arising  from any  other  business  that the insurance  company conducts if, and to the extent the contract so provides.  The
Contract  contains a provision  stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain  sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract.  The Company may transfer to its general account assets  that  exceed  anticipated  obligations  of  the  Separate  Account.  All obligations arising under the Contract are general corporate  obligations of the
Company. The Company may invest its own assets in the Separate Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

   The Separate  Account  consists of accounts  referred to as Subaccounts.  The
Contract  provides that the income,  gains and losses,  whether or not realized, are  credited  to, or charged  against,  the assets of each  Subaccount  without regard to the income, gains or losses in the other Subaccounts.  Each Subaccount invests  exclusively in shares of a corresponding  Underlying  Fund. The Company may in the future  establish  additional  Subaccounts  of the Separate  Account, which may invest in other  Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment  policy  of  the  Underlying  Funds.  Each  Underlying  Fund  pursues different investment objectives and policies.

   Shares of each Underlying  Fund are available to the general public.  Certain
Underlying Funds have similar investment objectives and policies to other mutual funds  managed by the same adviser.  The  investment  results of the  Underlying
Funds,  however,  may be higher or lower than the  results of such other  funds.
There can be no assurance,  and no  representation  is made, that the investment results of any of the  Underlying  Funds will be  comparable  to the  investment results of any other fund,  even if both the Underlying  Fund and the other fund are managed by the same adviser.  A summary of the investment  objective of each of the Underlying  Funds is set forth at the end of this  Prospectus.  We cannot assure that any  Underlying  Fund will  achieve  its  objective.  More  detailed information is contained in the prospectus of each  Underlying  Fund,  including information  on  the  risks  associated  with  its  investments  and  investment techniques.

   PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION
WITH THIS  PROSPECTUS  BEFORE  INVESTING.  YOU MAY OBTAIN  PROSPECTUSES  FOR THE
UNDERLYING FUNDS BY CONTACTING THE COMPANY.

   ADMINISTRATIVE, MARKETING, AND SUPPORT SERVICE PAYMENTS. The Company (and its
affiliates)  may receive  payments from the Underlying  Funds,  their  advisers, sub-advisers,  and  distributors,  or affiliates  thereof,  in consideration for distribution,  administrative, marketing, and other services the Company (or its affiliates) provides. The Company negotiates these payments and thus they differ by Underlying  Fund (sometimes  substantially),  and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser,  sub-adviser,  or  distributor  (or affiliate  thereof) with  increased access to the Company and its  affiliates  involved in the  distribution  of the
Contract.  Proceeds from these  payments may be used for any corporate  purpose, including  payment of  expenses  that the Company  and its  affiliates  incur in promoting, issuing, distributing, and administering the Contract.

   12B-1 FEES.  The Company and/or its affiliate,  Security  Distributors,  Inc.
("SDI"),  the principal  underwriter  for the Contract,  receive 12b-1 fees from certain of the Underlying Funds, their advisers, sub-advisers, and distributors, or  affiliates  thereof that are based on a percentage  of the average daily net assets of the  particular  Underlying  Fund  attributable  to the  Contract  and certain other variable insurance contracts issued or administered by the Company
(or its  affiliates).  Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual  underlying fund operating  expenses.
Payments  made out of  Underlying  Fund  assets will reduce the amount of assets that you  otherwise  would have  available for  investment,  and will reduce the return on your  investment.  The Company and SDI  anticipate  they will  receive
12b-1 fees  ranging  from 0% to 0.50% of the average net assets of the  Contract invested in the Underlying Fund on an annual basis.

   ADMINISTRATIVE  PAYMENTS.  The Company (or its affiliates) also receives from the investment advisers,  sub-advisers,  or distributors (or affiliates thereof)
of certain of the Underlying Funds a servicing fee for  administrative and other services the Company (or its affiliates)  provides  relating to Separate Account operations.  These  payments are based on a percentage  of the average daily net assets of the particular  Underlying  Fund  attributable  to the Contract and to certain other variable insurance contracts issued or administered by the Company
(or its affiliates). Payments of fees under these agreements do not increase the fees or expenses paid by the Underlying Funds or their shareholders. The Company and its affiliates  anticipate  they will receive  administrative  payments that range from 0.05% to 0.50% of the average net assets of the Contract  invested in the Underlying Fund on an annual basis.

   OTHER PAYMENTS. An Underlying Fund's adviser,  sub-adviser,  distributor,  or affiliates  may provide the Company (or its  affiliates)  and/or  broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the
Company  in the  distribution  of the  Contract,  may  pay the  Company  (or its
affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company
(or its affiliates) and/or selling firms with occasional gifts, meals,  tickets, or other  compensation  as an  incentive to market the  Underlying  Funds and to cooperate with their promotional efforts.

   For details about the  compensation  payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

   TOTAL  PAYMENTS.  The Company and its affiliates,  including SDI,  anticipate
they  will  receive  payments  from  the  Underlying   Funds,   their  advisers,
sub-advisers,  and distributors, or affiliates thereof in the form of 12b-1 fees and administrative payments that range in total from 0.25% to a maximum of 0.55%
of the average net assets of the Contract  invested in the Underlying Fund on an annual basis.

   SELECTION OF  UNDERLYING  FUNDS.  The Company  selects the  Underlying  Funds offered  through the Contract based on several  criteria,  including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each  investment  firm.  Another  factor  the  Company  considers  during the selection process is whether the Underlying Fund, its adviser,  its sub-adviser, or an  affiliate  will  compensate  the  Company for  providing  administrative, marketing,  and support services, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates,  and whether the
Underlying Fund, its adviser,  sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the
Company may remove an  Underlying  Fund or  restrict  allocation  of  additional
Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines  the  Underlying  Fund no longer  meets  one or more of the  criteria and/or if the  Underlying  Fund has not  attracted  significant  contract  owner assets.  The Company  does not  recommend or endorse any  particular  Underlying
Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a
flexible   purchase  payment  deferred   variable   annuity.   The  Contract  is
significantly  different  from a fixed annuity  contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the
Company.  When you are ready to begin receiving annuity  payments,  the Contract provides  several  Annuity  Options  under which the Company  will pay  periodic annuity  payments on a variable  basis, a fixed basis or both,  beginning on the
Annuity Start Date. The amount that will be available for annuity  payments will depend  on the  investment  performance  of the  Subaccounts  to which  you have allocated  Purchase  Payments  and the amount of  interest  credited on Contract
Value that you have allocated to the Fixed Account.

   The Contract is available for purchase by an  individual  in connection  with certain tax qualified  retirement  plans that meet the  requirements  of Section
403(b),  408 or 408A of the Internal  Revenue Code ("Qualified  Plan").  Certain
federal tax advantages are currently  available to retirement plans that qualify as annuity  purchase  plans of public  school  systems  and  certain  tax-exempt organizations  under Section  403(b).  If you are  purchasing the Contract as an investment  vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan.  However,  the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  Purchase  Payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or Purchase  Payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is age 90.  If  there  are  Joint  Annuitants,  the  maximum  issue  age will be determined by reference to the older Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders;  provided,  however,  that you may select only one rider that  provides a death  benefit and may not select riders with total rider charges in excess of 1.55%  (1.00% if you select a 0-Year  Alternate  Withdrawal
Charge Rider):

-  Guaranteed Minimum Income Benefit at 3% or 5%;
-  Annual Stepped Up Death Benefit;*
-  Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*
-  Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*
-  Enhanced Death Benefit;*
-  Combined Enhanced and Annual Stepped Up Death Benefit;*
-  Combined Enhanced and Guaranteed Growth Death Benefit;*
-  Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit;*
-  Extra Credit at 3%, 4% or 5%
-  Waiver of Withdrawal Charge
-  0-Year or 4-Year Alternate Withdrawal Charge; or
-  Waiver of Withdrawal Charge - 15 Years or Disability
-  Waiver of Withdrawal Charge - 10 Years or Disability
-  Waiver of Withdrawal Charge - Hardship
-  Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

*Provides a death benefit.

The  Company  makes each rider  available  only at issue.  You cannot  change or cancel the  rider(s)  that you select  after they are issued.  See the  detailed description of each rider below.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any Premium tax,  less an  adjustment  for  withdrawals,  increased at an annual effective rate of interest of 3% or 5%, as elected in the  application.  (If you elect the Guaranteed  Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts  allocated  to the Dreyfus  General
Money Market  Subaccount or the Fixed Account;  however,  you will still pay the rider  charge  applicable  to the 5% rate.) Any  amounts  allocated  to the Loan
Account, will earn only the Guaranteed Rate.

   In crediting interest, the Company takes into account the timing of when each
Purchase  Payment and  withdrawal  occurred and accrues such interest  until the earlier  of:  (1)  the  Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   You may apply the Minimum Income  Benefit,  less, any applicable  premium tax and pro rata account  administration  charge, to purchase a fixed Annuity within
30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options."  The Annuity  rates for this rider are based upon the
1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration  charge and any uncollected premium tax. If the
Extra Credit Rider was in effect,  the death benefit also will be reduced by any
Credit  Enhancements  applied during the 12 months preceding the Owner's date of death;  provided  that  the  death  benefit  defined  in 1 below  will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this rider will be the greatest of:

1.  The sum of all Purchase  Payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the valuation date due proof of death and instructions regarding  payment  for each  Designated  Beneficiary  are  received  by the
    Company; or

3.  The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

-  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81; plus

-  Any Purchase Payments  received by the Company since the applicable  Contract
   Anniversary; less

-  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable  anniversary.  In the event of a withdrawal,  the Stepped Up Death
   Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount, including any withdrawal charges, by Contract
   Value immediately prior to the withdrawal.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration  charge and any uncollected premium tax. If the
Extra Credit Rider was in effect,  the death benefit also will be reduced by any
Credit  Enhancements  applied during the 12 months preceding the Owner's date of death;  provided  that  the  death  benefit  defined  in 1 below  will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this rider will be the greatest of:

1.  The sum of all Purchase  Payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the Valuation Date due proof of death and instructions regarding  payment  for each  Designated  Beneficiary  are  received  by the
    Company; or

3.  The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to Purchase Payments and any  Credit  Enhancements,  net of any  premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the  application.  (If you elect the  Guaranteed  Growth Death
Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts  allocated to the Dreyfus  General Money Market  Subaccount or
the Fixed Account;  however,  you will still pay the Rider charge  applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the  Guaranteed  Rate. In crediting  interest,  the Company takes into account the timing of when each Purchase  Payment and withdrawal  occurred.
The Company  accrues such interest  until the earliest of: (1) the Annuity Start
Date; (2) the Contract  Anniversary  following the oldest Owner's 80th birthday;
(3) the date due proof of the Owner's death and instructions  regarding  payment are received;  or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal,  the Guaranteed Growth Death Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing  the  withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   The amount of the Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements),  net of premium tax and any withdrawals, including withdrawal charges.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This rider makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date. The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration charge and any uncollected  premium  tax. If the Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  rider  will be the greatest of:

1.  The sum of all Purchase  Payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the Valuation Date due proof of death and instructions regarding  payment  for each  Designated  Beneficiary  are  received  by the
    Company;

3.  The Annual Stepped Up Death Benefit (as described above); or

4.  The Guaranteed Growth Death Benefit at 5% (as described above).

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

ENHANCED  DEATH BENEFIT -- This rider makes  available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity  Start Date.
The death benefit  proceeds  will be the death  benefit  reduced by any pro rata account  administration  charge and any  uncollected  premium  tax. If the Extra
Credit Rider was in effect, the death benefit also will be reduced by any Credit
Enhancements  applied during the 12 months  preceding the Owner's date of death;
provided that the death benefit defined in 1 below will not be so reduced. If an
Owner dies prior to the  Annuity  Start  Date,  the amount of the death  benefit under this rider will be the greater of:

1.  The sum of all Purchase  Payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.  The Contract  Value on the Valuation Date due proof of the Owner's death and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted
Purchase Payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

-  "Contract  gain" is equal to Contract Value as of the date due proof of death and instructions  with regard to payment are received less adjusted  Purcahse
   Payments.

-  "Adjusted  Purchase  Payments" are equal to all Purchase Payments made to the
   Contract  adjusted for  withdrawals  and any  applicable  premium tax. In the event of a  withdrawal,  Purchase  Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including
   any  withdrawal   charges,   by  Contract  Value  immediately  prior  to  the
   withdrawal.

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be the Contract  Value on the Valuation Date due proof of the
Owner's death and instructions regarding payment are received by the Company.

   This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This rider  makes available  an enhanced  death  benefit  upon the death of the Owner or any Joint
Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death  benefit  reduced by any pro rata  account  administration  charge and any uncollected  premium  tax. If the Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  rider  will be the greatest of:

1.  The sum of all Purchase  Payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract  Value on the Valuation Date due proof of the Owner's death and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be the Contract  Value on the Valuation Date due proof of the
Owner's death and instructions regarding payment are received by the Company.

   This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This rider  makes available  an enhanced  death  benefit  upon the death of the Owner or any Joint
Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death  benefit  reduced by any pro rata  account  administration  charge and any uncollected  premium  tax. If the Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  rider  will be the greatest of:

1.  The sum of all Purchase  Payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract  Value on the Valuation Date due proof of the Owner's death and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be the Contract  Value on the Valuation Date due proof of the
Owner's death and instructions regarding payment are received by the Company.

   This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.  The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration charge and any  uncollected  premium tax. If the Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit Enhancements applied during the
12 months  preceding the Owner's date of death;  provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  rider  will be the greatest of:

1.  The sum of all Purchase  Payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract  Value on the Valuation Date due proof of the Owner's death and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above); or

4.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be the Contract  Value on the Valuation Date due proof of the
Owner's death and instructions regarding payment are received by the Company.

   This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

EXTRA  CREDIT -- This rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this rider only at issue.  A Credit  Enhancement of 3%, 4% or 5% of Purchase  Payments,  as
elected in the  application,  will be added to Contract  Value for each Purchase
Payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your Purchase Payment.
This rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

   In the event of a full or partial withdrawal,  the Company will recapture all or part of any Credit  Enhancement  that has not yet vested.  An amount equal to
1/7 of the Credit  Enhancement  will vest as of each  anniversary of the rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.  The amount of the  withdrawal,  including any withdrawal  charges,  less the
    Free Withdrawal Amount, by

2.  Contract Value immediately prior to the withdrawal.

   The Company will recapture  Credit  Enhancements  on withdrawals  only to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of Purchase  Payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract  Value as of the first  Valuation Date of that Contract Year.
In addition,  the Company does not recapture Credit  Enhancements on withdrawals made to pay the fees of your registered  investment adviser,  provided that your adviser has entered into a variable annuity adviser agreement with the Company.

   This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger.  You may not purchase more than one Extra Credit
Rider for your Contract.  You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

   The  Company  may  recapture  Credit  Enhancements  in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit  all or part of any  Credit  Enhancements  applied  during the 12 months preceding  such a withdrawal.  See "Waiver of Withdrawal  Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit"
and the discussions of the death benefit riders.

   The Company expects to make a profit from the charge for this rider and funds payment of the Credit  Enhancements  through  the rider  charge and the  vesting schedule.  The Extra  Credit  Rider  would make sense for you only if you expect your average  annual return (net of expenses of the Contract and the  Underlying
Funds) to exceed the applicable  amount set forth in the table below, and you do not expect to make Purchase  Payments to the Contract  after the first  Contract
Year.  The  returns  below  represent  the amount  that must be earned EACH year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments.
If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

   If your actual  returns are greater  than the amounts set forth below and you make no Purchase  Payments  after the first  Contract Year, you will profit from the purchase of the rider.  If your actual returns are less,  for example,  in a down market,  or if you make additional  Purchase Payments that are not eligible for the Credit Enhancement,  you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying
Fund  expenses  so that you would  need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                      ===================================
                                         RATE OF RETURN
                      INTEREST RATE     (NET OF EXPENSES)
                      -----------------------------------
                          3%               -5.00%
                          4%               -1.50%
                          5%                0.80%
                      ===================================

   The  Company  may  pay an  additional  Credit  Enhancement  to  customers  of broker-dealers  that are concerned  about the  suitability  of their  customers'
current contracts due to restrictions  under those contracts on actively managed
allocations.   The  Company  will  pay  the  additional  Credit  Enhancement  in connection  with a Contract  purchased by customers of such  broker-dealers  who exchange their current contract for this Contract and pay a withdrawal charge on the exchange.  When such a customer  purchases a Credit  Enhancement  of 5%, the
Company may add an  additional  Credit  Enhancement  to the  customer's  initial
Purchase  Payment.  The Company  determines the amount of any additional  Credit
Enhancement by subtracting the 5% Credit  Enhancement from the withdrawal charge amount assessed on the customer's  exchanged annuity contract.  The Company must be notified when a purchase is made that qualifies under this  provision.  There is no charge for this  additional  Credit  Enhancement  above the charge for the
Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture  in the event that you  exercise  your  right to return  the  Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE -- This rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

   The rider defines confinement to a hospital or nursing facility,  as follows:
(1) you have  been  confined  to a  "hospital"  or  "qualified  skilled  nursing facility" for at least 90 consecutive  days prior to the date of the withdrawal;
and (2) you are so confined  when the Company  receives  the waiver  request and first became so confined after the Contract Date.

   The  Company  defines  terminal  illness as  follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

   The Company defines disability as follows:  (1) the Owner is unable,  because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,  training or  experience;  (2) the impairment has been in existence for more than 180 days and began before the Owner  attained age 65 and after the Contract Date; and (3)
the  impairment  is  expected  to  result  in  death  or  be  long-standing  and indefinite.

   Prior to making a withdrawal  pursuant to this rider,  you must submit to the
Company a  properly  completed  claim form and a written  physician's  statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

   The Company  reserves the right to have a physician of its choice examine the
Owner to determine if the Owner is eligible for a waiver.

   If you have also  purchased the Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months  preceding the withdrawal.  This rider is available only if the age of the Owner at the time the Contract is issued is age 65 or younger.

ALTERNATE  WITHDRAWAL  CHARGE  -- This  rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

================================================================================
           0-YEAR SCHEDULE                            4-YEAR SCHEDULE
-------------------------------------      -------------------------------------
PURCHASE PAYMENT                           PURCHASE PAYMENT
 AGE (IN YEARS)     WITHDRAWAL CHARGE       AGE (IN YEARS)     WITHDRAWAL CHARGE
----------------    -----------------      ----------------    -----------------
  0 and over              0%                    1                    7%
                                                2                    7%
                                                3                    6%
                                                4                    5%
                                            5 and over               0%
================================================================================

If you purchase this rider,  the withdrawal  charge schedule above will apply in lieu of the  7-year  withdrawal  charge  schedule  described  under  "Contingent
Deferred Sales  Charge." If you have also purchased the Extra Credit Rider,  you may  forfeit  all or part of any  Credit  Enhancement  in the event of a full or partial withdrawal. See "Extra Credit.

WAIVER  OF  WITHDRAWAL  CHARGE--15  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

-  The Contract has been in force for 15 or more Contract Years; or

-  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER  OF  WITHDRAWAL  CHARGE--10  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

-  The  Contract has been in force for 10 or more  Contract  Years and the Owner has made  Purchase  Payments on a quarterly (or more  frequent)  basis for at least five full Contract Years; or

-  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER OF WITHDRAWAL  CHARGE--HARDSHIP -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship,  as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended.
The Company may require  the Owner to provide  satisfactory  proof of  hardship.
Effective as of the date of the first  withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER  OF  WITHDRAWAL  CHARGE--5  YEARS  AND  AGE 59 1/2 --  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

-  The Owner is age 59 1/2 or older; and

-  The Owner has made Purchase  Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

PURCHASE  PAYMENTS -- The minimum initial Purchase Payment for the purchase of a
Contract  is $1,000.  Thereafter,  you may choose  the amount and  frequency  of
Purchase Payments,  except that the minimum subsequent  Purchase Payment is $25.
The minimum  subsequent  Purchase  Payment if you elect an Automatic  Investment
Program is $25. The Company may reduce the minimum Purchase Payment  requirement under certain  circumstances.  The Company will not accept without prior Company approval  aggregate purchase payments in an amount that exceeds $1,000,000 under any  variable  annuity  contract(s)  issued by the  Company for which you are an
Owner and/or Joint Owner.

   The Company will apply the initial Purchase Payment not later than the end of the  second  Valuation  Date  after the  Valuation  Date it is  received  by the
Company;  provided that the Purchase  Payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such Purchase Payment.  The application form will be provided by the Company.  If you submit your application  and/or initial Purchase Payment to your  registered  representative,  the  Company  will not begin  processing  the application and initial  Purchase  Payment until the Company  receives them from your representative's  broker-dealer. If the Company does not receive a complete application,  the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary  information  to issue a
Contract  and/or  apply the  Purchase  Payment to your  Contract.  If you do not provide the necessary  information to the Company  within five  Valuation  Dates after the  Valuation  Date on which  the  Company  first  receives  the  initial
Purchase  Payment or if the Company  determines  it cannot  otherwise  issue the
Contract  and/or apply the Purchase  Payment to your Contract,  the Company will return the  initial  Purchase  Payment to you unless you  consent to the Company retaining the Purchase Payment until the application is made complete.

   The Company generally will credit subsequent  Purchase Payments as of the end of the  Valuation  Period  in which  they are  received  by the  Company  at its
Administrative  Office;  however,  subsequent  Purchase  Payments received at or after  the  cut-off  time of 3:00 p.m.  Central  time  will be  effected  at the
Accumulation Unit value determined on the following Valuation Date. See "Cut-Off
Times." Purchase  Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent
Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be
paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required  must be paid before the Company will accept the  Automatic  Investment
Program.  If you  submit  a  subsequent  purchase  payment  to  your  registered representative, the Company will not begin processing the purchase payment until the Company receives it from your representative's broker-dealer.

   If mandated  under  applicable  law,  the Company may be required to reject a purchase  payment.  The  Company  also may be  required  to  provide  additional information about an Owner's account to government regulators.  In addition, the
Company may be required  to block an Owner's  account and thereby  refuse to pay any request for transfers, full or partial withdrawals,  or death benefits until instructions are received from the appropriate regulator

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  Purchase  Payments  will be allocated.  Purchase  Payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no Purchase  Payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available allocation alternatives include the Subaccounts and the Fixed Account.

   You may change the Purchase Payment  allocation  instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  Purchase  Payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation Option by telephone provided the proper form is completed,  signed, and filed at the Company's  Administrative  Office. Changes in the allocation of future Purchase  Payments have no effect on existing  Contract  Value.  You may, however,  transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total  amount to be  transferred  over  time.  The  minimum  amount  that may be transferred to any one  Subaccount is $25.00.  The Company does not require that transfers  be  continued  over any minimum  period of time,  although  typically dollar cost averaging would extend over a period of at least one year.

   After the Company has received an Asset  Reallocation/Dollar  Cost  Averaging request in proper form at its  Administrative  Office, the Company will transfer
Contract  Value in the  amounts you  designate  from the  Subaccount  from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The
Company  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract Year that  generally are allowed as discussed  under  "Transfers of
Contract Value."

   You may make changes to the option by writing to the Company's Administrative
Office or by telephone provided the proper form is completed,  signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to  terminate  the option by written  request  to the  Company's  Administrative
Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been  transferred  will  remain in that  Subaccount unless you  instruct us  otherwise.  If you wish to continue  transferring  on a dollar cost averaging basis after the expiration of the applicable  period,  the total amount elected has been transferred,  or the Subaccount has been depleted, or after  the  Dollar  Cost  Averaging  Option  has been  canceled,  a new Asset
Reallocation/  Dollar  Cost  Averaging  form must be  completed  and sent to the
Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before  reinstating  Dollar
Cost  Averaging  after it has been  terminated  for any reason.  The Company may discontinue,  modify,  or suspend the Dollar Cost Averaging  Option at any time.
The Company does not currently charge a fee for this option.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this option an Asset  Reallocation/Dollar  Cost Averaging request in proper form must be received by the  Company at its  Administrative  Office.  An
Asset  Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable  Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

   Upon  receipt  of the Asset  Reallocation/Dollar  Cost  Averaging  form,  the
Company will effect a transfer among the Subaccounts  based upon the percentages that you  selected.  Thereafter,  the Company will  transfer  Contract  Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable,  of the date of the  Company's  receipt  of the Asset  Reallocation/
Dollar Cost Averaging  request in proper form. The amounts  transferred  will be credited at the price of the  Subaccount as of the end of the Valuation  Date on
which the  transfer is effected.  Amounts  periodically  transferred  under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

   You may make changes to the option by writing to the Company's Administrative
Office or be telephone provided the proper form is completed,  signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to  terminate  this option by written  request to the  Company's  Administrative
Office.  In that event,  the Contract Value in the Subaccounts that has not been transferred  will  remain  in those  Subaccounts  regardless  of the  percentage allocation  unless you  instruct us  otherwise.  If you wish to  continue  Asset
Reallocation after it has been canceled,  a new Asset Reallocation/  Dollar Cost
Averaging  form  must be  completed  and  sent to the  Company's  Administrative
Office. The Company may discontinue,  modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation  Option at any time. The Company does not currently charge a fee for this option.

   Contract  Value  allocated to the Fixed  Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative  Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation  Options)
by  telephone  if the proper  form has been  completed,  signed and filed at the
Company's  Administrative  Office.  The minimum  transfer  amount is $25, or the amount  remaining in a given  Subaccount.  The minimum  transfer amount does not apply to  transfers  under  the  Dollar  Cost  Averaging  or Asset  Reallocation
Options.

   The  Company  generally  effects  transfers  between   Subaccounts  at  their
respective  Accumulation  Unit  values as of the close of the  Valuation  Period during  which the  transfer  request is  received;  however,  transfer  requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation
Date will be effected at the Accumulation Unit value determined on the following
Valuation Date. See "Cut-Off Times."

   You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the  Subaccounts  are  restricted as described in "The
Fixed Account."

   The Company  reserves  the right to limit the number of  transfers to 14 in a
Contract  Year,  although the Company does not limit the  frequency of transfers with regard to the Drefus General Money Market  Subaccount.  The Company will so limit your  transfers  if we  determine  that you are  engaging  in a pattern of
transfers   that  is  disruptive  to  the   Underlying   Funds  or   potentially
disadvantageous  to other Owners and Participants  with Contract Value allocated to  the  applicable  Subaccount(s)  and  we  believe  that  suspension  of  your electronic transfer privileges,  as described below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

   FREQUENT   TRANSFER   RESTRICTIONS.   The   Contract  is  not   designed  for
organizations  or individuals  engaging in a market timing  strategy,  or making programmed transfers, frequent transfers or transfers that are large in relation to the total  assets of the  Underlying  Fund.  These  kinds of  strategies  and transfer activities may disrupt portfolio  management of the Underlying Funds in which the Subaccounts  invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the  Underlying  Fund to  liquidate  investments prematurely to pay  withdrawals),  hurt Underlying Fund  performance,  and drive
Underlying Fund expenses (such as brokerage and administrative expenses) higher.
In addition,  because other  insurance  companies  and/or  retirement  plans may invest in the Underlying  Funds,  the risk exists that the Underlying  Funds may suffer harm from programmed,  frequent,  or large transfers among subaccounts of variable  contracts  issued by other  insurance  companies  or among  investment options  available to retirement  plan  participants.  These risks and costs are
borne  by  all  shareholders  of  the  affected   Underlying  Fund,  Owners  and
Participants with Contract Value allocated to the  corresponding  Subaccount (as well as their Designated  Beneficiaries and Annuitants) and long-term  investors who do not generate these costs.

   The  Company  has in place  policies  and  procedures  designed  to  restrict transfers if we determine  that you are engaging in a pattern of transfers  that is disruptive to the Underlying  Funds or potentially  disadvantageous  to other
Owners  and  Participants  with  Contract  Value  allocated  to  the  applicable
Subaccount  (regardless  of the  number  of  previous  transfers  the  Owner  or
Participant has made during the Contract Year). In making this determination, we monitor  transfers  among the  Subaccounts  and the Fixed  Account and consider, among other things, the following factors:

-  the total dollar amount being transferred;

-  the number of transfers you made within the previous 12 months;

-  transfers to and from (or from and to) the same Subaccount;

-  whether your transfers  appear to follow a pattern designed to take advantage of short-term market fluctuations; and

-  whether your  transfers  appear to be part of a group of transfers  made by a third party on behalf of the individual Owners in the group.

   If the Company  determines that your transfer  patterns among the Subaccounts and the Fixed Account are  disruptive  to the  Underlying  Funds or  potentially disadvantageous  to Owners and Participants,  the Company will send you a letter notifying  you that it is  prohibiting  you from making  telephone  transfers or other  electronic  transfers  and  instead  requiring  that you submit  transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter.  In  addition,  the  Company  will  require  that you submit transfer  requests in writing via regular U.S.  mail for a 90-day  period if you make a certain number of transfers  from a Subaccount  followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount)
("round trip transfers") during the prior 12-month period, as follows.

================================================================================
                                                                 NUMBER OF ROUND
                          SUBACCOUNT                            TRIPS TRANSFERS*
--------------------------------------------------------------------------------
Dreyfus General Money Market                                        Unlimited
--------------------------------------------------------------------------------
Van Kampen Aggressive Growth, Van Kampen Comstock, Van Kampen            8
Equity and Income
--------------------------------------------------------------------------------
AIM Basic Value, AIM Mid Cap Core Equity, AIM Small Cap                  4
Growth, AIM Blue Chip, AIM Dynamics, AIM Technology, Ariel,
Calamos Growth, Calamos Growth and Income, Dreyfus
Appreciation, Dreyfus Premier Strategic Value, Dreyfus Midcap
Value, Fidelity Advisor Value Strategies, Fidelity Advisor
Dividend Growth, Fidelity Advisor Mid Cap**, Lehman Brothers
Core Bond, PIMCO High Yield, Security Capital Preservation,
Security Diversified Income, Security Income Opportunity,
Security Global, Security Equity, Security Large Cap Growth,
Security Mid Cap Value, Security Small Cap Growth, Security
Social Awareness, Security Large Cap Value, Security Mid Cap
Growth
--------------------------------------------------------------------------------
American Century Heritage, American Century Select, American             2
Century Equity Income, American Century International Growth,
Wells Fargo Advantage Growth and Income, Wells Fargo
Advantage Growth, Wells Fargo Advantage Small Cap Value,
Wells Fargo Advantage Opportunity
--------------------------------------------------------------------------------
  *Number of round trip transfers in any 12-month period that will trigger a letter requiring that you submit transfer requests in writing via regular
   U.S. mail for a 90-day period that begins on the date of the letter.

 **You may transfer Contract Value to Fidelity Advisor Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.

***You may NOT allocate Purchase Payments or transfer Contract Value to the
   Fidelity Advisor International Capital Appreciation Subaccount.
================================================================================

   In addition to the Company's own frequent  transfer  procedures,  managers of the  Underlying  Funds may contact the Company if they  believe or suspect  that there is market timing or other  potentially  harmful  trading,  and, if so, the
Company will take  appropriate  action to protect  others.  In  particular,  the
Company  may,  and the  Company  reserves  the right to,  reverse a  potentially harmful transfer.  If the Company reverses a potentially  harmful  transfer,  it will  effect  such  reversal  not later than the close of business on the second
Valuation Date  following the Valuation Date in which the original  transfer was effected,  and,  the  Company  will  inform  the Owner in  writing at his or her address of record.

   To the extent  permitted by applicable law, the Company reserves the right to reject a transfer  request at any time that the Company is unable to purchase or redeem  shares  of  any of the  Underlying  Funds  because  of  any  refusal  or restriction  on  purchases  or  redemptions  of their  shares as a result of the
Underlying  Fund's policies and procedures on market timing  activities or other potentially abusive transfers.  The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds in the future.  You should read the  prospectuses of the Underlying  Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

   In its sole discretion,  the Company may revise its market timing  procedures at any time without prior notice as the Company deems  necessary or  appropriate to better detect and deter  programmed,  frequent,  or large  transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate  restrictions on market timers (such as dollar or percentage limits on transfers).  The Company may change its  parameters to monitor for factors other
than  the  number  of  "round  trip   transfers"  into  and  out  of  particular
Subaccounts.  For purposes of applying the parameters  used to detect  potential market timing and other potentially harmful activity,  the Company may aggregate transfers  made in two or more  Contracts  that it believes are  connected  (for example,  two Contracts  with the same Owner,  or owned by spouses,  or owned by different partnerships or corporations that are under common control, etc.).

   The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation  Options in these  limitations.  The Company may vary its market  timing  procedures  from  Subaccount  to  Subaccount,  and  may be  more restrictive with regard to certain  Subaccounts than others. The Company may not always apply these  detection  methods to  Subaccounts  investing in  Underlying
Funds that,  in its  judgment,  would not be  particularly  attractive to market timers or otherwise susceptible to harm by frequent transfers.

   Contract owners seeking to engage in programmed,  frequent, or large transfer activity may deploy a variety of  strategies to avoid  detection.  The Company's ability to detect and deter such  transfer  activity  is limited by  operational systems and technological  limitations.  In addition,  the terms of the Contract may also limit the  Company's  ability to restrict or deter  harmful  transfers.
Furthermore,  the  identification of Owners determined to be engaged in transfer activity that may adversely  affect other  Owners,  Participants,  or Underlying
Fund   shareholders   involves   judgments  that  are   inherently   subjective.
Accordingly,  despite its best efforts,  the Company  cannot  guarantee that its market timing  procedures  will detect every  potential  market  timer,  but the
Company applies its market timing procedures  consistently to all Owners without special  arrangement,  waiver, or exception.  Because other insurance  companies and/or  retirement plans may invest in the Underlying  Funds, the Company cannot guarantee  that the  Underlying  Funds  will not  suffer  harm from  programmed, frequent,  or large transfers among subaccounts of variable  contracts issued by other insurance  companies or among investment  options  available to retirement plan participants.

   The  Company  does not limit or  restrict  transfers  to or from the  Dreyfus
General Money Market Fund. As stated above,  market timing and frequent transfer activities  may disrupt  portfolio  management  of the  Underlying  Funds,  hurt
Underlying Fund performance, and drive Underlying Fund expenses higher.

   Because  the  Company  cannot  guarantee  that it can  restrict  or deter all harmful transfer activity,  Owners bear the risks associated with such activity, including potential  disruption of portfolio  management of the Underlying Funds and potentially  lower  Underlying Fund  performance and higher  Underlying Fund expenses. In addition,  there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result,  the Company will inadvertently  treat those Owners  differently than Owners it does not permit to engage in harmful transfer activity.  Moreover, due to the Company's operational and  technological  limitations,  as well as possible  variations  in the market timing policies of other insurance  companies  and/or  retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently,  there is a risk that some Owners may be able to engage in
market  timing  while  others  suffer  the  adverse   effects  of  such  trading
activities.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the  Subaccounts  is not  guaranteed  by the  Company.  You bear  the  entire investment  risk  relating  to the  investment  performance  of  Contract  Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

-  Investment  performance  of the  Subaccounts  to  which  you  have  allocated
   Contract Value,

-  Interest credited to the Fixed Account,

-  Payment of Purchase Payments,

-  The amount of any outstanding Contract Debt,

-  Full and partial withdrawals, and

-  Charges assessed in connection with the Contract,  including  charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying Funds. The investment performance of a Subaccount will reflect  increases  or  decreases  in the  net  asset  value  per  share  of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  Purchase  Payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the Purchase Payment is credited.

   In addition, other transactions including loans, full or partial withdrawals, transfers,  and assessment of certain  charges  against the Contract  affect the number  of  Accumulation  Units  credited  to a  Contract.  The  number of units credited or debited in  connection  with any such  transaction  is determined by dividing the dollar amount of such  transaction by the price of the Accumulation
Unit  of  the  affected   Subaccount  next  determined   after  receipt  of  the
transaction.  The price of each  Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time.
Transactions  received  at or after  that  time on any  Valuation  Date  will be effected at the Accumulation  Unit value  determined on the following  Valuation
Date.  See  "Cut-Off  Times."  The price of each  Subaccount  may be  determined earlier if trading on the New York Stock  Exchange is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under the
Contract  of 0.95%,  and (5) the  administration  charge  under the  Contract of
0.15%.

   The minimum mortality and expense risk charge of 0.95% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each
Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the
"Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company  deducts the Excess  Charge from this monthly  dividend upon its reinvestment  in the  Subaccount.  The  Excess  Charge is a  percentage  of your
Contract  Value  allocated to the  Subaccount as of the  reinvestment  date. The monthly  dividend is paid only for the purpose of collecting  the Excess Charge.
Assuming  that you owe a charge  above the minimum  mortality  and expense  risk charge and the administration charge, your Contract Value will be reduced in the amount of your  Excess  Charge upon  reinvestment  of the  Subaccount's  monthly dividend.  The Company  deducts the Excess Charge only upon  reinvestment of the monthly  dividend  and does not assess an Excess  Charge  upon a full or partial withdrawal  from the  Contract.  The Company  reserves  the right to compute and deduct the Excess Charge from each  Subaccount on each  Valuation  Date. See the
Statement of Additional  Information  for a more detailed  discussion of how the
Excess Charge is deducted.

CUT-OFF TIMES -- Any financial transactions  involving your Contract,  including those  submitted  by  telephone,  must be  received  by us before any  announced closing of the New York Stock Exchange to be processed on the current  Valuation
Date. The New York Stock Exchange  normally closes at 3:00 p.m.  Central time so financial  transactions  must be  received  by that time (the  "cut-off  time").
Financial  transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers,  full and partial withdrawals,  death benefit payments,  and Purchase
Payments.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law.  Withdrawals  (other than systematic  withdrawals) after the
Annuity Start Date are permitted  only under Annuity  Options 5, 6 and 7 (unless the Owner has elected  fixed  annuity  payments  under  Option 7). See  "Annuity
Period" for a discussion of withdrawals  after the Annuity Start Date. A full or partial  withdrawal  request  generally  will be  effective as of the end of the
Valuation  Period  that a proper  Withdrawal  Request  form is  received  by the
Company at its Administrative  Office;  however, if a Withdrawal Request form is received on a Valuation  Date at or after the cut-off time of 3:00 p.m.  Central time, the withdrawal will be effected at the Accumulation  Unit value determined on the following  Valuation Date. See "Cut-Off  Times." A proper written request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt, any applicable withdrawal charges (if the withdrawal is made from purchase payment that have been held in the Contract for less than seven years), any pro rata account  administration charge and any uncollected premium taxes to reimburse  the Company for any tax on premiums on a Contract that may be imposed by various states and  municipalities.  See "Contingent  Deferred Sales Charge,"
"Account  Administration  Charge," and "Premium Tax Charge." If the Extra Credit
Rider  is in  effect,  Contract  Value  will  also  be  reduced  by  any  Credit
Enhancements  that have not yet vested.  See the discussion of vesting of Credit
Enhancements  under  "Extra  Credit."  The  Withdrawal  Value during the Annuity
Period under Option 7 is the present value of future annuity  payments  commuted at the assumed  interest rate,  less any applicable  withdrawal  charges and any uncollected premium taxes.

   The  Company  requires  the  signature  of  the  Owner  on  any  request  for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another  investment.  The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national  securities  exchange  or  savings  association.  The  Company  further requires  that any request to transfer or exchange  all or part of the  Contract for  another  investment  be made upon a transfer  form  provided by the Company which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal request less any applicable withdrawal charge, any premium tax charge and  a  percentage  of  any  Credit  Enhancements  that  have  not  yet  vested.
Alternatively,  you may  request  that any  withdrawal  charge,  any premium tax charge and a percentage of any unvested  Credit  Enhancements,  be deducted from your  remaining  Contract  Value,  provided  there is sufficient  Contract Value available.  Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining  Contract Value,  your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge and a percentage of any Credit  Enhancements that have not yet vested.  See "Premium Tax Charge" and
"Extra  Credit." If a partial  withdrawal is requested  after the first Contract
Year that would leave the Withdrawal Value in the Contract less than $2,000, the
Company  reserves the right to treat the partial  withdrawal  as a request for a full withdrawal.  No partial  withdrawal will be processed which would result in the withdrawal of Contract Value from the loan account.

   The Company will deduct the amount of a partial  withdrawal from the Contract
Value  in the  Subaccounts  and the  Fixed  Account,  according  to the  Owner's instructions to the Company.  If you do not specify the allocation,  the Company will  deduct  the  withdrawal  in the same  proportion  that  Contract  Value is allocated among the Subaccounts and the Fixed Account.

   A full or partial withdrawal,  including a systematic withdrawal,  may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a  percentage  of Contract  Value  allocated  to the  Subaccounts  and/or  Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable beneficiary, if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge  and  premium  tax.  Contract  Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra Credit." In no event will payment of a systematic  withdrawal  exceed the
Contract Value less any applicable  withdrawal charges,  any uncollected premium taxes, any pro rata account  administration charge, and any reduction for Credit
Enhancements  that have not yet vested (the  "Withdrawal  Value").  The Contract will  automatically  terminate if a systematic  withdrawal causes the Contract's
Withdrawal Value to equal $0.

   The  Company  will  effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as
you have directed. If you do not specify the allocation, the Company will deduct the  systematic  withdrawal  in the  same  proportion  that  Contract  Value  is allocated among the Subaccounts and the Fixed Account.

   The Company may, at any time,  discontinue,  modify,  suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on withdrawals  made prior to the Owner attaining age 59 1/2. See  "Restrictions on Withdrawals from Qualified Plans," and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period beginning when you receive the Contract.  Purchase
Payments  received  during the Free-Look  period will be allocated  according to your instructions  contained in the application or more recent instructions,  if any. If you return your Contract during the Free-Look  Period,  the Company will then deem void the returned  Contract and will refund to you as of the Valuation
Date on which the Company receives your Contract Purchase Payments  allocated to the Fixed  Account (not  including any Credit  Enhancements  if the Extra Credit
Rider was in effect).  The Company will also refund any Contract Value allocated to the Subaccounts  based upon the value of  Accumulation  Units next determined after we receive your  Contract,  plus any charges  deducted  from such Contract
Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current  value of any Credit  Enhancements  from the amount of Contract  Value  refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

   Some states' laws require us to refund your Purchase Payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund
Purchase Payments allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT -- You should  consider the following  provisions  carefully  when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties.  Naming  different  persons as Owner(s)
Annuitant(s)  and  Designated  Beneficiary(ies)  can have  important  impacts on whether the death benefit is paid, and on who would receive it.

   If the Owner dies prior to the Annuity  Start Date while this  Contract is in force,  the Company will  calculate  the death benefit  proceeds  payable to the
Designated  Beneficiary as of the Valuation Date the Company  receives due proof of the  Owner's  death and  instructions  regarding  payment  to the  Designated
Beneficiary.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain  limitations.  See  "Distribution  Requirements."  If the Owner is not a
natural  person,  the death benefit  proceeds will be calculated upon receipt of due  proof  of death  of the  Annuitant  prior  to the  Annuity  Start  Date and instructions regarding payment. If the death of the Owner occurs on or after the
Annuity Start Date, any death benefit will be determined  according to the terms of the Annuity Option. See "Annuity Options."

   The  death  benefit  proceeds  will  be  the  death  benefit  reduced  by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If the age of each  Owner was 80 or  younger  on the
Contract  Date and an Owner  dies  prior to the  Annuity  Start  Date while this
Contract is in force, the amount of the death benefit will be the greater of:

1.  The sum of all Purchase  Payments (not including any Credit  Enhancements if the  Extra  Credit  Rider  was in  effect),  less any  reductions  caused by previous withdrawals, including withdrawal charges, or

2.  The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit  Enhancements applied during the 12 months prior to the date of the Owner's death).

   If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

   If you  purchased one of the optional  Riders that provide an enhanced  death benefit,  your death benefit will be determined in accordance  with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit; Guaranteed
Growth Death Benefit;  Combined  Annual  Stepped Up and Guaranteed  Growth Death
Benefit;  Enhanced  Death  Benefit;  Combined  Enhanced Death Benefit and Annual
Stepped Up Death Benefit;  Combined Enhanced Death Benefit and Guaranteed Growth
Death Benefit;  and Combined  Enhanced  Death  Benefit,  Annual Stepped Up Death
Benefit, and Guaranteed Growth Death Benefit.  Your death benefit proceeds under the rider will be the death benefit  reduced by any  outstanding  Contract Debt, any pro rata account  administration  charge,  and any uncollected  premium tax, and, if the  proceeds are based upon  Contract  Value,  any Credit  Enhancements applied during the 12 months preceding the Owner's date of death.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  However,  if the  Owner has  completed  a  restricted  beneficiary designation  form,  the death benefit  proceeds  will be paid to the  Designated
Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE
AT ITS ADMINISTRATIVE  OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH
INSTRUCTIONS  REGARDING THE DEATH BENEFIT PAYMENT,  THE DEATH BENEFIT WILL BE AS
SET FORTH IN ITEM 2 ABOVE.  If the Designated  Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and  duration of  payments  that the  Beneficiary  may  receive,  and requirements respecting timing of payments. A tax adviser should be consulted in considering  Annuity  Options.  See  "Federal  Tax  Matters"  and  "Distribution
Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Qualified
Plan, the terms of the particular  Qualified Plan and the Internal  Revenue Code should be reviewed with respect to limitations or restrictions on  distributions following the death of the Owner or Annuitant.  Because the rules  applicable to
Qualified  Plans are  extremely  complex,  a  competent  tax  adviser  should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your
Purchase Payments have been held under the Contract.

   The Company will waive the  withdrawal  charge on  withdrawals  to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year,  to 10% of Purchase  Payments,  excluding  any Credit
Enhancements,  made during the year and for any subsequent Contract Year, to 10%
of Contract Value as of the first Valuation Date of that Contract Year.

   The withdrawal charge applies to the portion of any withdrawal, consisting of
Purchase  Payments,  that exceeds the Free  Withdrawal  amount.  For purposes of determining the withdrawal charge, withdrawals are considered to come first from
Purchase  Payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  Purchase  Payments for the purpose of determining  future withdrawal charges.

   The amount of the charge will depend on how long your Purchase  Payments have been held under the Contract.  Each  Purchase  Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase  Payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                   ==========================================
                   PURCHASE PAYMENT AGE
                        (IN YEARS)          WITHDRAWAL CHARGE
                   ------------------------------------------
                            1                     7%
                            2                     7%
                            3                     6%
                            4                     5%
                            5                     4%
                            6                     3%
                            7                     2%
                        8 and over                0%
                   ==========================================

   The Company will deduct the withdrawal  charge from your withdrawal  payment, unless you request that the charge be deducted from remaining Contract Value and provided  there is sufficient  Contract  Value  available.  In no event will the amount of any withdrawal charge,  when added to such charge previously  assessed against any amount withdrawn from the Contract,  exceed 7% of Purchase  Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon:
(1) payment of death benefit  proceeds;  or (2) annuity options that provide for payments for life, or a period of at least seven years.  The Company will assess the withdrawal  charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

   The  withdrawal  charge is  designed to  reimburse  the Company for costs and other expenses associated with the promotion and sales of the Contract,  such as paying sales commissions to broker-dealers.  It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges,  including  amounts  derived  indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company  deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.95%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts the excess amount from your
Contract Value on a monthly basis.  The mortality and expense risk charge amount is determined  each month by reference to the amount of your Contract  Value, as set forth in the table below.

                   ==========================================
                                         ANNUAL MORTALITY AND
                   CONTRACT VALUE        EXPENSE RISK CHARGE
                   ------------------------------------------
                   Less than $25,000            1.10%
                   $25,000 or more              0.95%
                   ==========================================

These amounts are also deducted during the Annuity  Period.  Under Options 5 and
6, the mortality and expense risk charge is calculated and deducted as described above.  However,  the mortality  and expense risk charge is 1.25%,  on an annual basis,  under  Options 1 through  4, 7 and 8, in lieu of the  amounts  set forth above and is deducted  daily.  The mortality and expense risk charge is intended to  compensate  the Company for certain  mortality and expense risks the Company
assumes  in  offering  and   administering   the  Contracts  and  operating  the
Subaccounts.

   The expense risk is the risk that the  Company's  actual  expenses in issuing and  administering  the Contract and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

   The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and  administrative  expenses,  but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The purpose of this charge is to compensate the Company for the expenses  associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT  ADMINISTRATION CHARGE -- The Company deducts an account  administration charge of $30.00 from Contract Value at each Contract  Anniversary.  The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge  is  to  be  deducted.  The  Company  will  deduct  a  pro  rata  account administration  charge (1) upon a full  withdrawal;  (2) upon the Annuity  Start
Date if one of the Annuity  Options 1 through 4, 7 or 8 is chosen;  and (3) upon payment of a death  benefit.  This  charge is not  deducted  during the  Annuity
Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen.  The purpose of the charge is to  compensate  the Company for the  expenses  associated  with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a Purchase Payment.  The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable.
Partial  withdrawals,  including  systematic  withdrawals,  may be  subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not  refundable.  The Company  reserves the right to deduct premium taxes when due or any time  thereafter.  Premium tax rates  currently range from 0% to
3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE -- The Company charges an effective annual interest rate on a loan that currently is an amount equal to the  Guaranteed  Rate plus 2.75% and plus the total  charges  for riders you have  selected.  The  Company  also will credit the amount in the loan  account with an effective  annual  interest  rate equal  to  the  Guaranteed  Rate.  After  offsetting  interest  credited  at the
Guaranteed  Rate,  the net cost of a loan is the  interest  rate  charged by the
Company less the amount of the Guaranteed  Rate. Thus, the highest net cost of a loan you may be charged  currently is 2.75%,  plus the amount of any  applicable rider charges.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of the Company and the Separate  Account" and "Charge
for the Company's Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the
Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL  RIDER CHARGES -- In addition to the charges and  deductions  discussed above, you may purchase certain optional riders under the Contract.  The Company makes each rider  available  only at issue.  You may select  only one Rider that provides a death benefit.

   The  Company  deducts a monthly  charge  from  Contract  Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from  Contract  Value  beginning on the Contract  Date and ending on the Annuity
Start  Date if you elect  one of  Annuity  Options 1 through  4, 7 or 8 and will deduct  the  monthly  rider  charge  for the life of the  Contract  if you elect
Annuity  Option 5 or 6. Thus the Company may deduct certain rider charges during periods  where no benefits  are  provided  or payable.  The charge for the Extra
Credit Rider,  however,  is deducted only during the seven-year period beginning on the Contract  Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.  You may not select  riders  with a total  charge that  exceeds  1.55% of
Contract  Value  (1.00%  of  Contract  Value if you  select  a 0-Year  Alternate
Withdrawal Charge Rider).  As an example,  you may not purchase the Extra Credit
Rider at 5% with a cost of 0.70%  and the  0-Year  Alternate  Withdrawal  Charge
Rider with a cost of 0.70%, because the total cost of such riders,  1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract issued with a
0-Year Alternate Withdrawal Charge Rider.

================================================================================
Optional Rider Expenses (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                          Annual
                                                                           Rider
                                                                Rate(1)   Charge
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                  3%      0.15%
                                                                   5%      0.30%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                    --      0.20%
--------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                                    3%      0.10%
                                                                   5%      0.20%
                                                                   6%      0.25%
                                                                   7%      0.30%
--------------------------------------------------------------------------------
Combined Annual Stepped Up and
Guaranteed Growth Death Benefit                                    5%      0.25%
--------------------------------------------------------------------------------
Enhanced Death Benefit                                             --      0.25%
--------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit              --      0.35%
--------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit              5%      0.35%
--------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up
and Guaranteed Growth Death Benefit                                5%      0.40%
--------------------------------------------------------------------------------
Extra Credit(2)                                                    3%      0.40%
                                                                   4%      0.55%
                                                                   5%      0.70%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                        --      0.05%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge                                      0-Year    0.70%
                                                                 4-Year    0.55%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability               --      0.05%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability               --      0.10%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                             --      0.15%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2               --      0.20%
--------------------------------------------------------------------------------
(1)  Rate refers to the  applicable  interest  rate for the  Guaranteed  Minimum
     Income  Benefit  Rider,  the  Guaranteed  Growth Death Benefit  Rider,  the
     Combined Annual Stepped Up and Guaranteed  Growth Death Benefit Rider,  the
     Combined  Enhanced and  Guaranteed  Growth  Death  Benefit  Rider,  and the
     Combined  Enhanced,  Annual Stepped Up and Guaranteed  Growth Death Benefit
     Rider,  the applicable  Credit  Enhancement rate for the Extra Credit Rider and the applicable  withdrawal charge schedule for the Alternate Withdrawal
     Charge Rider.

(2)  The  Company  will deduct the charge for this rider  during the  seven-year period beginning on the Contract Date.
================================================================================

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 1.10%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the  Annuity  Start  Date.  See  "Selection  of an  Option."  If there are Joint
Annuitants,  the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity  under one of the  options  described  below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

   The Contract  provides for eight Annuity Options.  The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are available  where required by law. The annuity rates reflect the  Annuitant's life expectancy  based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's  gender,  unless unisex rates apply. The annuity rates are based upon the 1983(a)  mortality table with mortality  improvement  under  projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.  In the case of Options 5 and 6 as described  below,  annuity payments are based upon Contract Value without regard to annuity rates.

   Annuity  Options 1 through 4 and 8 provide for payments to be made during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.  For example, if you select  monthly  payments and your payment amount would be $75 per month, the Company  could elect to change your  payment  frequency to quarterly as less frequent  payments  will result in a larger  payment  amount  (assuming the same amount is applied to purchase the annuity).

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot  change the Annuity  Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal  Value.  An Owner also cannot change the Annuity  Option or make partial  withdrawals or surrender his or her  annuity  for the  Withdrawal  Value if he or she has  elected  fixed annuity  payments  under Option 7. Under  Annuity  Options 5 and 6, an Owner may
make full or partial  withdrawals  of  Contract  Value  (other  than  systematic withdrawals),  subject to any applicable withdrawal charge,  premium tax charge, and pro rata account administration charge.

   If an Owner  has  elected  variable  annuity  payments  or a  combination  of variable  and  fixed  annuity  payments  under  Option 7, and Owner may elect to withdraw the present value of future annuity  payments,  commuted at the assumed interest rate,  subject to a reduction for any applicable  withdrawal charge and any  uncollected  premium  tax. If the Owner elects a partial  withdrawal  under
Option 7, future variable  annuity  payments will be reduced as a result of such withdrawal.  The  Company  will  make  payment  in the  amount  of  the  partial withdrawal  requested and will reduce the amount of future annuity payments by a percentage that is equal to the ration of (i) the partial  withdrawal,  plus any applicable  withdrawal  charge and any  uncollected  premium tax,  over (ii) the present value of future annuity payments, commuted at the assumed interest rate.
The number of Annuity Units in calculating  future variable  annuity payments is reduced  by the  applicable  percentage.  The  Owner  may  not  make  systematic withdrawals  under Option 7. See "Value of Variable  Annuity  Payments:  Assumed
Interest Rate" for more  information  with regard to how the Company  calculates variable annuity payments.

   An Owner or  Annuitant  may  transfer  Contract  Value among the  Subaccounts during the Annuity Period.

   The Contract  specifies annuity tables for Annuity Options 1 through 4, 7 and
8, described below. The tables contain the guaranteed minimum dollar amount (per
$1,000  applied) of the FIRST  annuity  payment for a variable  Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further  annuity  payments will be made.  If you have elected the  Guaranteed
Minimum  Income  Benefit  Rider,  you may apply the  Minimum  Income  Benefit to purchase a fixed Life Income Annuity with a 10-year period certain.  The annuity rates  under  the rider are based  upon the  1983(a)  projection  scale G and an interest rate of 2 1/2% in lieu of the rate described above.

   OPTION 3 -- LIFE WITH  INSTALLMENT  OR UNIT REFUND OPTION.  Periodic  annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

   OPTION 4 --

   A. JOINT AND LAST SURVIVOR.  Annuity  payments will be made as long as either
Annuitant is living. Upon the death of one Annuitant,  annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50%
of annuity  payments as elected by the Owner at the time the  Annuity  Option is selected.  With  respect to fixed  annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of Annuity
Units used to determine the annuity payment,  is reduced as of the first annuity payment  following the  Annuitant's  death. It is possible under this Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity  payment due date,  two if both died prior to the third annuity  payment due  date,  etc.  AS IN THE CASE OF  OPTION  1,  THERE IS NO  MINIMUM  NUMBER OF
PAYMENTS  GUARANTEED  UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE
LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS.
You may also select Option 4 with guaranteed payments.  Annuity payments will be made as long as either  Annuitant  is living.  Upon the death of one  Annuitant,
Annuity Payments continue to the surviving  Annuitant at the same level with the promise that if, at the death of the both  Annuitants,  payments  have been made for less than a stated period,  which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such  period  to the  Designated  Beneficiary.  Upon  the  last  death of the
Annuitants  after the period certain,  no further annuity payments will be made.
If you have elected the Guaranteed  Minimum Income Benefit Rider,  you may apply the Minimum Income  Benefit to purchase a fixed Joint and Last Survivor  Annuity with a 10-year period certain.  The annuity rates under the rider are based upon the 1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed  period,  which may be from 5 to 20 years,  as  elected  by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.  The Company will  continue to deduct the monthly  rider charge and pro rata account  administration  charge from  Contract  Value if you elect this option.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,  all guaranteed payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated  Beneficiary.  The Company will  continue to deduct the monthly rider charge and pro rata account  administration  charge from  Contract  Value if you elect this option.

   OPTION 7 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

   OPTION 8 -- JOINT AND CONTINGENT  SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4A,  THERE IS NO MINIMUM  NUMBER OF PAYMENTS  GUARANTEED  UNDER THIS OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

   The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units.  The value of an Annuity Unit for each  Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

   The Company  determines  the number of Annuity  Units used to calculate  each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

   On the Annuity Start Date, the Company divides the initial  variable  annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

   Subsequent variable annuity payments are calculated by multiplying the number of Annuity  Units  allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment is equal to the sum of the  payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

   You may  allocate  all or a portion of your  Purchase  Payments  and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of the  Company's  General  Account,  which  supports the  Company's insurance and annuity obligations.  The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other  jurisdictions  in which the Contract is distributed.  In  reliance on certain  exemptive  and  exclusionary  provisions, interests in the Fixed Account have not been registered as securities  under the
Securities  Act of 1933 (the  "1933  Act") and the  Fixed  Account  has not been registered as an investment  company  under the  Investment  Company Act of 1940
(the "1940  Act").  Accordingly,  neither the Fixed  Account  nor any  interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.
The  Company has been  advised  that the staff of the SEC has not  reviewed  the disclosure in this Prospectus  relating to the Fixed Account.  This  disclosure, however,  may be subject  to  certain  generally  applicable  provisions  of the federal  securities laws relating to the accuracy and completeness of statements made in the  Prospectus.  This  Prospectus  is generally  intended to serve as a disclosure  document  only for  aspects of a  Contract  involving  the  Separate
Account and contains only selected information  regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

   Amounts  allocated to the Fixed Account become part of the General Account of the Company,  which consists of all assets owned by the Company other than those in the Separate Account and other separate  accounts of the Company.  Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience of the Fixed Account.  The principal,  after charges and  deductions, also is guaranteed.  In addition, the Company may in its discretion pay interest at a rate ("Current  Rate") that exceeds the  Guaranteed  Rate. The Company will determine the Current  Rate, if any, from time to time.  Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract  Value in the Fixed  Account may not exceed the  Guaranteed
Rate.

   Contract  Value  allocated  or  transferred  to the Fixed  Account  will earn interest at the Guaranteed  Rate (or Current Rate, if any, in effect on the date such  portion  of  Contract  Value is  allocated  or  transferred  to the  Fixed
Account).  The Current Rate paid on any such portion of Contract Value allocated or transferred  to the Fixed Account will be guaranteed  for rolling  periods of one or more years (each a "Guarantee Period"). The Company currently offers only
Guarantee  Periods of one year. Upon expiration of any Guarantee  Period,  a new
Guarantee  Period of the same  duration  begins with  respect to that portion of
Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

   Because the Company  may, in its sole  discretion,  anticipate  changing  the
Current Rate from time to time,  Contract Value  allocated or transferred to the
Fixed Account at one point in time may be credited with a different Current Rate than amounts  allocated or  transferred to the Fixed Account at another point in time.  For  example,  amounts  allocated  to the  Fixed  Account  in June may be credited  with a different  current  rate than  amounts  allocated  to the Fixed
Account in July. In addition,  if Guarantee  Periods of different  durations are offered,  Contract  Value  allocated or  transferred  to the Fixed Account for a
Guarantee  Period of one duration may be credited with a different  Current Rate than  amounts  allocated  or  transferred  to the Fixed  Account for a Guarantee
Period of a different duration. Therefore, at any time, various portions of your
Contract Value in the Fixed Account may be earning interest at different Current
Rates  depending  upon  the  point  in time  such  portions  were  allocated  or transferred to the Fixed Account and the duration of the Guarantee  Period.  The
Company bears the investment  risk for the Contract Value allocated to the Fixed
Account and for paying interest at the Guaranteed  Rate on amounts  allocated to the Fixed Account.

   For purposes of  determining  the  interest  rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

   If permitted by your Contract, the Company may discontinue accepting Purchase
Payments or transfers into the Fixed Account at any time.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same  fashion for a Contract  that has  Contract  Value  allocated  to the Fixed
Account as for a Contract that has Contract Value allocated to the  Subaccounts.
See "Death Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  Purchase
Payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate Purchase  Payments or transfer  Contract Value to the Subaccounts.  For
Contract  Value that is  allocated  to the Fixed  Account,  any  Optional  Rider charges are  deducted  from  Current  Interest.  The charges for  mortality  and expense  risks and the  administration  charge will not be assessed  against the
Fixed Account,  and any amounts that the Company pays for income taxes allocable to the Subaccounts  will not be charged against the Fixed Account.  In addition, you will  not pay  directly  or  indirectly  the  investment  advisory  fees and operating  expenses  of the  Underlying  Funds to the extent  Contract  Value is allocated to the Fixed Account;  however,  you also will not  participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

   Transfers  from the Fixed Account to the Fidelity  Advisor Mid Cap Subaccount
may be made only if you  purchased  your  Contract  prior to July 31, 2004.  The minimum  amount that you may transfer from the Fixed Account to the  Subaccounts is the  lesser  of (i) $25 or (ii) the  amount of  Contract  Value for which the
Guarantee  Period  expires in the calendar  month that the transfer is effected.
Transfers  of Contract  Value  pursuant to the Dollar Cost  Averaging  and Asset
Reallocation  Options are not  currently  subject to any  minimums.  The Company reserves the right to limit the number of transfers permitted each Contract Year to 14  transfers,  to  suspend  transfers  and to limit the  amount  that may be subject to transfers. See "Transfers of Contract Value."

   If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed
Account, any transfers from the Fixed Account in connection with the Dollar Cost
Averaging or Asset Reallocation  Options will automatically  terminate as of the date of such  Purchase  Payment or  transfer.  You may  reestablish  Dollar Cost
Averaging or Asset  Reallocation by submitting a written request to the Company.
However,  if for any reason a Dollar Cost Averaging Option is canceled,  you may only  reestablish  the  option  after  the  expiration  of the next  monthly  or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

   You may also make full or partial  withdrawals  to the same  extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals."  In addition,  to the same extent as Owners with Contract Value in the  Subaccounts,  the Owner of a Contract used in  connection  with a Qualified
Plan may obtain a loan if so permitted  under the terms of the  Qualified  Plan.
See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a request in good order is received by the Company at its  Administrative  Office.
During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the Company allows.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Owner prior to the Annuity Start Date.  The  Designated  Beneficiary  is the
first person on the  following  list who, if a natural  person,  is alive on the date of death of the Owner:  the Owner; the Primary  Beneficiary;  the Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's estate.  The  Primary  Beneficiary  is  the  individual  named  as  such  in the application  or any later change  shown in the  Company's  records.  The Primary
Beneficiary  will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the  Owner,  careful  consideration  should  be given  to the  manner  in  which  the  Contract  is  registered,  as well as the designation  of the  Primary  Beneficiary.  The Owner  may  change  the  Primary
Beneficiary  at any time while the  Contract  is in force by written  request on forms provided by the Company and received by the Company at its  Administrative
Office.  The change will not be binding on the Company  until it is received and recorded at its  Administrative  Office.  The change will be effective as of the date this form is signed  subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary  Beneficiary may be designated.  The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value
allocated  to  the  Subaccounts,   and  will  transfer  Contract  Value  between
Subaccounts  or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's  Administrative Office. However, the
Company can  postpone  the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

-  During  which the New York Stock  Exchange  is closed  other  than  customary weekend and holiday closings,

-  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

-  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

-  For such other  periods as the SEC may by order permit for the  protection of investors.

The  Company  reserves  the  right to  delay  payments  of any  full or  partial withdrawal  until all of your purchase  payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an Annuitant or age of the
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan.  You may  obtain a loan by  submitting  a proper  written  request  to the
Company.  A loan must be taken and repaid prior to the Annuity  Start Date.  The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts  combined is generally  equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest  outstanding  loan balance  within the  preceding
12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan  balance  on the  date  the  loan is  made;  or (2) 50% of the
Contract  Values or $10,000,  whichever  is greater  (the  $10,000  limit is not available  for  Contracts  issued  under a 403(b) Plan  subject to the  Employee
Retirement  Income  Security Act of 1974 (ERISA)).  For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract  Value.  Two new loans are  permitted each  Contract  Year  but only one loan  can be  outstanding  at any  time.  The
Internal  Revenue Code requires  aggregation  of all loans made to an individual employee  under a single  employer  plan.  However,  since  the  Company  has no information concerning outstanding loans with other providers,  we will only use information  available  under  annuity  contracts  issued by us, and you will be responsible  for  determining  your loan  limits  considering  loans  from other providers.  Reference  should be made to the terms of your particular  Qualified
Plan for any additional loan restrictions.

   When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account.
Amounts  allocated  to the Loan  Account  earn 3%, the minimum  rate of interest guaranteed under the Fixed Account.

   Interest  will be charged  for the loan and will  accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by the Company and currently is equal to the  Guaranteed  Rate plus 2.75% and plus the total charges for riders you have selected. For example, if the  Guaranteed  Rate is 3% and you  selected  the  Annual  Stepped  Up Death
Benefit Rider with an annual  charge of 0.20%,  the loan interest rate is 5.95%.
Because the Contract  Value  maintained in the Loan Account (which will earn 3%)
will always be equal in amount to the outstanding loan balance,  the net cost of a loan is the interest  rate  charged by the Company less 3%. Thus,  the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

   Loans must be repaid  within five  years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
In either event,  your loan must be repaid prior to the Annuity Start Date.  You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft.
Upon receipt of a loan payment,  the Company will transfer  Contract  Value from the Loan Account to the Fixed Account and/or the  Subaccounts  according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

   If you do not make  any  required  loan  payment  by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes.  The total outstanding loan balance,  which includes accrued interest, will be  reported  as income to the  Internal  Revenue  Service  ("IRS") on form
1099-R for the year in which the  default  occurred.  The  Company  may agree to extend  these  deadlines  for late  payments  within any  limits  imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining age 59 1/2. Once a loan has  defaulted,  regularly  scheduled loan payments will not be accepted by the Company.  No new loans will be allowed while a loan is in default.  Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the  accrued  interest  may be  transferred  to the Loan  Account.  If a loan continues to be in default,  the total outstanding  balance may be deducted from
Contract  Value on or after the  Contractowner  attains age 59 1/2. The Contract will  terminate  automatically  if the  outstanding  loan  balance  of a loan in default equals or exceeds the Withdrawal  Value.  Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your  ability to repay the loan and should  consult  with a tax  adviser  before requesting a loan.

   While the amount to secure the loan is held in the Loan  Account,  you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

   In the event that you elect to  exchange  your  Contract  for a  contract  of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

   You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

   If you own a Contract  purchased as a  tax-sheltered  Section  403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement  plans which are Qualified  Plans under the provisions of the Internal  Revenue Code  ("Code").  The ultimate  effect of federal income taxes on the amounts  held under a  Contract,  on annuity  payments,  and on the economic  benefits to the Owner,  the  Annuitant,  and the  Beneficiary or other payee  will  depend  upon the type of  retirement  plan,  if any,  for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

   GENERAL.  The Company  intends to be taxed as a life insurance  company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

   CHARGE FOR THE  COMPANY'S  TAXES.  A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts  or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The
Company  will  review the  question  of a charge to the  Separate  Account,  the
Subaccounts  or the  Contract  for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

   Under current laws,  the Company may incur state and local taxes (in addition
to  premium  taxes)  in  several  states.  At  present,   these  taxes  are  not
significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

   The tax  rules  applicable  to  participants  in such  Qualified  Plans  vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate  retirement  savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contract comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION  403(B).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of
Purchase  Payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section  403(b)  annuities must generally be provided under a plan that meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Each  employee's  interest in a  retirement  plan  qualified  under Code Section
403(b) must generally be  distributed or begin to be distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions  must not extend  beyond the life of the  employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to other qualified  retirement plans and depends  upon,  among other  things,  whether the annuity  contract is purchased with employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled;
or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

   SECTIONS 408 AND 408A. TRADITIONAL  INDIVIDUAL RETIREMENT ANNUITIES.  Section
408 of the Code permits eligible individuals to establish individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional
IRAs").  The Contract may be purchased as a traditional  IRA. The IRAs described in this section are called  "traditional  IRAs" to  distinguish  them from "Roth
IRAs," which are described below.

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons  who may be  eligible  and the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500  during the 2005 tax year,  or $1,000 for the 2006 tax year or any tax year thereafter.  However,  if the  individual  is covered  by an  employer-sponsored retirement plan, the amount of IRA  contributions the individual may deduct in a year may be reduced  or  eliminated  based on the  individual's  adjusted  gross income for the year  ($70,000  for a married  couple  filing a joint  return and
$50,000 for a single taxpayer in 2005). If the individual's spouse is covered by an employer-sponsored  retirement plan but the individual is not, the individual may be able to deduct those  contributions  to a traditional IRA;  however,  the deduction  will be reduced or eliminated if the adjusted gross income on a joint
return  is  between  $150,000  and  $160,000.   Nondeductible  contributions  to
traditional IRAs must be reported to the IRS in the year made on Form 8606.

   Sale of the Contract for use with  traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract
for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  circumstances.  See the IRA
Disclosure Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 403(b)
of the Code;  however,  the  required  beginning  date for  traditional  IRAs is generally  the date that the  contract  owner  reaches age 70 1/2--the  contract owner's  retirement date, if any, will not affect his or her required  beginning date. See "Section  403(b)."  Distributions  from IRAs are generally taxed under
Code  Section  72.  Under these  rules,  a portion of each  distribution  may be excludable from income.  The amount  excludable from the individual's  income is the amount of the  distribution  that  bears the same ratio as the  individual's nondeductible contributions bears to the expected return under the IRA.

   Distributions  of  deductible,  pre-tax  contributions  and  earnings  from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA.  Regular  contributions may be made to a Roth  IRA up to the  same  contribution  limits  that  apply to traditional IRA contributions.  The regular  contribution  limits are phased out for  taxpayers  with $95,000 to $110,000 in adjusted  gross income  ($150,000 to
$160,000  for married  filing  joint  returns).  Also the  taxable  balance in a traditional  IRA may be rolled over or converted  into a Roth IRA for  taxpayers with adjusted gross income of up to $100,000.

   Regular  contributions  to a Roth IRA are not  deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special  requirements imposed by the IRS. Purchasers of the  Contract  for such  purposes  will be provided  with such  supplementary information as may be required by the IRS or other appropriate  agency, and will have the right to revoke  the  Contract  under  certain  requirements.  Unlike a traditional  IRA,  Roth IRAs are not  subject to minimum  required  distribution rules  during  the  Contractowner's  lifetime.  Generally,  however,  the amount remaining  in a Roth  IRA  after  the  Contractowner's  death  must  begin to be distributed by the end of the first  calendar year after death,  and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any  portion  of the  balance to the  credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the  amount  received  to an  eligible retirement  plan,  then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required  minimum  distribution,  death  distributions  (except to a surviving spouse) and certain  corrective  distributions,  will not qualify as an eligible rollover  distribution.  A  rollover  must be made  directly  between  plans  or indirectly within 60 days after receipt of the distribution.

   An "eligible  retirement  plan" will be another  Section  403(b)  plan,  or a traditional  individual  retirement account or annuity described in Code Section
408.

   A Section  403(b) plan must  generally  provide a  participant  receiving  an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess  contribution;  (vii) that are rolled over or  transferred  in accordance with Code requirements;  or (viii) that are transferred  pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Owner  considering  adoption of a Qualified  Plan and purchase of a
Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the  suitability  of the Contract as an  investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the  Underlying  Funds held by the  Subaccounts.  The Company  will  exercise voting rights  attributable  to the shares of each  Underlying  Fund held in the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Funds on matters requiring  shareholder voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

   The person having the voting  interest under a Contract is the Owner.  Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be  purchased  in  the  future  under  the  Contract.
Substituted fund shares may have higher fees and expenses.  The Company may also purchase,  through  the  Subaccount,  other  securities  for  other  classes  of contracts,  or permit a conversion  between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   The Company also reserves the right to establish  additional  Subaccounts  of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also eliminate or combine one or more Subaccounts to all or only certain  classes  of  Owners  if, in its sole  discretion,  marketing,  tax,  or investment conditions so warrant.

   Subject to compliance with applicable law, the Company may transfer assets to the  general  account.  The  Company  also  reserves  the right,  subject to any required regulatory approvals, to transfer assets of the Separate Account or any
Subaccount to another separate account or Subaccount.

   In the  event of any  such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contract,  the  Separate  Account  may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law, the Company also may  establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered  and to make any change to the  provisions  of the  Contracts  to comply with,  or give Owners the benefit of, any  federal or state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  Purchase  Payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive  annual and  semiannual  reports  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  PRIVILEGES  -- You may request a transfer of Contract  Value and may make changes in your purchase payment  allocation and to an existing Dollar Cost
Averaging or Asset Reallocation  option by telephone if the proper form has been completed,  signed, and filed at the Company's  Administrative  Office. You also may  request a transfer of  Contract  Value  electronically  via  facsimile,  or through the Company's  Internet web site if you have  authorized  your financial representative to make financial  transactions on your behalf.  Any telephone or electronic device, whether it is the Company's,  yours, your service provider's, or your registered  representative's,  can experience outages or slowdowns for a variety  of  reasons.  These  outages  or  slowdowns  may delay or  prevent  the
Company's   processing  of  your  transfer  request.   Although  we  have  taken
precautions  to limit these  problems,  we cannot promise  complete  reliability under all circumstances.  If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

   The  Company  has  established   procedures  to  confirm  that   instructions
communicated  by telephone are genuine and will not be liable for any losses due to  fraudulent  or  unauthorized  instructions  provided  it  complies  with its procedures.  The  Company's  procedures  require  that any person  requesting  a
transfer  by  telephone   provide  the  account   number  and  the  Owner's  tax
identification number and such instructions must be received on a recorded line.
The Company reserves the right to deny any telephone  transfer  request.  If all telephone  lines are busy (which might occur,  for  example,  during  periods of substantial market  fluctuations) or are otherwise  unavailable,  you may not be able to  request  transfers  by  telephone  and  would  have to  submit  written requests.

   By authorizing  telephone transfers,  you authorize the Company to accept and act upon telephonic  instructions for transfers  involving your Contract.  There are risks associated with telephone  transactions that do not occur if a written request is submitted.  Anyone  authorizing  or making  telephone  requests bears those risks. You agree that neither the Company, any of its affiliates,  nor any
Underlying  Fund,  will be  liable  for any  loss,  damages,  cost,  or  expense
(including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures.  As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer  privilege.  The Company may discontinue,  modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits  involving  insurers,  substantial  damages have been sought and/or  material  settlement  payments have been made.  Although the outcome of any  litigation  cannot be  predicted  with  certainty,  the  Company believes  that at the  present  time there are no legal  proceedings  pending or threatened to which the Company, the Separate Account, or Security Distributors,
Inc.  ("SDI") is a party that are  reasonably  likely to  materially  affect the
Separate  Account or the  Company's  ability to meet its  obligations  under the
Contract, or SDI's ability to perform its contract with the Separate Account.

   In 2003 and 2004, the SEC requested  information from the Company relating to market timing and late trading of mutual funds and variable insurance  products.
The Company  believes  that these  inquiries  were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices,  policies, and procedures relating to trading in mutual fund shares.  The Company  responded to the information  requests and is not aware of any problems  with respect to such matters  involving  the Company,  SDI, or the
Separate Account.

SALE  OF  THE  CONTRACT  -- The  Company  currently  offers  the  Contract  on a continuous basis. The Company  anticipates  continuing to offer the Contract but reserves the right to discontinue the offering.

   PRINCIPAL UNDERWRITER.  The Company has entered into a principal underwriting agreement with its  affiliate,  Security  Distributors,  Inc.  ("SDI"),  for the distribution  and sale of the  Contract.  SDI's  home  office is  located at One
Security  Benefit  Place,  Topeka,   Kansas  66636-0001.   SDI,  a  wholly-owned
subsidiary of Security  Benefit  Corporation,  is registered as a  broker-dealer with the SEC under the Securities  Exchange Act of 1934 and is a member of NASD,
Inc.

   SDI does not sell the  Contract  directly  to  purchasers.  The  Contract  is offered to the  public  through  registered  representatives  of  broker-dealers
(including  Brecek & Young Advisors,  Inc., an affiliate of the Company and SDI)
that have entered into selling  agreements with the Company and SDI for the sale
of   the   Contract   (collectively,   "Selling   Broker-Dealers").   Registered
representatives  must be  licensed  as  insurance  agents  by  applicable  state insurance  authorities and appointed  agents of the Company in order to sell the
Contract.  The Company pays commissions to Selling  Broker-Dealers  through SDI.
During fiscal years 2004,  2003, and 2002, the amounts paid to SDI in connection
with  all  Contracts  sold  through  the  Separate   Account  were   $4,849,070,
$6,434,187,  and  $3,613,911,  respectively.  SDI passes through  commissions it receives  to  Selling  Broker-Dealers  for their  sales and does not  retain any portion of commissions in return for its services as principal  underwriter  for the Contract.  However,  the Company may pay some or all of SDI's  operating and other expenses, including the following sales expenses: compensation and bonuses
for  SDI's  management  team,   advertising  expenses,  and  other  expenses  of
distributing the Contract.  In addition,  the Company pays SDI an annual payment of 0.75% of all Purchase  Payments  received  under variable  annuity  contracts issued by the Company to support SDI's ongoing operations.

   SELLING   BROKER-DEALERS.   The  Company  pays  commissions  to  all  Selling
Broker-Dealers  in  connection  with  the  promotion  and  sale of the  Contract according to one or more  schedules.  A portion of any payments  made to Selling
Broker-Dealers  may  be  passed  on  to  their  registered   representatives  in
accordance with their internal compensation programs. The Company may use any of its corporate  assets to pay  commissions  and other costs of  distributing  the
Contract,  including  any profit from the  mortality  and expense risk charge or other  fees and  charges  imposed  under  the  Contract.  Commissions  and other incentives or payments described below are not charged directly to Owners or the
Separate  Account.  The Company  intends to recoup  commissions  and other sales expenses  through  fees and  charges  deducted  under the  Contract  or from its
General Account.

   COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a  percentage  of initial  and  subsequent  Purchase  Payments at the time it receives  them,  as a percentage  of Contract  Value on an ongoing  basis,  or a combination  of both.  While  the  amount  and  timing of  commissions  may vary depending on the selling  agreement,  the Company does not expect commissions to exceed  6%  of  aggregate  Purchase  Payments  (if  compensation  is  paid  as a percentage of Purchase  Payments) and 0.25%  annually of average  Contract Value
(if  compensation is paid as a percentage of Contract  Value).  The Company also pays  non-cash  compensation  in  connection  with  the  sale  of the  Contract, including  conferences,  seminars and trips (including travel, lodging and meals in connection  therewith),  entertainment,  merchandise and other similar items.
The Company may  periodically  establish  commission  specials  (such as the one described below); however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

   The registered representative who sells you the Contract typically receives a
portion  of  the   compensation   the  Company   pays  to  his  or  her  Selling
Broker-Dealer,  depending on the agreement between the Selling Broker-Dealer and
your  registered   representative  and  the  Selling  Broker-Dealer's   internal
compensation  program.  These  programs  may  include  other  types  of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR
FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING  BROKER-DEALER FOR WHOM
HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

   ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS.  In addition
to  ordinary  commissions  and  non-cash  compensation,   the  Company  may  pay
additional compensation to selected Selling  Broker-Dealers.  These payments may be: (1) trail commissions or persistency  payments,  which are periodic payments
based  on  contract  values  of  the  Company's  variable  insurance   contracts
(including Contract Values of the Contract) or other persistency standards;  (2)
preferred  status  fees  (which  may be in the  form of a higher  percentage  of ordinary  commission)  paid to obtain  preferred  treatment  of the  Contract in
Selling  Broker-Dealers'   marketing  programs,   including  enhanced  marketing
services and increased access to their registered representatives;  (3) one-time bonus payments for their  participation  in sales  promotions with regard to the
Contract;  (4) periodic bonus payments calculated as a percentage of the average contract  value of the Company's  variable  insurance  contracts  (including the
Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
and (5)  industry  conference  fees  paid to help  defray  the  costs  of  sales conferences and educational seminars for the Selling Broker-Dealers'  registered representatives.

   The following list sets forth the names of the top ten Selling Broker-Dealers that  received  additional  compensation  from the Company in 2004 in connection with  the  sale of its  variable  annuity  contracts,  variable  life  insurance policies,  and  other  insurance  products  (including  the  Contract):  Vantage
Securities, Inc.; Aquarius Fund Distributors, LLC; OFG Financial Services, Inc.;
Brecek & Young Advisors, Inc.; Legend Equities Corp.; Morgan Keegan and Company,
Inc.; Lincoln Investment  Planning,  Inc.; Butler Freeman Tally Financial Group,
LLC; PacVest Associates, Inc.; and USA Financial Securities Corporation.

   These  additional  compensation  arrangements  are not offered to all Selling
Broker-Dealers  and  the  terms  of such  arrangements  and  the  payments  made thereunder may differ substantially among Selling  Broker-Dealers.  The payments may be significant and may be calculated in different ways by different  Selling
Broker-Dealers.  These arrangements are designed to specially encourage the sale of the  Company's  products  (and/or its  affiliates'  products) by such Selling
Broker-Dealers.  The  prospect  of  receiving,  or the  receipt  of,  additional
compensation  may  provide  Selling   Broker-Dealers   and/or  their  registered
representatives  with an  incentive  to favor sales of the  Contract  over other variable  annuity  contracts  (or other  investments)  with  respect  to which a
Selling Broker-Dealer does not receive additional compensation,  or lower levels of additional compensation.  You may wish to take such payment arrangements into account when  considering  and  evaluating  any  recommendation  relating to the
Contract. ASK YOUR REGISTERED  REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT
HE OR SHE AND THE SELLING  BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN
CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

   ADDITIONAL  COMPENSATION  PAID  TO  AFFILIATED  SELLING  BROKER-DEALERS.   In
addition  to  ordinary  commissions,   non-cash  compensation,   and  additional
compensation,  the Company pays some or all of the operating and other  expenses
of  its  affiliated  Selling  Broker-Dealer,   Brecek  &  Young  Advisors,  Inc.
("Brecek"),  such as paid-in-capital,  overhead,  and legal and accounting fees.
SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does  not  pay  any  portion  of  such  marketing  allowance  to its  registered representatives.  Brecek pays its  registered  representatives  a portion of the commissions  received  for their sales of the  Contract in  accordance  with its respective internal compensation program.

   BONUS  COMMISSION  PAYMENT  PROGRAM.  During the period from  January 1, 2005 through February 28, 2006,  Security  Distributors,  Inc. ("SDI"), in connection with the  Company,  will  offer a special  "bonus"  commission  payment  program pursuant to which SDI will pay additional commissions  ("Promotional  Payments")
to certain selling firms whose registered representatives achieve certain target purchase  payment levels under Contracts.  Each selling firm determines,  in its own discretion,  whether to pay its registered  representatives all or a portion of the Promotional Payments it receives.

   More specifically,  the amount of a Promotional  Payment is equal to 1.00% of
"eligible purchase  payments" made under Contracts  attributable to a particular registered representative's sales. Eligible purchase payments include:

1.  Initial Purchase Payments and all subsequent  Purchase Payments made under a
    Contract  between January 1, 2005 and February 28, 2006 pursuant to a salary reduction  program,  if the  application for the Contract is received by the
    Company between January 1, 2005 and December 31, 2005; and

2.  Initial or  subsequent  Purchase  Payments  made  under a  Contract  between
    January 1, 2005 and February 28, 2006, if the initial or subsequent Purchase
    Payment was made in  connection  with an  exchange  of an existing  variable annuity contract or variable life insurance policy occurring between January
    1, 2005 and December 31, 2005.

Selling  firms  must meet  certain  minimum  eligible  purchase  payment  levels attributable to a particular registered representative's sales before qualifying for Promotional Payments.

   The higher the number of Contracts sold between  January 1, 2005 and December
31,  2005  and/or the dollar  amount of total  purchase  payments  made  between
January 1, 2005 and February 28, 2006, the higher a selling  firm's  Promotional
Payments may be. For example,  if total eligible purchase payments  attributable to your registered  representative reach $1,000,000 by February 28, 2006, his or her selling  firm will receive a  promotional  payment of $10,000.  However,  if total eligible purchase payments attributable to your registered  representative reach  $10,000,000  by February 28, 2006, his or her selling firm will receive a promotional payment of $100,000.

   SDI will not pay any  Promotional  Payments to a selling  firm if a Contract:
(1) does not  impose a  contingent  deferred  sales  charge  or only  imposes  a contingent  deferred  sales  charge  during  the first  Contract  Year;  (2) was purchased in exchange for an existing variable annuity contract or variable life insurance  policy issued by the Company or its  affiliate;  (3) was purchased in exchange  for a variable  annuity  contract or variable  life  insurance  policy issued  by an  insurance  company  not  affiliated  with  the  Company  and  the contingent deferred sales charge was waived as a result of the exchange; (4) was not  purchased  in  connection  with  a  Section  403(b)  or 457  tax  qualified retirement plan; (5) application was received by the Company prior to January 1,
2005 or after  December  31,  2005;  or (6) is owned by an  individual  who owns another  Contract  pursuant  to  which  his or her  selling  firm  is  receiving
Promotional Payments.

   The  prospect  of  receiving,  or the receipt of,  Promotional  Payments  may provide selling firms and/or their registered  representatives with an incentive to favor sales of the Contracts over other variable annuity  contracts (or other investments)  with respect to which a selling  firm does not receive  additional compensation,  or lower levels of additional compensation.  You may wish to take such payment  arrangements  into account when  considering  and  evaluating  any recommendation relating to the Contracts. For more information about Promotional
Payments or any other compensation  arrangements,  ask your sales representative for further  information  about what your sales  representative  and the selling firm for which he or she works may receive in connection with your purchase of a
Contract.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection  with the issue and sale of the Contract described  in this  Prospectus,  the  Company's  authority to issue the Contract under Kansas law,  and the  validity of the forms of the  Contract  under Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining  Subaccounts,  and the total return of all  Subaccounts  may appear in advertisements,  reports,  and promotional  literature to current or prospective
Owners.

   Current yield for the Dreyfus  General Money Market  Subaccount will be based on income received by a hypothetical  investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e.,  assuming that the 7-day  yield would be  received  for 52 weeks,  stated in terms of an annual percentage  return on the  investment).  "Effective  yield" for the Money Market
Subaccount is calculated  in a manner  similar to that used to calculate  yield, but reflects the compounding effect of earnings.  During extended periods of low interest  rates,  and due in part to  Contract  fees and  expenses,  the Dreyfus
General  Money  Market  Subaccount  yields  may also  become  extremely  low and possibly negative.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge,  rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although the Contract was not available  for purchase  until  December  2002, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality  of the  Underlying  Fund in which the
Subaccount invests,  and the market conditions during the given time period, and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the methods  used to  determine  yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus does not include all of the information  included in the Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS -- The consolidated financial statements of the Company and its  Subsidiaries at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial  statements of Variable
Annuity Account XIV at December 31, 2004, and for each of the specified  periods ended  December  31,  2004,  or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial statements relating to the Company and its Subsidiaries. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES AND STRATEGIES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee  that the  investment  objectives  and  strategies  of any
Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES,  RESTRICTIONS AND
RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY
BE FOUND IN THE RESPECTIVE  PROSPECTUSES.  PROSPECTUSES FOR THE UNDERLYING FUNDS
SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. A PROSPECTUS MAY BE OBTAINED
BY CALLING 1-800-888-2461.

AIM GROWTH SERIES -- AIM Growth Series is organized as a Delaware business trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end series management investment company.

   AIM BASIC  VALUE  FUND  (CLASS A).  AIM Basic  Value  Fund (the  "Fund") is a
separate series of the AIM Growth Series.  A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 65% of its
total   assets  in  equity   securities   of  U.S.   issuers  that  have  market
capitalizations  of greater  than $500 million and that the  portfolio  managers believe to be  undervalued  in  relation  to  long-term  earning  power or other factors.  The Fund may also  invest  up to 35% of its  total  assets  in  equity securities of U.S.  issuers that have market  capitalizations  of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by
U.S. issuers.  The Fund may also invest up to 25% of its total assets in foreign securities.

   AIM MID CAP  CORE  EQUITY  FUND  (CLASS  A).  AIM Mid Cap  Core  Equity  Fund
(formerly  AIM Mid Cap  Equity  Fund) (the  "Fund") is a separate  series of AIM
Growth Series. A I M Advisors,  Inc.,  located at 11 Greenway Plaza,  Suite 100,
Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. In complying with  the  80%  investment  requirement,  the  Fund's  investments  may  include synthetic instruments.  Synthetic instruments are investments that have economic characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a mid-cap company if it has a market  capitalization,  at the time of purchase,  within the range of market capitalizations of companies,  included in the Russell Midcap™ Index.  The Russell Midcap Index measures the performance of the  800  companies  in the  Russell  1000®  Index  with  the  lowest  market capitalization.  These companies are considered  representative  of medium-sized companies.  The Fund may invest up to 20% of its net assets in equity securities of companies in other market  capitalization  ranges or in investment-grade debt securities.

   AIM SMALL CAP GROWTH FUND  (CLASS A). AIM Small Cap Growth Fund (the  "Fund")
is a separate series of AIM Growth Series. A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net  assets,  plus the amount of any  borrowings  for  investment  purposes,  in small-cap companies. In complying with the 80% investment requirement,  the Fund will invest primarily in marketable  equity  securities,  including  convertible securities, but its investments may include other securities,  such as synthetic
instruments.   Synthetic   instruments  are   investments   that  have  economic
characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase,  within the range of market capitalizations of companies,  included in the  Russell  2000®  Index.  The Russell  2000 Index is a widely  recognized, unmanaged  index of common  stocks that  measures the  performance  of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market  capitalizations,  at the time of purchase,  outside of the range of market  capitalizations  of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

   In selecting  investments,  the  portfolio  managers  seek to identify  those companies that have strong earnings  momentum or demonstrate other potential for growth of capital.

AIM EQUITY FUNDS -- AIM Equity Funds is organized as a Delaware  business  trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end series management investment company.

   AIM BLUE CHIP FUND  (CLASS A). AIM Blue Chip Fund (the  "Fund") is a separate series of AIM Equity Funds. A I M Advisors,  Inc., located at 11 Greenway Plaza,
Suite 100, Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVES AND STRATEGIES:  To seek long-term  growth of capital.
The Fund seeks to meet its  objectives by investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in blue chip companies. In complying with the 80% investment requirement,  the Fund may invest  primarily in marketable  equity  securities,  including  convertible securities, but its investments may include other securities,  such as synthetic
instruments.   Synthetic   instruments  are   investments   that  have  economic
characteristics  similar to the Fund's  direct  investments,  which may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a blue chip company to be large and medium sized companies  (i.e.,  companies with market  capitalizations,  at the time of purchase,  no smaller than the smallest capitalized  company  included in the Russell  1000® Index) with leading  market positions and which possess the following characteristics:

-  Market Characteristics - Companies that occupy (or in AIM's judgment have the potential  to  occupy)  leading  market  positions  that are  expected  to be maintained or enhanced over time.  Strong market  positions,  particularly in growing  industries,  can give a company  pricing  flexibility as well as the potential for strong unit sales.  These factors can, in turn,  lead to higher earnings growth and greater share price  appreciation.  Market leaders can be identified  within an  industry  as those  companies  that have (i)  superior growth  prospects  compared with other  companies in the same industry;  (ii)
   possession of proprietary  technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

-  Financial  Characteristics  -  Companies  that  possess  at least  one of the following attributes: (i) faster earnings growth than its competitors and the market in general;  (ii) higher profit margins  relative to its  competitors;
   (iii)  strong cash flow  relative to its  competitors;  and/or (iv) a balance sheet with  relatively  low debt and a high return on equity  relative to its competitors.

When the portfolio  managers  believe  securities  other than marketable  equity securities  offer the  opportunity  for long-term  growth of capital and current income,  the Fund may  invest  in  United  States  governmental  securities  and high-quality  debt  securities.  The Fund may also invest up to 25% of its total assets in foreign securities.

AIM  STOCK  FUNDS,  INC.  -- AIM  Stock  Funds,  Inc.  is  registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of seven series, one of which is represented herein.

   AIM DYNAMICS FUND (CLASS A). AIM Dynamics  Fund  (formerly  INVESCO  Dynamics
Fund) (the "Fund") is a separate series of AIM Stock Funds, Inc. A I M Advisors,
Inc.,  located at 11 Greenway  Plaza,  Suite 100,  Houston,  Texas,  77046-1173,
serves as the investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term capital growth.  The
Fund  normally  invests  at least  65% of its net  assets  in  common  stocks of mid-sized  companies.  The Fund  considers a company to be a  mid-capitalization company if it has a market capitalization,  at the time of purchase,  within the range of the largest and smallest capitalized  companies included in the Russell
MidCap® Index.  The Russell  MidCap® Index  measures the  performance of the 800 companies with the lowest market  capitalization in the Russell 1000® Index. The
Fund also has the  flexibility to invest in other types of securities  including preferred stocks convertible securities and bonds.

   The core of the Fund's  portfolio is invested in  securities  of  established companies that are leaders in attractive growth markets with a history of strong returns.  The  remainder of the portfolio is invested in securities of companies that show accelerating growth,  driven by product cycles,  favorable industry or sector  conditions  and other factors that AIM believes will lead to rapid sales or earnings growth.

   The Fund's  strategy  relies on many  short-term  factors  including  current information about a company,  investor interest,  price movements of a company's securities and general market and monetary conditions.  Consequently, the Fund's investments are usually bought and sold relatively frequently.

   While the Fund generally invests in mid-sized  companies,  the Fund sometimes invests in the securities of smaller  companies.  The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

AIM SECTOR FUNDS -- AIM Sector Funds is registered under the Investment  Company
Act  of  1940,  as  amended,  as  an  open-end  management  investment  company, consisting of nine series, one of which is represented herein.

   AIM  TECHNOLOGY  FUND  (CLASS  A).  AIM  Technology  Fund  (formerly  INVESCO
Technology  Fund) (the "Fund") is a separate  series of AIM Sector Funds.  A I M
Advisors,  Inc.,  located  at 11  Greenway  Plaza,  Suite 100,  Houston,  Texas,
77046-1173, serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek growth of capital.  The Fund
invests   primarily  in  the  equity   securities   of   companies   engaged  in
technology-related  industries.  These include,  but are not limited to, applied technology, bio-technology, communications, computers, electronics, Internet, IT services and consulting,  software,  telecommunications  equipment and services, office and factory  automation,  networking,  robotics and video.  Many of these products  and services  are subject to rapid  obsolescence,  which may lower the market value of the securities of the companies in this sector.

   A  core  portion  of the  Fund's  portfolio  is  invested  in  market-leading technology  companies  that AIM, the Fund's  adviser,  believes will maintain or improve their market share  regardless  of overall  economic  conditions.  These companies are usually large,  established  firms that are leaders in their field and have a strategic advantage over many of their competitors.  The remainder of the Fund's  portfolio  consists  of  faster-growing,  more  volatile  technology companies that AIM believes to be emerging  leaders in their fields.  The market prices of these  companies  tend to rise and fall  more  rapidly  than  those of larger, more established companies.

AMERICAN  CENTURY®  INVESTMENTS,  INC.-- American Century  Investments,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

   AMERICAN CENTURY INVESTMENTS HERITAGE FUND (ADVISOR CLASS).  American Century
Investment Management, Inc., located at 4500 Main Street, Kansas City, Missouri,
64111,  serves as investment  adviser of the American Century Heritage Fund (the
"Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS:  To seek long-term capital growth.
The Fund managers look for stocks of  medium-sized  and smaller  companies  they believe will  increase in value over time,  using a growth  investment  strategy developed by American Century  Investment  Management,  Inc. This strategy looks for  companies  with  earnings and revenues  that are growing at a  successively faster or accelerating  pace. The Fund will usually purchase common stocks,  but it can purchase other types of securities as well,  such as domestic and foreign preferred  stocks,  convertible debt securities,  equity-equivalent  securities, non-leveraged  index futures contracts and options,  notes, bonds and other debt securities.  The Fund  generally  limits  its  purchase  of debt  securities  to investment-grade obligations.

   Although  most of the Fund's assets will be invested in U.S.  companies,  the
Fund may invest in securities of foreign  companies.  Foreign investing involves special risks such as political instability and currency fluctuation.

   AMERICAN CENTURY  INVESTMENTS  SELECT FUND (ADVISOR CLASS).  American Century
Investment Management, Inc., located at 4500 Main Street, Kansas City, Missouri,
64111,  serves as investment  adviser of the American  Century  Select Fund (the
"Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS:  To seek long-term capital growth.
The Fund managers look for stocks of larger companies they believe will increase in value over time,  using a growth  investment  strategy  developed by American
Century  Investment  Management,  Inc.  This strategy  looks for companies  with earnings and revenues that are growing at a successively  faster or accelerating pace. The Fund will usually  purchase  common stocks,  but it can purchase other types of  securities  as well,  such as domestic and foreign  preferred  stocks, convertible  debt securities,  equity-equivalent  securities,  notes,  bonds and other debt securities. The Fund generally limits its purchase of debt securities to investment-grade obligations.

   Although  most of the Fund's assets will be invested in U.S.  companies,  the
Fund may invest in securities of foreign  companies.  Foreign investing involves special risks such as political instability and currency fluctuation.

   AMERICAN CENTURY  INVESTMENTS  EQUITY INCOME FUND (ADVISOR  CLASS).  American
Century Investment  Management,  Inc., located at 4500 Main Street, Kansas City,
Missouri,  64111,  serves as investment  adviser of the American  Century Equity
Income Fund (the "Fund").

   INVESTMENT  OBJECTIVES  AND  MAIN  INVESTMENTS:  To seek to  provide  current income.  Capital appreciation is a secondary  objective.  The Fund managers look for stocks  with  favorable  dividend-paying  history  that have  prospects  for dividend  payments  to continue  or  increase.  The Fund,  under  normal  market circumstances,  intends  to  keep  at  least  85%  of  its  assets  invested  in income-paying  securities  and  at  least  80  of  its  assets  in  U.S.  equity securities.  The Fund may invest a portion of its assets in foreign  securities, debt  securities  of  companies,  debt  obligations  of  governments  and  their agencies, and other similar securities.

   AMERICAN  CENTURY  INVESTMENTS  INTERNATIONAL  GROWTH FUND  (ADVISOR  CLASS).
American  Century  Investment  Management,  Inc.,  located at 4500 Main  Street,
Kansas  City,  Missouri,  64111,  serves as  investment  adviser of the American
Century International Growth Fund (the "Fund").

   INVESTMENT  OBJECTIVE AND MAIN INVESTMENTS:  To seek capital growth. The Fund managers  use  a  growth  investment  strategy  developed  by  American  Century
Investment  Management,  Inc. to invest in stocks of foreign companies that they believe  will  increase  in value over time.  This  strategy  looks for  foreign companies with earnings and revenue  growth.  The Fund's assets will be invested primarily in equity  securities of companies located in at least three developed countries  (excluding  the United  States).  The Fund may also purchase  forward
currency  exchange  contracts,   notes,  bonds  and  other  debt  securities  of
companies,  and  obligations  of  domestic  or  foreign  governments  and  their agencies. Foreign investing involves special risks such as political instability and currency fluctuations.

ARIEL MUTUAL FUNDS -- Ariel  Mutual Funds are series of Ariel  Investment  Trust which is registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

   ARIEL FUND. Ariel Fund (the "Fund") is a separate Fund of Ariel Mutual Funds.
Ariel Capital  Management,  LLC, located at 200 East Randolph Drive, Suite 2900,
Chicago, Illinois, 60601, serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek long-term capital appreciation.
To pursue  this  goal,  the Fund  invests  primarily  in the  stocks of  smaller companies with market  capitalizations  generally  between $500 million and $2.5 billion  at the time of  investment.  The Fund  seeks to invest  in  undervalued
companies  that  are  widely   misunderstood,   ignored  or   underfollowed   by
institutional  investors.  These  companies  share several  attributes  that the
Fund's  investment  adviser believes should result in capital  appreciation over time:  (1) a product or service whose strong brand  franchise and loyal customer base pose formidable barriers to potential competition;  (2) capable,  dedicated management;  (3) a solid  balance  sheet with high levels of cash flow and a low burden of debt;  (4) a long history of consistent  earnings  growth.  The Fund's adviser holds investments for a relatively long period of time--typically  three to five years.

CALAMOS  INVESTMENT  TRUST -- Calamos  Investment  Trust is registered under the
Investment Company Act of 1940, as amended,  as an open-end,  diversified series investment company.

   CALAMOS  GROWTH FUND (CLASS A).  Calamos Growth Fund (the "Fund") is a series of  Calamos  Investment  Trust.  Calamos®  Advisors  LLC.,  located  at  1111 E.
Warrenville Road, Naperville, Illinois, 60563-1463, serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: The primary objective of the Growth Fund is long-term  capital  growth.  In pursuing its investment  objective,  the Fund seeks out securities that, in the investment  adviser's opinion,  offer the best opportunities for growth.

   The Fund's  portfolio may include  securities of  well-established  companies with  large  market  capitalizations  as well as  small,  unseasoned  companies.
Although  the  Fund   anticipates  that  it  will  invest  primarily  in  equity securities,  it may  invest in  convertible  securities,  preferred  stocks  and obligations  such as bonds,  debentures and notes that, in its opinion,  present opportunities for capital appreciation.

   The Fund may engage in active and frequent trading of portfolio securities.

   CALAMOS GROWTH AND INCOME FUND (CLASS A). Calamos Growth and Income Fund (the
"Fund") is a series of Calamos Investment Trust. Calamos® Advisors LLC., located at 1111 E. Warrenville Road,  Naperville,  Illinois,  60563-1463,  serves as the
Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  The primary objective of the Growth and
Income Fund is high long-term  total return  through growth and current  income.
The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities. In pursuing its investment objective, the Fund attempts to utilize these  different  types of securities  to strike,  in the  investment adviser's opinion,  the appropriate  balance between risk and reward in terms of growth and income.

   The Fund attempts to keep a consistent  balance  between risk and reward over the course of different market cycles,  through various  combinations of stocks, bonds and/or  convertible  securities,  to achieve what the  investment  adviser believes to be an appropriate  blend for the then-current  market. As the market environment changes,  portfolio securities may change in an attempt to achieve a relatively  consistent  risk level over time.  At some points in a market cycle, one type of security may make up a substantial  portion of the portfolio,  while at other  times  certain  securities  may  have  minimal  or no  representation, depending on market conditions.  The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from five to ten years.  Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

   DREYFUS  APPRECIATION  FUND,  INC.--  Dreyfus  Appreciation  Fund,  Inc. (the
"Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To  seek  long-term  capital  growth consistent  with the  preservation  of capital.  Its  secondary  goal is current income.  To pursue these goals,  the Fund generally  invests at least 80% of its net assets in the common stock of U.S. and foreign  companies.  The Fund focuses on "blue-chip" companies with total market values of more than $5 billion at the time of purchase, including multinational companies. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an
expanding   global   presence  and  the   potential   to  achieve   predictable,
above-average earnings growth.

   In choosing  stocks,  the Fund looks for growth  companies.  The Fund is also alert to companies which it considers  undervalued in terms of earnings,  assets or growth prospects.  The Fund generally maintains relatively large positions in the securities it purchases.

   The Fund  employs a  "buy-and-hold"  investment  strategy,  and seeks to keep annual portfolio turnover below 15%. As a result, the Fund invests for long-term growth rather than short-term profits.

DREYFUS GROWTH AND VALUE FUNDS,  INC.-- Dreyfus Growth and Value Funds,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company, consisting of nine series.

   DREYFUS PREMIER  STRATEGIC  VALUE FUND (CLASS A). Dreyfus  Premier  Strategic
Value Fund (the "Fund") is a separate  series of Dreyfus Growth and Value Funds,
Inc. The Dreyfus  Corporation,  located at 200 Park Avenue,  New York, New York,
10166, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation.  To pursue this goal,  the Fund  invests  at least 80% of its assets in stocks.  The Fund's stock  investments may include common stocks,  preferred  stocks and convertible securities,  including those purchased in initial public offerings. The Fund may invest up to 30% of its  assets in foreign  securities.  The  portfolio  manager identifies potential investments through extensive  quantitative and fundamental research.  The Fund will focus on  individual  stock  selection  (a  "bottom-up"
approach), emphasizing three key factors:

-  value,  or how a stock is valued  relative  to its  intrinsic  worth based on traditional value measures

-  business  health,  or overall  efficiency  and  profitability  as measured by return on assets and return on equity

-  business  momentum,  or the  presence  of a  catalyst  (such  as a  corporate restructuring,  change in management  or spin-off)  that will trigger a price increase near term to midterm

   The Fund  typically  sells a stock when the manager  believes there is a more attractive  alternative,  the  stock's  valuation  is  excessive,  or there  are deteriorating fundamentals such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure.

   At  times,  the  Fund  may  engage  in  short-selling,   hedging  techniques,
overweighting industry and security positions, and investing in small companies, high-yield debt securities and private placements.

   DREYFUS  MIDCAP  VALUE  FUND.  Dreyfus  Midcap  Value Fund (the  "Fund") is a
separate series of Dreyfus Growth and Value Funds, Inc. The Dreyfus Corporation,
located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek to surpass the performance of the Russell  Midcap Value Index.  To pursue this goal, the Fund invests at least
80% of its assets in stocks with market  capitalizations  between $1 billion and
$25 billion at the time of  purchase.  Because  the Fund may  continue to hold a security whose market  capitalization grows, a substantial portion of the Fund's holdings can have market  capitalizations  in excess of $25 billion at any given time. The Fund's stock  investments may include common stocks,  preferred stocks and  convertible  securities of both U.S. and foreign  issuers,  including those purchased in initial public offerings.

   The  Fund's  portfolio  manager  identifies  potential   investments  through
extensive  quantitative  and  fundamental  research.  The  Fund  will  focus  on individual  stock  selection (a  "bottom-up"  approach),  emphasizing  three key factors:

-  value,  or how a stock is valued  relative  to its  intrinsic  worth based on traditional value measures

-  business  health,  or overall  efficiency  and  profitability  as measured by return on assets and return on equity

-  business  momentum,  or the  presence  of a  catalyst  (such  as a  corporate restructuring,  change in management  or spin-off)  that will trigger a price increase near term to midterm

   The Fund  typically  sells a stock  when it is no longer  considered  a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows deteriorating  fundamentals or declining momentum,  or falls short of the portfolio manager's expectations.

   GENERAL MONEY MARKET FUND (CLASS B)*.  General Money Market Fund (the "Fund")
is  registered  under the  Investment  Company  Act of 1940,  as  amended,  as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek as high a level  of  current income as is consistent with the  preservation of capital.  To pursue this goal, the Fund invests in a  diversified  portfolio of high quality,  short-term  debt securities, including the following:

-  securities  issued or  guaranteed  by the U.S.  government or its agencies or instrumentalities

-  certificates  of  deposit,  time  deposits,  bankers'  acceptances  and other
   short-term   securities   issued  by  domestic  or  foreign  banks  or  their
   subsidiaries or branches

-  repurchase agreements

-  asset-backed securities

-  domestic  and   dollar-denominated   foreign   commercial  paper,  and  other
   short-term corporate  obligations,  including those with floating or variable rates of interest

-  dollar-denominated  obligations  issued or  guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

   Normally,  the Fund  invests  at least 25% of its net assets in  domestic  or dollar-denominated  foreign bank obligations.  *An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government  agency.  Although  the Fund  seeks  to  preserve  the  value of your investment at $1.00 per share, it is possible to lose money by investing in this
Fund.

   FIDELITY  ADVISOR SERIES -- Fidelity  Advisor Series is registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.

   FIDELITY® ADVISOR VALUE STRATEGIES FUND (CLASS T). The Fidelity Advisor Value
Strategies  Fund (the "Fund') is a separate  series of Fidelity  Advisor Series.
Fidelity Management & Research Company, located at 82 Devonshire Street, Boston,
Massachusetts, 02109, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE: To seek capital appreciation.

   INVESTMENT  STRATEGIES:  The Fund  normally  invests its assets  primarily in common  stocks.  The Fund  invests in  securities  of  companies  that  Fidelity
Management & Research  Company  believes are  undervalued in the  marketplace in relation to factors  such as the assets,  earnings,  or growth  potential.  (The stocks of these companies are often called "value"  stocks.) The Fund focuses on investments in securities  issued by medium-sized  companies,  but may also make substantial investments in securities issued by larger or smaller companies. The
Fund may  invest  in  domestic  and  foreign  issuers.  In  buying  and  selling securities  for the Fund,  Fidelity  Management  &  Research  Company  relies on fundamental  analysis of each issuer and its  potential  for success in light of its current financial  condition,  its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

   FIDELITY®  ADVISOR  DIVIDEND GROWTH FUND (CLASS T). Fidelity Advisor Dividend
Growth  Fund (the  "Fund")  is a separate  series of  Fidelity  Advisor  Series.
Fidelity Management & Research Company, located at 82 Devonshire Street, Boston,
Massachusetts, 02109, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE: To seek capital appreciation.

   INVESTMENT STRATEGIES:  The Fund normally invests primarily in common stocks.
The Fund  normally  invests at least 80% of its total assets in  companies  that
Fidelity  Management & Research Company believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently  paid. The Fund may invest in domestic and foreign  issuers.  Fidelity
Management  &  Research  Company  uses  fundamental  analysis  of each  issuer's financial  condition and industry position and market and economic conditions to select investments for the Fund.

   FIDELITY®  ADVISOR MID CAP FUND (CLASS T). Fidelity Advisor Mid Cap Fund (the
"Fund") is a separate series of Fidelity Advisor Series.  Fidelity  Management &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital.

   INVESTMENT STRATEGIES: The Investment Manager, Fidelity Management & Research
Company,  normally invests at least 80% of the Fund's total assets in securities of companies with medium market capitalization.  The Investment Manager may also
invest  the  Fund's   assets  in  companies   with  smaller  or  larger   market
capitalizations.

   The Investment  Manager may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

   The Investment Manager is not constrained by any particular investment style.
At any given time,  the  Investment  Manager may tend to buy "growth"  stocks or
"value" stocks, or a combination of both types. In buying and selling securities for the Fund,  the Investment  Manager  relies on  fundamental  analysis of each issuer  and  its  potential  for  success  in  light  of its  current  financial condition,  its industry position,  and economic and market conditions.  Factors considered include growth potential, earnings estimates, and management.

   The Investment  Manager may also lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

   The Investment Manager may use various techniques, such as buying and selling futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing security prices or other factors that affect security values.  If the Investment
Manager's  strategies  do not work as  intended,  the Fund may not  achieve  its objective.

   FIDELITY® ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND (CLASS T). Fidelity
Advisor  International  Capital  Appreciation  Fund  (the  "Fund")  is a fund of
Fidelity  Advisor  Series.  Fidelity  Advisor  Series  is  registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company  organized as a  Massachusetts  business  trust.  Fidelity  Management &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital.

   INVESTMENT STRATEGIES: The Investment Manager, Fidelity Management & Research
Company, normally invests primarily in non-U.S. securities, including securities of issuers located in emerging markets.  The Investment Manager normally invests the fund's assets primarily in common stocks.

   The Investment  Manager may also lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

   The Investment Manager may use various techniques, such as buying and selling futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing security prices or other factors that affect security values.  If the Investment
Manager's  strategies  do not work as  intended,  the Fund may not  achieve  its objective. THIS FUND WAS CLOSED TO NEW INVESTORS AS OF DECEMBER 29, 2004.

NEUBERGER  BERMAN INCOME FUNDS -- Lehman  Brothers Core Bond Fund is a series of
Neuberger Income Funds,  which is registered under the Investment Company Act of
1940, as amended, as an open-end management investment company.

   LEHMAN  BROTHERS CORE BOND FUND (INVESTOR  CLASS).  Lehman Brothers Core Bond
Fund ("the Fund") is a series of Neuberger Berman Income Funds. Neuberger Berman
Management Inc., located at 605 Third Avenue,  New York, New York 10158,  serves as investment  adviser of the Fund and Lehman  Brothers  Asset  Management  LLC,
located at 200 South Wacker Drive, Suite 2100,  Chicago,  Illinois 60606, serves as investment sub-adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To maximize  total return  through a combination of income and capital  appreciation.  To pursue its  objective,  the
Fund may invest in U.S.  Treasury  bonds,  bonds  guaranteed by an agency of the
Federal  government,  corporate bonds,  commercial paper, and mortgage and other asset-backed  bonds. At the time of investment,  all of these securities must be at least investment grade. Under normal market  conditions,  the Fund invests at least  80%  of its  net  assets  plus  any  borrowing  for  investment  purposes
(calculated at the time of investment) in high quality  fixed-income  securities for  which  a  ready  market  exists.  If  the  securities  are  private  sector issues--corporate  bonds,  commercial  paper or bonds  secured by assets such as home  mortgages--generally  they must have earned an "A" rating or better from a nationally recognized statistical rating organization, such as Moody's Investors
Service, Standard & Poor's or Fitch. The Fund also considers all bonds issued by the U.S.  government  and its  agencies to be high  quality,  although in highly unusual circumstances such bonds may present credit risk.

PIMCO FUNDS -- PIMCO Funds is  registered  under the  Investment  Company Act of
1940, as amended, as an open-end management investment company.

   PIMCO  HIGH YIELD FUND  (CLASS  A).  PIMCO High Yield Fund (the  "Fund") is a
separate series of the PIMCO Funds.  Pacific Investment  Management Company LLC,
located at 840 Newport  Center  Drive,  Suite 100,  Newport  Beach,  California,
92660, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek maximum total return, consistent with preservation of capital and prudent investment  management.  To pursue this goal, the Fund invests under normal  circumstances at least 80% of its assets in a  diversified  portfolio of high yield  securities  ("junk  bonds") rated below investment  grade but rated at least Caa by Moody's or CCC by Standard & Poor's, or, if unrated,  determined by the Fund's  adviser to be of comparable  quality.
The  remainder of the Fund's  assets may be invested in  investment  grade Fixed
Income Instruments.  The average portfolio duration of this Fund normally varies within a two- to  six-year  timeframe  based on PIMCO's  forecast  for  interest rates. The Fund may invest up to 20% of its assets in securities  denominated in foreign  currencies  and may  invest  without  limit in U.S.  dollar-denominated securities.  The Fund will  normally  hedge at least 75% of its  exposure to the euro to reduce the risk of loss due to fluctuations in currency  exchange rates.
The Fund  may  invest  all of its  assets  in  derivative  instruments,  such as options,  futures  contracts or swap  agreements or in mortgage- or asset-backed securities. The Fund may, without limitation,  seek to obtain market exposure to the  securities  in which it  primarily  invests  by  entering  into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

SECURITY INCOME FUND -- Security Income Fund is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company, consisting of three series, two of which are represented herein.

   SECURITY CAPITAL  PRESERVATION FUND (CLASS A). Security Capital  Preservation
Fund (the "Fund") is a separate series of Security Income Fund. The Fund invests all of its  assets  in a master  portfolio  (the  "Portfolio").  Deutsche  Asset
Management, Inc., 280 Park Avenue, New York, New York 10017 serves as investment adviser of the Portfolio.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To provide high current  income while also  seeking to maintain a degree of stability of  shareholder's  capital.  The
Fund,  through  the  Portfolio,  seeks to achieve its goal by  investing,  under normal market  conditions,  at least 65% of its net assets,  plus any borrowings for  investment  purposes,  in fixed  income  securities  rated,  at the time of purchase,  within the top four long-term rating categories  (i.e.,  BBB-/Baa3 or above) by a nationally recognized statistical rating organization ("NRSRO") (or, if unrated,  determined by DeAM, Inc. to be of similar  quality).  The Fund will invest in  securities  of varying  maturities  and seek to  maintain  an average portfolio duration of 1 to 4.5 years.

   SECURITY  DIVERSIFIED INCOME FUND (CLASS A). Security Diversified Income Fund
(the "Fund") is a separate series of Security Income Fund.  Security  Management
Company,  LLC, One Security Benefit Place, Topeka,  Kansas, serves as the Fund's investment adviser.

   Investment Objective and Strategies:  To seek a high level of interest income with security of principal. The Fund pursues its objective,  under normal market conditions,  by investing  primarily in a  diversified  portfolio of  investment grade debt securities.  The Fund expects to maintain a weighted average duration of three to ten  years.  The debt  securities  in which  the Fund  invests  will primarily  be  domestic  securities,  but may also  include  dollar  denominated foreign  securities.  Some of the asset  classes in which the Fund  invests  may include  investment grade corporate debt securities,  high yield debt securities
(also  known as "junk  bonds"),  investment  grade  mortgage-backed  securities, investment grade asset-backed  securities,  and U.S. Government securities.  The
Fund may also invest a portion of its assets in options and futures contracts.

   SECURITY INCOME  OPPORTUNITY FUND (CLASS A). Security Income Opportunity Fund
(the "Fund") is a separate series of Security Income Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the investment  adviser of the Fund.  Security  Management  Company has engaged Four
Corners Capital Management,  LLC ("Four Corners"),  515 S. Flower Street,  Suite
4310, Los Angeles,  California 90071, to provide investment advisory services to the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek a high level of current income.
The Fund pursues its  objective by  investing,  under normal  circumstances,  at least 80% of its net assets  (including any borrowings for investment  purposes)
in senior secured  floating rate corporate loans ("Senior  Loans") and corporate debt  securities.  The Senior Loans and corporate  debt  securities in which the
Fund  invests  generally  are  rated in medium or lower  rating  categories,  or determined  by Four Corners to be of comparable  quality.  Such  securities  are commonly  referred  to as  "high  yield"  or  "junk  bonds"  and are  considered speculative  with  respect to the  issuer's  capacity to pay  interest and repay principal.  The Fund may invest up to 10% of its net assets in  companies  whose financial  condition  is  troubled  or  uncertain  and that may be  involved  in bankruptcy proceedings,  reorganizations or financial  restructurings.  The Fund may  also  invest a  portion  of its  assets  in other  types of  securities  or instruments.

SECURITY EQUITY FUND -- Security Equity Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of nine series, six of which are represented herein.

   SECURITY  GLOBAL SERIES (CLASS A).  Security  Global Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as the Fund's investment
Adviser.  Security  Management Company has engaged  OppenheimerFunds,  Inc., 498
Seventh  Avenue,  New York,  New York  10018,  to  provide  investment  advisory services to the Fund.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek  long-term  growth of capital primarily through investment in securities of companies in foreign countries and the United  States.  The Fund pursues its objective by  investing,  under normal market conditions, in a diversified portfolio of securities with at least 65% of its total  assets in at least  three  countries,  one of which may be the United
States.  The Fund  primarily  invests in foreign and domestic  common  stocks or convertible stocks of growth-oriented  companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments.  The Fund may actively trade its investments without regard to the  length of time they have been owned by the Fund.  Investments  in debt securities may be made when market conditions are uncertain.  The Fund also may invest a portion of its assets in  options,  futures  contracts  and foreign currencies, which may be used to hedge the Fund's portfolio, to increase returns or to  maintain  exposure  to the equity  markets.  The Fund may also  invest in emerging market countries.

   SECURITY  EQUITY SERIES (CLASS A).  Security  Equity Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund pursues its objective by  investing,  under normal  market  conditions,  at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a widely-diversified  portfolio of equity  securities,  which may include American
Depositary  Receipts  ("ADRs") and  convertible  securities.  The Fund typically invests in equity securities of companies whose total market value is $5 billion or greater at the time of purchase.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.  The Fund may invest in a variety of investment companies,  including those that seek to track the  composition  and  performance of a specific index.
The Fund may use these  index-based  investments  as a way of managing  its cash position,  to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

   SECURITY LARGE CAP GROWTH SERIES (CLASS A).  Security Large Cap Growth Series
(the "Fund") is separate  series of Security  Equity Fund.  Security  Management
Company,  LLC, One Security  Benefit  Place,  Topeka,  Kansas  66636,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund pursues its objective by  investing,  under normal  market  conditions,  at least 80% of its net assets (plus borrowings for investment  purposes) in common stock and other equity securities of large capitalization companies that, in the opinion of Security Management Company, have long-term capital growth potential.
The Fund  defines  large  capitalization  companies  as those whose total market value is at least $5 billion at the time of purchase. The Fund invests primarily in a portfolio of common  stocks,  which may include  ADRs and other  securities with common stock  characteristics,  such as securities  convertible into common stocks.  The Fund is non-diversified as defined in the Investment Company Act of
1940,  which  means that it may hold a larger  position  in a smaller  number of
securities  than  a  diversified   fund.  The  Fund  may  also  concentrate  its
investments  in a  particular  industry  that  represents  20%  or  more  of its benchmark index, the Russell 1000 Growth Index.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY MID CAP VALUE SERIES  (CLASS A).  Security Mid Cap Value Series (the
"Fund") is separate series of Security Equity Fund. Security Management Company,
LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund pursues its objective by  investing,  under normal  market  conditions,  at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a diversified  portfolio of equity  securities  that, when purchased,  have market capitalizations that are similar to those of companies in the Russell 2500 Value
Index.   The  index   currently   consists  of  securities  of  companies   with
capitalizations that range from $66 million to $9.625 billion. The Fund may also invest in ADRs.  The Fund  typically  invests in equity  securities  that appear undervalued relative to assets, earnings, growth potential or cash flows. Due to the  nature  of the value  companies,  the  securities  included  in the  Fund's portfolio  typically  consist of small- to medium-sized  companies.  The Fund is
subject  to  the  risks  associated  with  investing  in  small   capitalization
companies.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY SMALL CAP GROWTH SERIES (CLASS A).  Security Small Cap Growth Series
(the "Fund") is a separate series of Security Equity Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment adviser. Security Management Company has engaged RS Investment
Management, L.P. ("RS Investment"), 388 Market Street, San Francisco, California
94111, to provide investment advisory services to the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund  pursues  its  investment  objective  by  investing,  under  normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes) in equity securities of companies with market  capitalizations of $1.5 billion or less at the time of investment that, in the opinion of RS Investment, have the  potential  for  long-term  capital  growth.  The Fund may  invest  the remainder of its assets in  securities  of  companies of any size.  The Fund may also engage in short  sales of  securities  it expects to decline in price.  The
Fund  will   likely   invest  a  portion  of  its  assets  in   technology   and
Internet-related companies.

   In selecting investments for the Fund, RS Investment looks for companies with sustainable  revenue and  earnings  growth,  companies  that have a  sustainable
competitive   advantage,   superior   financial   characteristics,   and  strong
management;  and companies that are under-followed by Wall Street analysts.  The
Fund may sell a stock  when RS  Investment  believes  that a  company  no longer provides  these  advantages  or that the stock's  price fully  reflects  what RS
Investment believes to be the company's value.

   SECURITY  SOCIAL  AWARENESS  SERIES (CLASS A). Social  Awareness  Series (the
"Fund")  is a separate  series of  Security  Equity  Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment Adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek capital appreciation.  The Fund pursues its  objective  by  investing,  under  normal  market  conditions,  in a
well-diversified   portfolio  of  equity  securities  that  Security  Management
Company,  LLC believes  have  above-average  earnings  potential  and which meet certain established social criteria.  The Fund also may invest in companies that are included in the Domini 400 Social Index(SM),  which companies will be deemed to comply with the Fund's social  criteria.  The Fund  typically  invests in the common stock of  companies  whose total market value is $5 billion or greater at the time of purchase.

SECURITY  LARGE CAP VALUE FUND (CLASS A) -- Security Large Cap Value Fund (Class
A) (the  "Fund") is  registered  under the  Investment  Company Act of 1940,  as amended,  as an open-end  management  investment  company.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment  adviser.  Security Management Company has engaged The Dreyfus
Corporation,  200 Park Avenue,  New York, New York 10166, to provide  investment advisory  services  to the Fund.  The  sub-advisory  agreement  with The Dreyfus
Corporation  has been  terminated  effective  on or about June 30,  2005.  After termination  of the  agreement,  Security  Management  Company,  LLC will assume responsibility for the daily investment management of the Fund's assets.

   INVESTMENT  OBJECTIVES AND STRATEGIES:  To seek long-term  growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least  80% of its net  assets  (plus  borrowings  for  investment  purposes)  in large-capitalization  value  companies  (those  whose total  market  value is $5 billion or greater at the time of purchase).  The Fund's stock  investments  may include common stocks,  preferred stocks and convertible securities of both U.S.
and U.S.  dollar-denominated  foreign issuers.  The Fund may invest a portion of its assets in options and futures contracts.

   EFFECTIVE  ON OR ABOUT JULY 1, 2005,  WHEN THE  SECURITY  MANAGEMENT  COMPANY
ASSUMES RESPONSIBILITY FOR THE DAILY INVESTMENT MANAGEMENT OF THE FUND'S ASSETS,
THE FOLLOWING DESCRIPTION OF THE FUND'S INVESTMENT MANAGEMENT WILL BE EFFECTIVE:

   Investment  Objective:  To seek long-term growth of capital. The Fund pursues its objective by investing,  under normal market conditions, at least 80% of its net  assets  (including  any  borrowings  for  investment  purposes)  in  equity securities  issued by  large-capitalization  companies (those whose total market value is $10 billion or greater at the time of purchase). The Fund's investments
may  include  common  stocks,   preferred  stocks,   futures  and  options,  and
convertible securities of both U.S. and U.S. dollar-denominated foreign issuers.
In choosing  securities,  the Investment  Manager primarily invests in companies that appear to be undervalued relative to assets, earnings,  growth potential or cash flows.

SECURITY MID CAP GROWTH FUND (CLASS A) -- Security Mid Cap Growth Fund (Class A)
(formerly  Security Ultra Fund) (the "Fund") is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company.
Security Management  Company,  LLC, One Security Benefit Place,  Topeka,  Kansas
66636, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek capital appreciation.  The Fund pursues its objective by investing, under normal market conditions, at least 80%
of its net assets (plus  borrowings  for  investment  purposes) in a diversified portfolio of equity securities that, when purchased, have market capitalizations that are similar to those of  companies in the Russell  2500 Growth  Index.  The index currently  consists of securities of companies with  capitalizations  that range from $59 million to $7.316 billion.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

VAN KAMPEN  EQUITY AND INCOME FUND (CLASS A) -- Van Kampen Asset  Management,  1
Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Van Kampen Equity and Income Fund (the "Fund").

   INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES:  To seek the highest possible income  consistent with safety of principal.  Long-term  growth of capital is an important  secondary  objective.  The  Fund  seeks  to  achieve  its  investment
objectives  by  investing  primarily  in  income-producing   equity  instruments
(including  common stocks,  preferred  stocks and  convertible  securities)  and investment grade quality debt  securities.  The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that Van Kampen Asset
Management  believes offer the potential for income with safety of principal and long-term  growth of capital.  The Fund may invest up to 25% of its total assets in  securities of foreign  issuers and may purchase and sell certain  derivative
instruments,   such  as  options,  futures  contracts  and  options  on  futures contracts.

VAN KAMPEN  COMSTOCK FUND (CLASS A) -- Van Kampen Asset  Management,  1 Parkview
Plaza, Oakbrook Terrace, Illinois 60181, serves as investment adviser of the Van
Kampen Comstock Fund (the "Fund").

   INVESTMENT  OBJECTIVE AND INVESTMENT  STRATEGIES:  To seek capital growth and income  through  investments  in equity  securities,  including  common  stocks, preferred stocks and securities  convertible  into common and preferred  stocks.
The  Fund  seeks  to  achieve  its  investment  objective  under  normal  market conditions  by  investing  in  a  portfolio  of  equity  securities,  consisting principally  of common stocks.  The Fund  emphasizes a value style of investing, seeking  well-established,  undervalued  companies  believed by Van Kampen Asset
Management to possess the potential for capital growth and income.  The Fund may invest up to 25% of its total assets in  securities  of foreign  issuers and may purchase  and sell  certain  derivative  instruments,  such as options,  futures contracts and options on futures contracts.

VAN KAMPEN AGGRESSIVE  GROWTH FUND (CLASS A) -- Van Kampen Asset  Management,  1
Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Van Kampen Aggressive Growth Fund (the "Fund").

   INVESTMENT OBJECTIVE AND INVESTMENT  STRATEGIES:  To seek capital growth. The
Fund seeks to achieve  its  investment  objective  under  normal  conditions  by investing  primarily in common  stocks and other equity  securities of companies that Van Kampen Asset Management  believes have an above- average  potential for capital growth.  The Fund focuses  primarily on equity  securities of small- and medium-sized  companies,  although the Fund may invest in larger-sized companies that Van Kampen Asset Management  believes have an  above-average  potential for capital growth.  The Fund may invest up to 25% of its total assets in securities of foreign  issuers and may purchase and sell  certain  derivative  instruments, such as options, futures contracts and options on futures contracts.

WELLS FARGO  ADVANTAGE  GROWTH AND INCOME FUND  (ADVISOR  CLASS) -- Matrix Asset
Advisors, Inc., 747 Third Avenue, New York, New York 10017, serves as investment adviser of the Wells Fargo Advantage Growth and Income Fund (the "Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS:  To seek total return comprised of long-term capital  appreciation and current income. The Fund invests principally in  large-capitalization  companies,  which are  defined  as those with a market capitalization  of $3  billion  or more.  The Fund  selects  companies  that its manager believes are financially  strong and meet specific  valuation  criteria.
The  manager  evaluates a  company's  financial  position as measured by balance sheet data, and a company's  stocks market valuation in comparison to investment value, as measured by historic and current earnings, dividends, return on equity and book value.

WELLS FARGO ADVANTAGE  GROWTH FUND (ADVISOR CLASS) -- Wells Capital  Management,
525 Market  Street,  10th Floor,  San  Francisco,  California  94105,  serves as investment adviser of the Wells Fargo Advantage Growth Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND  MAIN  INVESTMENTS:   To  seek  long-term  capital
appreciation by investing principally in equity securities of companies that the manager  believes have superior  prospects for dynamic growth of revenues and/or earnings  relative to earnings,  cash flow, or asset value.  The Fund focuses on companies that dominate  their market,  are  establishing  a new market,  or are undergoing  dynamic  change.  The portfolio can include  stocks of any size. The
Fund may invest in any sector, and at times may emphasize one or more particular sectors.

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (CLASS A) -- Wells Capital Management
Incorporated,  525 Market Street,  10th Floor, San Francisco,  California 94105,
serves as investment  adviser of the Wells Fargo  Advantage Small Cap Value Fund
(the "Fund").

   INVESTMENT  OBJECTIVE  AND  MAIN  INVESTMENTS:   To  seek  long-term  capital
appreciation by investing principally in small-capitalization companies that its manager believes are undervalued relative to the market based on earnings,  cash flow, or asset value. The Fund defines "small-capitalization companies" as those with market  capitalizations  at the time of purchase equal to or lower than the company with the largest market  capitalization in the Russell 2500™ Index which was $9.5 billion,  as of December 31, 2004 and is expected to change frequently.
The manager specifically looks for companies whose stock prices may benefit from a positive  dynamic of change,  such as a new management  team, a new product or service,  a corporate  restructuring,  an improved business plan, or a change in the political,  economic or social environment.  As a hedging strategy, the Fund may write put and call options and may invest in any sector.

WELLS  FARGO  ADVANTAGE  OPPORTUNITY  FUND  (ADVISOR  CLASS)  --  Wells  Capital
Management   Incorporated,   525  Market  Street,  10th  Floor,  San  Francisco,
California  94105,  serves as  investment  adviser of the Wells Fargo  Advantage
Opportunity Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND  MAIN  INVESTMENTS:   To  seek  long-term  capital
appreciation  by  investing  in  equity   securities  of   medium-capitalization
companies that its manager believes are under-priced, yet have attractive growth prospects.  The manager bases the analysis on a comparison between the company's public value, based on market quotations,  with its "private-market  value"--the price an  investor  would be  willing to pay for the  entire  company  given its
management  strength,   financial  health  and  growth  potential.  The  manager
determines a company's private-market value based on a fundamental analysis of a company's cash flows,  asset valuations,  competitive  situation,  and franchise value.